BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 96.6%
ADVERTISING – 0.1%
Summer BC Bidco B LLC(1)	5.50	10/31/26	$5,000	$4,122

AEROSPACE/DEFENSE – 10.3%
Bombardier, Inc.(1)	7.13	06/15/26	15,000	14,984
Bombardier, Inc.(1)	7.45	05/01/34	15,000	15,264
Bombardier, Inc.(1)	7.50	12/01/24	15,000	15,302
Bombardier, Inc.(1)	7.50	03/15/25	15,000	15,037
Bombardier, Inc.(1)	7.88	04/15/27	20,000	20,010
Howmet Aerospace, Inc.	3.00	01/15/29	10,000	8,738
Howmet Aerospace, Inc.	5.13	10/01/24	10,000	9,962
Howmet Aerospace, Inc.	5.90	02/01/27	10,000	10,187
Howmet Aerospace, Inc.	5.95	02/01/37	10,000	10,107
Howmet Aerospace, Inc.	6.88	05/01/25	10,000	10,312
Moog, Inc.(1)	4.25	12/15/27	10,000	9,287
Rolls-Royce PLC(1)	3.63	10/14/25	15,000	13,988
Rolls-Royce PLC(1)	5.75	10/15/27	15,000	14,607
Spirit AeroSystems, Inc.	4.60	06/15/28	10,000	8,420
Spirit AeroSystems, Inc.(1)	7.50	04/15/25	20,000	20,092
Spirit AeroSystems, Inc.(1)	9.38	11/30/29	10,000	10,880
TransDigm, Inc.	4.63	01/15/29	25,000	22,590
TransDigm, Inc.	5.50	11/15/27	30,000	28,683
TransDigm, Inc.(1)	6.25	03/15/26	60,000	60,047
TransDigm, Inc.	6.38	06/15/26	25,000	24,720
TransDigm, Inc.(1)	8.00	12/15/25	15,000	15,309
Triumph Group, Inc.(1)	6.25	09/15/24	10,000	9,667
Triumph Group, Inc.	7.75	08/15/25	5,000	4,254
Triumph Group, Inc.(1)	8.88	06/01/24	10,000	10,164
				382,611
AIRLINES – 6.7%
Air Canada(1)	3.88	08/15/26	15,000	13,895
American Airlines Group, Inc.(1)	3.75	03/01/25	15,000	14,068
American Airlines, Inc.(1)	11.75	07/15/25	25,000	27,854
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(1)	5.50	04/20/26	45,000	44,166
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(1)	5.75	04/20/29	40,000	38,743
Delta Air Lines, Inc.	2.90	10/28/24	10,000	9,549
Delta Air Lines, Inc.	3.75	10/28/29	10,000	8,861
Delta Air Lines, Inc.	4.38	04/19/28	10,000	9,305
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.(1)	5.75	01/20/26	20,000	19,125
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.(1)	8.00	09/20/25	10,000	10,220
United Airlines Holdings, Inc.	4.88	01/15/25	15,000	14,703
United Airlines, Inc.(1)	4.38	04/15/26	15,000	14,258
United Airlines, Inc.(1)	4.63	04/15/29	25,000	22,842
				247,589
AUTO MANUFACTURERS – 0.2%
PM General Purchaser LLC(1)	9.50	10/01/28	10,000	7,665

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
AUTO PARTS & EQUIPMENT – 0.5%
Dornoch Debt Merger Sub, Inc.(1)	6.63	10/15/29	$10,000	$7,521
Titan International, Inc.	7.00	04/30/28	10,000	9,645
				17,166
BUILDING MATERIALS – 5.7%
Builders FirstSource, Inc.(1)	4.25	02/01/32	15,000	12,927
Builders FirstSource, Inc.(1)	5.00	03/01/30	5,000	4,669
Builders FirstSource, Inc.(1)	6.38	06/15/32	10,000	9,800
Camelot Return Merger Sub, Inc.(1)	8.75	08/01/28	10,000	9,415
Cornerstone Building Brands, Inc.(1)	6.13	01/15/29	10,000	7,503
CP Atlas Buyer, Inc.(1)	7.00	12/01/28	5,000	3,872
Eco Material Technologies, Inc.(1)	7.88	01/31/27	10,000	9,634
Griffon Corp.	5.75	03/01/28	15,000	14,214
JELD-WEN, Inc.(1)	4.63	12/15/25	15,000	13,296
Louisiana-Pacific Corp.(1)	3.63	03/15/29	5,000	4,334
Masonite International Corp.(1)	3.50	02/15/30	10,000	8,266
MIWD Holdco II LLC/MIWD Finance Corp.(1)	5.50	02/01/30	5,000	4,163
New Enterprise Stone & Lime Co., Inc.(1)	5.25	07/15/28	15,000	13,824
Oscar Acquisition Co LLC/Oscar Finance, Inc.(1)	9.50	04/15/30	5,000	4,481
PGT Innovations, Inc.(1)	4.38	10/01/29	10,000	8,642
Smyrna Ready Mix Concrete LLC(1)	6.00	11/01/28	15,000	13,714
Standard Industries, Inc./NJ(1)	3.38	01/15/31	15,000	11,932
Standard Industries, Inc./NJ(1)	4.38	07/15/30	20,000	17,119
Standard Industries, Inc./NJ(1)	4.75	01/15/28	15,000	14,076
Standard Industries, Inc./NJ(1)	5.00	02/15/27	10,000	9,490
Summit Materials LLC/Summit Materials Finance Corp.(1)	5.25	01/15/29	15,000	14,103
				209,474
CHEMICALS – 9.5%
Ashland LLC(1)	3.38	09/01/31	10,000	8,312
ASP Unifrax Holdings, Inc.(1)	5.25	09/30/28	10,000	8,580
ASP Unifrax Holdings, Inc.(1)	7.50	09/30/29	5,000	3,607
Avient Corp.(1)	5.75	05/15/25	20,000	19,816
Axalta Coating Systems LLC(1)	3.38	02/15/29	15,000	12,920
Chemours Co.(1)	4.63	11/15/29	10,000	8,369
Chemours Co.	5.38	05/15/27	15,000	13,886
Cornerstone Chemical Co.(1)	6.75	08/15/24	5,000	4,006
CVR Partners LP/CVR Nitrogen Finance Corp.(1)	6.13	06/15/28	10,000	9,065
Element Solutions, Inc.(1)	3.88	09/01/28	10,000	8,863
HB Fuller Co.	4.00	02/15/27	10,000	9,259
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.(1)	9.00	07/01/28	10,000	8,949
Ingevity Corp.(1)	3.88	11/01/28	10,000	8,777
LSF11 A5 Hold Co LLC(1)	6.63	10/15/29	5,000	4,126
Mativ Holdings, Inc.(1)	6.88	10/01/26	10,000	9,264
NOVA Chemicals Corp.(1)	4.25	05/15/29	10,000	8,588
NOVA Chemicals Corp.(1)	4.88	06/01/24	20,000	19,724
NOVA Chemicals Corp.(1)	5.00	05/01/25	10,000	9,627
NOVA Chemicals Corp.(1)	5.25	06/01/27	5,000	4,657
Olin Corp.	5.13	09/15/27	10,000	9,713
Olin Corp.	5.63	08/01/29	15,000	14,613

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CHEMICALS – 9.5% (Continued)
Olympus Water US Holding Corp.(1)	4.25	10/01/28	$15,000	$12,605
Polar US Borrower LLC/Schenectady International Group, Inc.(1)	6.75	05/15/26	5,000	2,261
Rain CII Carbon LLC/CII Carbon Corp.(1)	7.25	04/01/25	5,000	4,710
Rayonier AM Products, Inc.(1)	7.63	01/15/26	10,000	9,363
SCIH Salt Holdings, Inc.(1)	4.88	05/01/28	15,000	13,219
SCIH Salt Holdings, Inc.(1)	6.63	05/01/29	10,000	8,567
SCIL IV LLC/SCIL USA Holdings LLC(1)	5.38	11/01/26	10,000	9,178
SK Invictus Intermediate II Sarl(1)	5.00	10/30/29	10,000	8,213
SPCM SA(1)	3.13	03/15/27	10,000	8,816
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.(1)	5.38	09/01/25	15,000	13,143
Tronox, Inc.(1)	4.63	03/15/29	10,000	8,565
Valvoline, Inc.(1)	3.63	06/15/31	15,000	12,641
Venator Finance Sarl/Venator Materials LLC(1)	5.75	07/15/25	10,000	3,538
Vibrantz Technologies, Inc.(1)	9.00	02/15/30	10,000	7,721
WR Grace Holdings LLC(1)	4.88	06/15/27	10,000	9,291
WR Grace Holdings LLC(1)	5.63	08/15/29	20,000	16,720
				353,272
COAL – 0.4%
SunCoke Energy, Inc.(1)	4.88	06/30/29	10,000	8,811
Warrior Met Coal, Inc.(1)	7.88	12/01/28	5,000	4,932
				13,743
COMMERCIAL SERVICES – 14.4%
ADT Security Corp.(1)	4.13	08/01/29	10,000	8,915
ADT Security Corp.(1)	4.88	07/15/32	10,000	8,936
Albion Financing 1 Sarl/Aggreko Holdings, Inc.(1)	6.13	10/15/26	15,000	13,481
Allied Universal Holdco LLC/Allied Universal Finance Corp.(1)	6.00	06/01/29	20,000	16,117
Allied Universal Holdco LLC/Allied Universal Finance Corp.(1)	6.63	07/15/26	30,000	28,920
Allied Universal Holdco LLC/Allied Universal Finance Corp.(1)	9.75	07/15/27	10,000	9,563
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl(1)	4.63	06/01/28	15,000	12,957
APi Group DE, Inc.(1)	4.75	10/15/29	10,000	8,931
Aptim Corp.(1)	7.75	06/15/25	15,000	10,725
APX Group, Inc.(1)	5.75	07/15/29	10,000	8,663
APX Group, Inc.(1)	6.75	02/15/27	10,000	9,812
Arrow Bidco LLC(1)	9.50	03/15/24	5,000	5,006
ASGN, Inc.(1)	4.63	05/15/28	10,000	9,135
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	5.38	03/01/29	15,000	13,431
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	5.75	07/15/27	10,000	9,408
Brink’s Co.(1)	4.63	10/15/27	15,000	14,012
CoreLogic, Inc.(1)	4.50	05/01/28	10,000	7,964
Garda World Security Corp.(1)	4.63	02/15/27	10,000	9,114
Garda World Security Corp.(1)	6.00	06/01/29	10,000	8,361
Garda World Security Corp.(1)	9.50	11/01/27	5,000	4,945
Gartner, Inc.(1)	3.75	10/01/30	15,000	13,314
Gartner, Inc.(1)	4.50	07/01/28	15,000	14,269
Grand Canyon University	4.13	10/01/24	10,000	9,531
Herc Holdings, Inc.(1)	5.50	07/15/27	20,000	19,175
Hertz Corp.(1)	4.63	12/01/26	10,000	8,912
Hertz Corp.(1)	5.00	12/01/29	10,000	8,188

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
COMMERCIAL SERVICES – 14.4% (Continued)
Neptune Bidco US, Inc.(1)	9.29	04/15/29	$25,000	$24,338
NESCO Holdings II, Inc.(1)	5.50	04/15/29	10,000	8,994
Nielsen Finance LLC/Nielsen Finance Co.(1)	4.75	07/15/31	10,000	4,871
Nielsen Finance LLC/Nielsen Finance Co.(1)	5.63	10/01/28	15,000	7,760
PECF USS Intermediate Holding III Corp.(1)	8.00	11/15/29	10,000	7,640
Prime Security Services Borrower LLC/Prime Finance, Inc.(1)	3.38	08/31/27	30,000	26,663
Prime Security Services Borrower LLC/Prime Finance, Inc.(1)	5.75	04/15/26	20,000	19,626
Sabre GLBL, Inc.(1)	7.38	09/01/25	15,000	14,733
Sabre GLBL, Inc.(1)	9.25	04/15/25	10,000	10,273
Sotheby’s(1)	7.38	10/15/27	15,000	14,431
TriNet Group, Inc.(1)	3.50	03/01/29	5,000	4,206
United Rentals North America, Inc.	3.75	01/15/32	10,000	8,661
United Rentals North America, Inc.	3.88	02/15/31	15,000	13,221
United Rentals North America, Inc.	4.00	07/15/30	15,000	13,521
United Rentals North America, Inc.	4.88	01/15/28	20,000	19,400
United Rentals North America, Inc.	5.25	01/15/30	10,000	9,688
United Rentals North America, Inc.	5.50	05/15/27	10,000	9,950
WASH Multifamily Acquisition, Inc.(1)	5.75	04/15/26	10,000	9,240
WW International, Inc.(1)	4.50	04/15/29	10,000	5,340
ZipRecruiter, Inc.(1)	5.00	01/15/30	10,000	8,713
				533,054
COMPUTERS – 0.3%
Conduent Business Services LLC/Conduent State & Local Solutions, Inc.(1)	6.00	11/01/29	10,000	8,865
Exela Intermediate LLC/Exela Finance, Inc.(1)	11.50	07/15/26	15,000	1,780
				10,645
DISTRIBUTION/WHOLESALE – 1.2%
American Builders & Contractors Supply Co., Inc.(1)	4.00	01/15/28	15,000	13,683
BCPE Empire Holdings, Inc.(1)	7.63	05/01/27	10,000	9,384
H&E Equipment Services, Inc.(1)	3.88	12/15/28	20,000	17,628
Resideo Funding, Inc.(1)	4.00	09/01/29	5,000	4,152
				44,847
DIVERSIFIED FINANCIAL SERVICES – 0.5%
VistaJet Malta Finance PLC/XO Management Holding, Inc.(1)	6.38	02/01/30	10,000	8,834
VistaJet Malta Finance PLC/XO Management Holding, Inc.(1)	7.88	05/01/27	10,000	9,713
				18,547
ELECTRIC – 0.2%
Pike Corp.(1)	5.50	09/01/28	10,000	8,839

ELECTRICAL COMPONENTS & EQUIPMENT – 1.0%
WESCO Distribution, Inc.(1)	7.13	06/15/25	15,000	15,259
WESCO Distribution, Inc.(1)	7.25	06/15/28	20,000	20,516
				35,775
ELECTRONICS – 0.1%
Atkore, Inc.(1)	4.25	06/01/31	5,000	4,394

ENERGY-ALTERNATE SOURCES – 0.4%
Enviva Partners LP/Enviva Partners Finance Corp.(1)	6.50	01/15/26	15,000	14,018

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ENGINEERING & CONSTRUCTION – 3.0%
AECOM	5.13	03/15/27	$15,000	$14,754
Artera Services LLC(1)	9.03	12/04/25	15,000	12,844
Brand Industrial Services, Inc.(1)	8.50	07/15/25	15,000	12,279
Dycom Industries, Inc.(1)	4.50	04/15/29	10,000	8,965
Fluor Corp.	4.25	09/15/28	10,000	9,339
Global Infrastructure Solutions, Inc.(1)	7.50	04/15/32	15,000	12,774
Promontoria Holding 264 BV(1)	7.88	03/01/27	10,000	9,474
Railworks Holdings LP/Railworks Rally, Inc.(1)	8.25	11/15/28	5,000	4,637
TopBuild Corp.(1)	4.13	02/15/32	10,000	8,495
Tutor Perini Corp.(1)	6.88	05/01/25	10,000	8,922
Weekley Homes LLC/Weekley Finance Corp.(1)	4.88	09/15/28	10,000	8,716
				111,199
ENVIRONMENTAL CONTROL – 3.0%
Clean Harbors, Inc.(1)	4.88	07/15/27	15,000	14,491
Covanta Holding Corp.(1)	4.88	12/01/29	10,000	8,752
Covanta Holding Corp.	5.00	09/01/30	5,000	4,265
GFL Environmental, Inc.(1)	3.50	09/01/28	10,000	8,931
GFL Environmental, Inc.(1)	3.75	08/01/25	10,000	9,515
GFL Environmental, Inc.(1)	4.00	08/01/28	10,000	8,890
GFL Environmental, Inc.(1)	4.38	08/15/29	10,000	8,881
GFL Environmental, Inc.(1)	4.75	06/15/29	5,000	4,520
GFL Environmental, Inc.(1)	5.13	12/15/26	10,000	9,739
Madison IAQ LLC(1)	4.13	06/30/28	10,000	8,814
Madison IAQ LLC(1)	5.88	06/30/29	10,000	7,949
Stericycle, Inc.(1)	3.88	01/15/29	10,000	8,885
Waste Pro USA, Inc.(1)	5.50	02/15/26	10,000	9,312
				112,944
FOOD SERVICE – 1.3%
Aramark Services, Inc.(1)	5.00	04/01/25	10,000	9,860
Aramark Services, Inc.(1)	5.00	02/01/28	10,000	9,439
Aramark Services, Inc.(1)	6.38	05/01/25	20,000	20,030
TKC Holdings, Inc.(1)	10.50	05/15/29	15,000	9,167
				48,496
FOREST PRODUCTS & PAPER – 1.4%
Clearwater Paper Corp.(1)	5.38	02/01/25	10,000	9,744
Domtar Corp.(1)	6.75	10/01/28	10,000	9,205
Glatfelter Corp.(1)	4.75	11/15/29	10,000	7,013
Mercer International, Inc.	5.13	02/01/29	15,000	12,852
Resolute Forest Products, Inc.(1)	4.88	03/01/26	5,000	4,962
Sylvamo Corp.(1)	7.00	09/01/29	10,000	9,578
				53,354
HOLDING COMPANIES-DIVERS – 0.5%
Stena International SA(1)	6.13	02/01/25	20,000	19,012

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HOME BUILDERS – 4.3%
Ashton Woods USA LLC/Ashton Woods Finance Co.(1)	4.63	08/01/29	$10,000	$8,364
Beazer Homes USA, Inc.	7.25	10/15/29	10,000	9,252
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(1)	5.00	06/15/29	10,000	7,954
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(1)	6.25	09/15/27	10,000	8,906
Century Communities, Inc.	6.75	06/01/27	15,000	14,810
Installed Building Products, Inc.(1)	5.75	02/01/28	5,000	4,613
KB Home	4.00	06/15/31	5,000	4,175
KB Home	6.88	06/15/27	10,000	10,211
KB Home	7.25	07/15/30	5,000	4,998
LGI Homes, Inc.(1)	4.00	07/15/29	5,000	4,057
M/I Homes, Inc.	3.95	02/15/30	10,000	8,423
Mattamy Group Corp.(1)	4.63	03/01/30	10,000	8,446
Meritage Homes Corp.(1)	3.88	04/15/29	10,000	8,875
Meritage Homes Corp.	6.00	06/01/25	10,000	10,064
Shea Homes LP/Shea Homes Funding Corp.	4.75	04/01/29	10,000	8,662
Taylor Morrison Communities, Inc.(1)	5.13	08/01/30	5,000	4,578
Taylor Morrison Communities, Inc.(1)	5.75	01/15/28	5,000	4,856
Taylor Morrison Communities, Inc.(1)	5.88	06/15/27	10,000	9,840
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.	5.88	06/15/24	10,000	9,977
Tri Pointe Homes, Inc.	5.70	06/15/28	10,000	9,392
				160,453
INTERNET – 1.4%
Uber Technologies, Inc.(1)	4.50	08/15/29	20,000	17,844
Uber Technologies, Inc.(1)	6.25	01/15/28	10,000	9,797
Uber Technologies, Inc.(1)	7.50	05/15/25	10,000	10,156
Uber Technologies, Inc.(1)	7.50	09/15/27	15,000	15,249
				53,046
IRON/STEEL – 3.2%
ATI, Inc.	4.88	10/01/29	15,000	13,743
Baffinland Iron Mines Corp./Baffinland Iron Mines LP(1)	8.75	07/15/26	5,000	4,864
Big River Steel LLC/BRS Finance Corp.(1)	6.63	01/31/29	10,000	9,821
Carpenter Technology Corp.	6.38	07/15/28	10,000	9,861
Cleveland-Cliffs, Inc.(1)	4.63	03/01/29	5,000	4,669
Cleveland-Cliffs, Inc.(1)	4.88	03/01/31	5,000	4,677
Cleveland-Cliffs, Inc.	5.88	06/01/27	10,000	9,847
Cleveland-Cliffs, Inc.(1)	6.75	03/15/26	10,000	10,175
Commercial Metals Co.	4.13	01/15/30	10,000	8,961
Commercial Metals Co.	4.38	03/15/32	5,000	4,392
Mineral Resources Ltd.(1)	8.13	05/01/27	10,000	10,088
Mineral Resources Ltd.(1)	8.50	05/01/30	15,000	15,517
TMS International Corp./DE(1)	6.25	04/15/29	5,000	3,785
United States Steel Corp.	6.88	03/01/29	9,000	9,105
				119,505
MACHINERY-CONSTRUCTION & MINING – 0.7%
BWX Technologies, Inc.(1)	4.13	04/15/29	10,000	8,961
Terex Corp.(1)	5.00	05/15/29	10,000	9,351
Weir Group PLC(1)	2.20	05/13/26	10,000	8,967
				27,279

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MACHINERY-DIVERSIFIED – 2.2%
Chart Industries, Inc.(1)	7.50	01/01/30	$20,000	$20,475
GrafTech Finance, Inc.(1)	4.63	12/15/28	10,000	8,533
Mueller Water Products, Inc.(1)	4.00	06/15/29	5,000	4,441
OT Merger Corp.(1)	7.88	10/15/29	5,000	3,218
SPX FLOW, Inc.(1)	8.75	04/01/30	10,000	8,244
Titan Acquisition Ltd./Titan Co.-Borrower LLC(1)	7.75	04/15/26	10,000	9,475
TK Elevator US Newco, Inc.(1)	5.25	07/15/27	30,000	27,809
				82,195
MEDIA – 0.3%
Cengage Learning, Inc.(1)	9.50	06/15/24	10,000	9,740

METAL FABRICATE/HARDWARE – 0.7%
Advanced Drainage Systems, Inc.(1)	6.38	06/15/30	10,000	9,946
Park-Ohio Industries, Inc.	6.63	04/15/27	10,000	7,361
Roller Bearing Co. of America, Inc.(1)	4.38	10/15/29	10,000	9,023
				26,330
MINING – 5.3%
Arconic Corp.(1)	6.00	05/15/25	10,000	9,926
Arconic Corp.(1)	6.13	02/15/28	10,000	9,621
Coeur Mining, Inc.(1)	5.13	02/15/29	5,000	4,032
Compass Minerals International, Inc.(1)	6.75	12/01/27	10,000	9,768
Constellium SE(1)	3.75	04/15/29	15,000	12,775
Eldorado Gold Corp.(1)	6.25	09/01/29	5,000	4,589
FMG Resources August 2006 Pty Ltd.(1)	4.38	04/01/31	20,000	17,627
FMG Resources August 2006 Pty Ltd.(1)	4.50	09/15/27	10,000	9,558
FMG Resources August 2006 Pty Ltd.(1)	5.13	05/15/24	10,000	9,915
FMG Resources August 2006 Pty Ltd.(1)	5.88	04/15/30	10,000	9,778
FMG Resources August 2006 Pty Ltd.(1)	6.13	04/15/32	10,000	9,760
Hecla Mining Co.	7.25	02/15/28	10,000	9,982
Hudbay Minerals, Inc.(1)	4.50	04/01/26	5,000	4,613
Hudbay Minerals, Inc.(1)	6.13	04/01/29	10,000	9,247
IAMGOLD Corp.(1)	5.75	10/15/28	5,000	3,958
JW Aluminum Continuous Cast Co.(1)	10.25	06/01/26	5,000	5,105
Kaiser Aluminum Corp.(1)	4.50	06/01/31	15,000	12,704
New Gold, Inc.(1)	7.50	07/15/27	5,000	4,647
Novelis Corp.(1)	3.25	11/15/26	10,000	9,067
Novelis Corp.(1)	3.88	08/15/31	15,000	12,683
Novelis Corp.(1)	4.75	01/30/30	15,000	13,598
Taseko Mines Ltd.(1)	7.00	02/15/26	5,000	4,745
				197,698
MISCELLANEOUS MANUFACTURER – 1.7%
Amsted Industries, Inc.(1)	5.63	07/01/27	15,000	14,756
FXI Holdings, Inc.(1)	12.25	11/15/26	20,000	18,125
Hillenbrand, Inc.	5.75	06/15/25	10,000	10,066
LSB Industries, Inc.(1)	6.25	10/15/28	10,000	9,023
Trinity Industries, Inc.	4.55	10/01/24	10,000	9,668
				61,638

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OFFICE FURNISHINGS – 0.4%
Interface, Inc.(1)	5.50	12/01/28	$5,000	$4,207
Steelcase, Inc.	5.13	01/18/29	10,000	8,941
				13,148
OFFICE/BUSINESS EQUIPMENT – 0.2%
Pitney Bowes, Inc.(1)	6.88	03/15/27	10,000	8,399

PACKAGING & CONTAINERS – 10.6%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	3.25	09/01/28	10,000	8,787
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	4.00	09/01/29	10,000	8,284
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	6.00	06/15/27	10,000	9,985
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(1)	4.13	08/15/26	10,000	9,139
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(1)	5.25	04/30/25	20,000	19,579
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(1)	5.25	08/15/27	10,000	8,204
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(1)	5.25	08/15/27	10,000	8,204
Ball Corp.	2.88	08/15/30	20,000	16,426
Ball Corp.	3.13	09/15/31	10,000	8,191
Ball Corp.	5.25	07/01/25	20,000	19,925
Ball Corp.	6.88	03/15/28	15,000	15,489
Berry Global, Inc.(1)	5.63	07/15/27	10,000	9,837
Cascades, Inc./Cascades USA, Inc.(1)	5.38	01/15/28	10,000	9,351
Clydesdale Acquisition Holdings, Inc.(1)	6.63	04/15/29	10,000	9,844
Clydesdale Acquisition Holdings, Inc.(1)	8.75	04/15/30	10,000	8,854
Crown Americas LLC	5.25	04/01/30	10,000	9,635
Crown Americas LLC/Crown Americas Capital Corp. V	4.25	09/30/26	15,000	14,354
Graham Packaging Co., Inc.(1)	7.13	08/15/28	10,000	8,757
Graphic Packaging International LLC(1)	3.75	02/01/30	10,000	8,671
Graphic Packaging International LLC(1)	4.75	07/15/27	15,000	14,453
Intelligent Packaging Ltd. FinCo., Inc./Intelligent Packaging Ltd. Co.-Issuer LLC(1)	6.00	09/15/28	10,000	8,858
Mauser Packaging Solutions Holding Co.(1)	5.50	04/15/24	15,000	15,007
Mauser Packaging Solutions Holding Co.(1)	7.25	04/15/25	20,000	19,551
OI European Group BV(1)	4.75	02/15/30	10,000	8,989
Owens-Brockway Glass Container, Inc.(1)	6.63	05/13/27	10,000	9,817
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC(1)	4.00	10/15/27	25,000	22,472
Sealed Air Corp.(1)	4.00	12/01/27	10,000	9,263
Sealed Air Corp.(1)	5.00	04/15/29	5,000	4,804
Sealed Air Corp.(1)	5.50	09/15/25	10,000	9,952
Sealed Air Corp.(1)	6.13	02/01/28	15,000	15,149
Silgan Holdings, Inc.	4.13	02/01/28	10,000	9,350
Trident TPI Holdings, Inc.(1)	9.25	08/01/24	5,000	4,887
TriMas Corp.(1)	4.13	04/15/29	5,000	4,457
Trivium Packaging Finance BV(1)	5.50	08/15/26	15,000	14,418
Trivium Packaging Finance BV(1)	8.50	08/15/27	10,000	9,634
				392,577

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 3.2%
Beacon Roofing Supply, Inc.(1)	4.13	05/15/29	$10,000	$8,634
BlueLinx Holdings, Inc.(1)	6.00	11/15/29	5,000	4,439
Foundation Building Materials, Inc.(1)	6.00	03/01/29	5,000	4,028
LBM Acquisition LLC(1)	6.25	01/15/29	10,000	7,614
Park River Holdings, Inc.(1)	5.63	02/01/29	10,000	6,990
Patrick Industries, Inc.(1)	4.75	05/01/29	10,000	8,562
Specialty Building Products Holdings LLC/SBP Finance Corp.(1)	6.38	09/30/26	10,000	9,010
SRS Distribution, Inc.(1)	4.63	07/01/28	20,000	18,295
SRS Distribution, Inc.(1)	6.00	12/01/29	10,000	8,557
Staples, Inc.(1)	7.50	04/15/26	30,000	26,698
Staples, Inc.(1)	10.75	04/15/27	10,000	7,593
White Capital Buyer LLC(1)	6.88	10/15/28	10,000	9,119
				119,539
SOFTWARE – 1.1%
Camelot Finance SA(1)	4.50	11/01/26	10,000	9,524
Clarivate Science Holdings Corp.(1)	3.88	07/01/28	15,000	13,404
Clarivate Science Holdings Corp.(1)	4.88	07/01/29	10,000	8,813
Dun & Bradstreet Corp.(1)	5.00	12/15/29	10,000	8,868
				40,609
TRANSPORTATION – 0.6%
Carriage Purchaser, Inc.(1)	7.88	10/15/29	5,000	3,642
First Student Bidco, Inc./First Transit Parent, Inc.(1)	4.00	07/31/29	10,000	8,339
Watco Cos LLC/Watco Finance Corp.(1)	6.50	06/15/27	10,000	9,457
				21,438
TOTAL CORPORATE BONDS (Cost – $3,856,551)				3,584,360

SHORT-TERM INVESTMENTS – 1.4%
TIME DEPOSITS – 1.4%
ANZ National Bank, London	3.68	02/01/23	53,321	53,321
TOTAL SHORT-TERM INVESTMENTS (Cost – $53,321)				53,321

TOTAL INVESTMENTS – 98.0% (Cost – $3,909,872)				$3,637,681
OTHER ASSETS LESS LIABILITIES – 2.0%				72,699
NET ASSETS – 100.0%				$3,710,380

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at January 31, 2023, amounts to $2,922,196 and represents 78.8% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 — unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2023:

BondBloxx USD High Yield Bond Industrial Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$3,584,360	$–	$3,584,360
Short-Term Investments	–	53,321	–	53,321
Total Investments	$–	$3,637,681	$–	$3,637,681

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 97.6%
ADVERTISING – 2.9%
Advantage Sales & Marketing, Inc.(1)	6.50	11/15/28	$10,000	$7,614
Clear Channel Outdoor Holdings, Inc.(1)	5.13	08/15/27	20,000	18,165
Clear Channel Outdoor Holdings, Inc.(1)	7.75	04/15/28	30,000	25,575
CMG Media Corp.(1)	8.88	12/15/27	10,000	7,816
Lamar Media Corp.	3.63	01/15/31	15,000	12,757
Lamar Media Corp.	3.75	02/15/28	15,000	13,637
National CineMedia LLC(1)	5.88	04/15/28	5,000	1,406
Stagwell Global LLC(1)	5.63	08/15/29	15,000	13,163
				100,133
AUTO PARTS & EQUIPMENT – 1.3%
Clarios Global LP/Clarios US Finance Co.(1)	6.25	05/15/26	25,000	24,863
Clarios Global LP/Clarios US Finance Co.(1)	8.50	05/15/27	20,000	19,948
				44,811
COMMERCIAL SERVICES – 0.3%
Cimpress PLC(1)	7.00	06/15/26	5,000	3,480
Deluxe Corp.(1)	8.00	06/01/29	10,000	8,577
				12,057
COMPUTERS – 5.7%
Ahead DB Holdings LLC(1)	6.63	05/01/28	5,000	4,232
Crowdstrike Holdings, Inc.	3.00	02/15/29	10,000	8,592
McAfee Corp.(1)	7.38	02/15/30	25,000	20,801
NCR Corp.(1)	5.13	04/15/29	25,000	21,810
NCR Corp.(1)	5.25	10/01/30	10,000	8,659
NCR Corp.(1)	5.75	09/01/27	10,000	9,715
Presidio Holdings, Inc.(1)	4.88	02/01/27	10,000	9,311
Presidio Holdings, Inc.(1)	8.25	02/01/28	5,000	4,815
Seagate HDD Cayman	4.09	06/01/29	5,000	4,437
Seagate HDD Cayman	4.13	01/15/31	4,000	3,365
Seagate HDD Cayman	4.88	03/01/24	15,000	14,861
Seagate HDD Cayman	4.88	06/01/27	10,000	9,707
Seagate HDD Cayman	5.75	12/01/34	10,000	9,185
Seagate HDD Cayman(1)	9.63	12/01/32	4,800	5,442
Unisys Corp.(1)	6.88	11/01/27	10,000	7,589
Vericast Corp.(1)	11.00	09/15/26	15,000	16,312
Virtusa Corp.(1)	7.13	12/15/28	5,000	4,208
Western Digital Corp.	3.10	02/01/32	10,000	7,671
Western Digital Corp.	4.75	02/15/26	30,000	29,030
				199,742
ELECTRONICS – 2.7%
Coherent Corp.(1)	5.00	12/15/29	15,000	13,645
Imola Merger Corp.(1)	4.75	05/15/29	30,000	26,143
Sensata Technologies BV(1)	4.00	04/15/29	20,000	17,981
Sensata Technologies BV(1)	5.00	10/01/25	10,000	9,902
Sensata Technologies BV(1)	5.88	09/01/30	10,000	9,825
Sensata Technologies, Inc.(1)	3.75	02/15/31	10,000	8,502
TTM Technologies, Inc.(1)	4.00	03/01/29	10,000	8,750
				94,748

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ENGINEERING & CONSTRUCTION – 0.5%
Cellnex Finance Co. SA(1)	3.88	07/07/41	$5,000	$3,697
HTA Group Ltd./Mauritius(1)	7.00	12/18/25	15,000	14,171
				17,868
ENTERTAINMENT – 1.1%
Allen Media LLC/Allen Media Co.-Issuer, Inc.(1)	10.50	02/15/28	10,000	4,057
Lions Gate Capital Holdings LLC(1)	5.50	04/15/29	15,000	9,771
WMG Acquisition Corp.(1)	3.00	02/15/31	10,000	8,306
WMG Acquisition Corp.(1)	3.75	12/01/29	20,000	17,531
				39,665
INTERNET – 4.9%
ANGI Group LLC(1)	3.88	08/15/28	10,000	7,682
Arches Buyer, Inc.(1)	4.25	06/01/28	20,000	16,827
Cablevision Lightpath LLC(1)	3.88	09/15/27	10,000	8,510
Cars.com, Inc.(1)	6.38	11/01/28	10,000	9,285
Cogent Communications Group, Inc.(1)	3.50	05/01/26	10,000	9,271
Endurance International Group Holdings, Inc.(1)	6.00	02/15/29	10,000	7,119
Gen Digital, Inc.(1)	5.00	04/15/25	15,000	14,718
Gen Digital, Inc.(1)	6.75	09/30/27	20,000	20,301
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(1)	3.50	03/01/29	10,000	8,661
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(1)	5.25	12/01/27	10,000	9,690
ION Trading Technologies Sarl(1)	5.75	05/15/28	10,000	8,575
Match Group Holdings II LLC(1)	3.63	10/01/31	15,000	12,057
Match Group Holdings II LLC(1)	4.63	06/01/28	15,000	13,813
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.(1)	6.00	02/15/28	10,000	8,269
TripAdvisor, Inc.(1)	7.00	07/15/25	10,000	10,052
Ziff Davis, Inc.(1)	4.63	10/15/30	10,000	8,873
				173,703
MACHINERY-CONSTRUCTION & MINING – 0.3%
Vertiv Group Corp.(1)	4.13	11/15/28	10,000	8,685

MEDIA – 40.1%
Altice Financing SA(1)	5.75	08/15/29	45,000	37,857
AMC Networks, Inc.	4.25	02/15/29	15,000	9,268
AMC Networks, Inc.	4.75	08/01/25	15,000	12,848
Audacy Capital Corp.(1)	6.75	03/31/29	15,000	2,571
Cable One, Inc.(1)	4.00	11/15/30	10,000	8,259
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.25	02/01/31	40,000	33,370
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.25	01/15/34	25,000	19,526
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.50	08/15/30	35,000	29,947
CCO Holdings LLC/CCO Holdings Capital Corp.	4.50	05/01/32	35,000	29,007
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.50	06/01/33	25,000	20,349
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.75	03/01/30	40,000	35,000
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.75	02/01/32	20,000	17,028
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.00	02/01/28	35,000	32,729
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.13	05/01/27	45,000	42,939
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.38	06/01/29	25,000	23,153
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.50	05/01/26	15,000	14,756
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	6.38	09/01/29	20,000	19,323
CSC Holdings LLC(1)	3.38	02/15/31	15,000	10,481

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MEDIA – 40.1% (Continued)
CSC Holdings LLC(1)	4.13	12/01/30	$15,000	$11,114
CSC Holdings LLC(1)	4.50	11/15/31	30,000	22,134
CSC Holdings LLC(1)	4.63	12/01/30	25,000	14,812
CSC Holdings LLC	5.25	06/01/24	15,000	14,700
CSC Holdings LLC(1)	5.50	04/15/27	20,000	17,640
CSC Holdings LLC(1)	5.75	01/15/30	35,000	22,095
CSC Holdings LLC(1)	6.50	02/01/29	20,000	17,327
CSC Holdings LLC(1)	7.50	04/01/28	20,000	14,663
Cumulus Media New Holdings, Inc.(1)	6.75	07/01/26	10,000	8,360
Diamond Sports Group LLC/Diamond Sports Finance Co.	5.38	08/15/26	39,000	2,901
Diamond Sports Group LLC/Diamond Sports Finance Co.(1)	6.63	08/15/27	20,000	425
DIRECTV Financing LLC/DIRECTV Financing Co.-Obligor, Inc.(1)	5.88	08/15/27	50,000	45,364
DISH DBS Corp.	5.13	06/01/29	20,000	12,750
DISH DBS Corp.(1)	5.25	12/01/26	40,000	34,550
DISH DBS Corp.(1)	5.75	12/01/28	40,000	32,802
DISH DBS Corp.	5.88	11/15/24	30,000	28,350
DISH DBS Corp.	7.38	07/01/28	15,000	10,797
DISH DBS Corp.	7.75	07/01/26	25,000	20,337
DISH Network Corp.(1)	11.75	11/15/27	40,000	41,625
Gannett Holdings LLC(1)	6.00	11/01/26	5,000	3,874
GCI LLC(1)	4.75	10/15/28	10,000	8,816
Gray Escrow II, Inc.(1)	5.38	11/15/31	15,000	11,554
Gray Television, Inc.(1)	4.75	10/15/30	15,000	11,084
Gray Television, Inc.(1)	5.88	07/15/26	20,000	18,349
iHeartCommunications, Inc.(1)	5.25	08/15/27	20,000	17,938
iHeartCommunications, Inc.	8.38	05/01/27	30,000	26,933
LCPR Senior Secured Financing DAC(1)	6.75	10/15/27	30,000	29,269
McGraw-Hill Education, Inc.(1)	5.75	08/01/28	20,000	17,602
News Corp.(1)	3.88	05/15/29	10,000	8,961
News Corp.(1)	5.13	02/15/32	10,000	9,428
Nexstar Media, Inc.(1)	5.63	07/15/27	35,000	33,389
Paramount Global	6.25	02/28/57	10,000	8,677
Paramount Global	6.38	03/30/62	15,000	13,106
Radiate Holdco LLC/Radiate Finance, Inc.(1)	4.50	09/15/26	15,000	11,512
Radiate Holdco LLC/Radiate Finance, Inc.(1)	6.50	09/15/28	15,000	7,835
Scripps Escrow II, Inc.(1)	5.38	01/15/31	10,000	8,082
Scripps Escrow, Inc.(1)	5.88	07/15/27	10,000	8,936
Sinclair Television Group, Inc.(1)	4.13	12/01/30	15,000	11,943
Sinclair Television Group, Inc.(1)	5.13	02/15/27	10,000	8,852
Sirius XM Radio, Inc.(1)	3.13	09/01/26	20,000	18,031
Sirius XM Radio, Inc.(1)	3.88	09/01/31	20,000	16,513
Sirius XM Radio, Inc.(1)	4.00	07/15/28	25,000	22,284
Sirius XM Radio, Inc.(1)	4.13	07/01/30	20,000	17,176
Sirius XM Radio, Inc.(1)	5.00	08/01/27	20,000	18,953
Sirius XM Radio, Inc.(1)	5.50	07/01/29	15,000	14,077
Spanish Broadcasting System, Inc.(1)	9.75	03/01/26	5,000	2,925
TEGNA, Inc.(1)	4.75	03/15/26	15,000	14,562
TEGNA, Inc.	5.00	09/15/29	20,000	18,870
Townsquare Media, Inc.(1)	6.88	02/01/26	10,000	9,371

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MEDIA – 40.1% (Continued)
Univision Communications, Inc.(1)	4.50	05/01/29	$15,000	$12,927
Univision Communications, Inc.(1)	5.13	02/15/25	25,000	24,386
Univision Communications, Inc.(1)	6.63	06/01/27	20,000	19,625
Univision Communications, Inc.(1)	7.38	06/30/30	10,000	9,820
UPC Broadband FinCo. BV(1)	4.88	07/15/31	20,000	17,623
Urban One, Inc.(1)	7.38	02/01/28	10,000	9,108
Videotron Ltd.(1)	3.63	06/15/29	10,000	8,713
Videotron Ltd.(1)	5.38	06/15/24	15,000	14,917
Virgin Media Finance PLC(1)	5.00	07/15/30	25,000	21,016
Virgin Media Secured Finance PLC(1)	5.50	05/15/29	30,000	27,870
VZ Secured Financing BV(1)	5.00	01/15/32	25,000	21,437
Ziggo Bond Co. BV(1)	6.00	01/15/27	10,000	9,469
Ziggo BV(1)	4.88	01/15/30	15,000	13,085
				1,410,055
OFFICE/BUSINESS EQUIPMENT – 0.7%
Xerox Corp.	4.80	03/01/35	10,000	6,839
Xerox Holdings Corp.(1)	5.00	08/15/25	10,000	9,315
Xerox Holdings Corp.(1)	5.50	08/15/28	10,000	8,493
				24,647
PACKAGING & CONTAINERS – 0.5%
LABL, Inc.(1)	5.88	11/01/28	20,000	18,113

SEMICONDUCTORS – 1.2%
Amkor Technology, Inc.(1)	6.63	09/15/27	10,000	10,053
Entegris Escrow Corp.(1)	5.95	06/15/30	15,000	14,423
Entegris, Inc.(1)	3.63	05/01/29	10,000	8,539
ON Semiconductor Corp.(1)	3.88	09/01/28	10,000	9,138
				42,153
SOFTWARE – 7.5%
Avaya, Inc.(1)	6.13	09/15/28	15,000	4,595
Boxer Parent Co., Inc.(1)	7.13	10/02/25	15,000	14,873
Central Parent, Inc./CDK Global, Inc.(1)	7.25	06/15/29	10,000	9,987
Cloud Software Group Holdings, Inc.(1)	6.50	03/31/29	60,000	52,735
Elastic NV(1)	4.13	07/15/29	10,000	8,571
Fair Isaac Corp.(1)	4.00	06/15/28	15,000	13,947
MicroStrategy, Inc.(1)	6.13	06/15/28	10,000	8,452
Open Text Corp.(1)	3.88	12/01/29	25,000	20,823
Open Text Holdings, Inc.(1)	4.13	02/15/30	20,000	16,868
PTC, Inc.(1)	3.63	02/15/25	15,000	14,401
Rackspace Technology Global, Inc.(1)	3.50	02/15/28	10,000	6,028
Rackspace Technology Global, Inc.(1)	5.38	12/01/28	7,000	2,590
ROBLOX Corp.(1)	3.88	05/01/30	15,000	12,686
Rocket Software, Inc.(1)	6.50	02/15/29	10,000	8,351
Skillz, Inc.(1)	10.25	12/15/26	5,000	3,400
SS&C Technologies, Inc.(1)	5.50	09/30/27	30,000	28,888
Twilio, Inc.	3.63	03/15/29	7,000	5,952
Twilio, Inc.	3.88	03/15/31	5,000	4,134

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SOFTWARE – 7.5% (Continued)
Veritas US, Inc./Veritas Bermuda Ltd.(1)	7.50	09/01/25	$25,000	$16,525
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.(1)	3.88	02/01/29	10,000	8,638
				262,444
TELECOMMUNICATIONS – 27.9%
Altice France Holding SA(1)	6.00	02/15/28	20,000	13,519
Altice France Holding SA(1)	10.50	05/15/27	20,000	17,208
Altice France SA/France(1)	5.13	07/15/29	35,000	27,517
Altice France SA/France(1)	5.50	01/15/28	20,000	16,645
Altice France SA/France(1)	5.50	10/15/29	25,000	19,799
Altice France SA/France(1)	8.13	02/01/27	25,000	23,468
British Telecommunications PLC(1)	4.88	11/23/81	10,000	8,261
C&W Senior Financing DAC(1)	6.88	09/15/27	25,000	23,822
CommScope Technologies LLC(1)	5.00	03/15/27	15,000	11,473
CommScope Technologies LLC(1)	6.00	06/15/25	20,000	18,963
CommScope, Inc.(1)	4.75	09/01/29	20,000	16,673
CommScope, Inc.(1)	6.00	03/01/26	20,000	19,173
CommScope, Inc.(1)	8.25	03/01/27	15,000	12,780
Connect FinCo. Sarl/Connect US FinCo. LLC(1)	6.75	10/01/26	30,000	28,724
Consolidated Communications, Inc.(1)	6.50	10/01/28	15,000	12,257
Embarq Corp.	8.00	06/01/36	20,000	9,683
Frontier Communications Holdings LLC(1)	5.00	05/01/28	40,000	36,424
Frontier Communications Holdings LLC(1)	5.88	10/15/27	20,000	19,124
Frontier Communications Holdings LLC(1)	6.00	01/15/30	25,000	20,565
Frontier Communications Holdings LLC(1)	8.75	05/15/30	15,000	15,566
GoTo Group, Inc.(1)	5.50	09/01/27	15,000	7,573
Hughes Satellite Systems Corp.	6.63	08/01/26	20,000	19,369
Iliad Holding SASU(1)	6.50	10/15/26	30,000	28,447
Intelsat Jackson Holdings SA(1)	6.50	03/15/30	40,000	36,420
Level 3 Financing, Inc.(1)	3.75	07/15/29	25,000	18,307
Level 3 Financing, Inc.(1)	4.25	07/01/28	25,000	19,844
Level 3 Financing, Inc.(1)	4.63	09/15/27	20,000	16,978
Lumen Technologies, Inc.(1)	4.00	02/15/27	25,000	21,117
Lumen Technologies, Inc.(1)	4.50	01/15/29	15,000	10,107
Lumen Technologies, Inc.(1)	5.38	06/15/29	5,000	3,470
Lumen Technologies, Inc.	7.60	09/15/39	15,000	10,139
Millicom International Cellular SA(1)	4.50	04/27/31	10,000	8,479
Millicom International Cellular SA(1)	6.25	03/25/29	13,500	12,449
Nokia OYJ	6.63	05/15/39	10,000	10,203
Sprint Capital Corp.	6.88	11/15/28	35,000	37,490
Sprint Capital Corp.	8.75	03/15/32	25,000	30,909
Sprint LLC	7.13	06/15/24	35,000	35,788
Sprint LLC	7.63	02/15/25	20,000	20,786
Sprint LLC	7.63	03/01/26	20,000	21,179
Telecom Italia Capital SA	6.00	09/30/34	25,000	20,095
Telecom Italia Capital SA	7.20	07/18/36	5,000	4,254
Telecom Italia Capital SA	7.72	06/04/38	25,000	21,603
Telecom Italia SpA/Milano(1)	5.30	05/30/24	25,000	24,284
Telesat Canada/Telesat LLC(1)	5.63	12/06/26	10,000	4,632

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TELECOMMUNICATIONS – 27.9% (Continued)
Telesat Canada/Telesat LLC(1)	6.50	10/15/27	$10,000	$2,807
United States Cellular Corp.	6.70	12/15/33	10,000	9,313
Viasat, Inc.(1)	5.63	09/15/25	10,000	9,413
Viasat, Inc.(1)	5.63	04/15/27	10,000	9,340
Viavi Solutions, Inc.(1)	3.75	10/01/29	10,000	8,739
Vmed O2 UK Financing I PLC(1)	4.25	01/31/31	15,000	12,545
Vmed O2 UK Financing I PLC(1)	4.75	07/15/31	20,000	17,032
Vodafone Group PLC	3.25	06/04/81	10,000	8,690
Vodafone Group PLC	4.13	06/04/81	15,000	12,164
Vodafone Group PLC	5.13	06/04/81	10,000	7,699
Vodafone Group PLC	7.00	04/04/79	25,000	25,780
Windstream Escrow LLC/Windstream Escrow Finance Corp.(1)	7.75	08/15/28	20,000	16,219
Zayo Group Holdings, Inc.(1)	4.00	03/01/27	20,000	15,931
Zayo Group Holdings, Inc.(1)	6.13	03/01/28	15,000	10,336
				981,574
TOTAL CORPORATE BONDS (Cost – $3,873,303)				3,430,398

SHORT-TERM INVESTMENTS – 0.9%
TIME DEPOSITS – 0.9%
Sumitomo Mitsui Trust Bank, London	3.68	02/01/23	31,619	31,619
TOTAL SHORT-TERM INVESTMENTS (Cost – $31,619)				31,619

TOTAL INVESTMENTS – 98.5% (Cost – $3,904,922)				$3,462,017
OTHER ASSETS LESS LIABILITIES – 1.5%				53,979
NET ASSETS – 100.0%				$3,515,996

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at January 31, 2023, amounts to $2,786,543 and represents 79.3% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 — unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2023:

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$3,430,398	$–	$3,430,398
Short-Term Investments	–	31,619	–	31,619
Total Investments	$–	$3,462,017	$–	$3,462,017

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Healthcare Sector ETF

Portfolio of Investments

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 97.4%
BIOTECHNOLOGY – 0.9%
Emergent BioSolutions, Inc.(1)	3.88	08/15/28	$8,000	$3,490
Grifols Escrow Issuer SA(1)	4.75	10/15/28	13,000	11,323
				14,813
COMMERCIAL SERVICES – 8.0%
AMN Healthcare, Inc.(1)	4.00	04/15/29	5,000	4,343
AMN Healthcare, Inc.(1)	4.63	10/01/27	10,000	9,288
Carriage Services, Inc.(1)	4.25	05/15/29	8,000	6,593
HealthEquity, Inc.(1)	4.50	10/01/29	10,000	8,965
MPH Acquisition Holdings LLC(1)	5.50	09/01/28	18,000	14,967
MPH Acquisition Holdings LLC(1)	5.75	11/01/28	23,000	16,737
Service Corp. International/US	3.38	08/15/30	15,000	12,627
Service Corp. International/US	4.00	05/15/31	13,000	11,385
Service Corp. International/US	4.63	12/15/27	8,000	7,616
Service Corp. International/US	5.13	06/01/29	16,000	15,362
StoneMor, Inc.(1)	8.50	05/15/29	8,000	6,473
Verscend Escrow Corp.(1)	9.75	08/15/26	20,000	20,094
				134,450
HEALTHCARE-PRODUCTS – 11.3%
Avantor Funding, Inc.(1)	3.88	11/01/29	15,000	13,208
Avantor Funding, Inc.(1)	4.63	07/15/28	27,000	25,487
Embecta Corp.(1)	5.00	02/15/30	9,000	7,425
Garden Spinco Corp.(1)	8.63	07/20/30	5,000	5,356
Hologic, Inc.(1)	3.25	02/15/29	15,000	13,217
Hologic, Inc.(1)	4.63	02/01/28	8,000	7,633
Medline Borrower LP(1)	3.88	04/01/29	75,000	64,218
Medline Borrower LP(1)	5.25	10/01/29	45,000	37,742
Teleflex, Inc.(1)	4.25	06/01/28	8,000	7,389
Teleflex, Inc.	4.63	11/15/27	10,000	9,559
				191,234
HEALTHCARE-SERVICES – 49.6%
Acadia Healthcare Co., Inc.(1)	5.00	04/15/29	8,000	7,490
Acadia Healthcare Co., Inc.(1)	5.50	07/01/28	8,000	7,715
AHP Health Partners, Inc.(1)	5.75	07/15/29	5,000	4,120
Air Methods Corp.(1)	8.00	05/15/25	8,000	370
Akumin Escrow, Inc.(1)	7.50	08/01/28	10,000	6,814
Akumin, Inc.(1)	7.00	11/01/25	5,000	3,881
Cano Health LLC(1)	6.25	10/01/28	5,000	3,212
Catalent Pharma Solutions, Inc.(1)	3.13	02/15/29	8,000	6,630
Catalent Pharma Solutions, Inc.(1)	3.50	04/01/30	11,000	9,103
Catalent Pharma Solutions, Inc.(1)	5.00	07/15/27	10,000	9,470
Charles River Laboratories International, Inc.(1)	3.75	03/15/29	10,000	8,920
Charles River Laboratories International, Inc.(1)	4.00	03/15/31	8,000	7,067
Charles River Laboratories International, Inc.(1)	4.25	05/01/28	8,000	7,412
CHS/Community Health Systems, Inc.(1)	4.75	02/15/31	18,000	13,797
CHS/Community Health Systems, Inc.(1)	5.25	05/15/30	27,000	21,821
CHS/Community Health Systems, Inc.(1)	5.63	03/15/27	33,000	29,255

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Healthcare Sector ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HEALTHCARE-SERVICES – 49.6% (Continued)
CHS/Community Health Systems, Inc.(1)	6.00	01/15/29	$16,000	$14,065
CHS/Community Health Systems, Inc.(1)	6.13	04/01/30	22,000	13,256
CHS/Community Health Systems, Inc.(1)	6.88	04/01/28	13,000	7,977
CHS/Community Health Systems, Inc.(1)	6.88	04/15/29	25,000	15,851
CHS/Community Health Systems, Inc.(1)	8.00	03/15/26	33,000	31,900
CHS/Community Health Systems, Inc.(1)	8.00	12/15/27	13,000	12,275
DaVita, Inc.(1)	3.75	02/15/31	27,000	21,028
DaVita, Inc.(1)	4.63	06/01/30	48,000	40,491
Encompass Health Corp.	4.50	02/01/28	15,000	14,023
Encompass Health Corp.	4.63	04/01/31	5,000	4,407
Encompass Health Corp.	4.75	02/01/30	15,000	13,769
Encompass Health Corp.	5.75	09/15/25	7,000	6,956
Envision Healthcare Corp.(1)	8.75	10/15/26	17,000	4,672
Global Medical Response, Inc.(1)	6.50	10/01/25	10,000	7,047
Hadrian Merger Sub, Inc.(1)	8.50	05/01/26	5,000	4,160
IQVIA, Inc.(1)	5.00	10/15/26	18,000	17,576
IQVIA, Inc.(1)	5.00	05/15/27	20,000	19,434
Legacy LifePoint Health LLC(1)	4.38	02/15/27	10,000	8,765
Legacy LifePoint Health LLC(1)	6.75	04/15/25	10,000	9,764
LifePoint Health, Inc.(1)	5.38	01/15/29	8,000	5,354
ModivCare Escrow Issuer, Inc.(1)	5.00	10/01/29	10,000	8,680
ModivCare, Inc.(1)	5.88	11/15/25	8,000	7,743
Molina Healthcare, Inc.(1)	3.88	11/15/30	10,000	8,613
Molina Healthcare, Inc.(1)	3.88	05/15/32	14,000	11,757
Molina Healthcare, Inc.(1)	4.38	06/15/28	15,000	13,874
Pediatrix Medical Group, Inc.(1)	5.38	02/15/30	8,000	7,089
Prime Healthcare Services, Inc.(1)	7.25	11/01/25	15,000	13,233
Radiology Partners, Inc.(1)	9.25	02/01/28	11,000	6,672
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.(1)	9.75	12/01/26	25,000	21,960
RP Escrow Issuer LLC(1)	5.25	12/15/25	14,000	11,445
Select Medical Corp.(1)	6.25	08/15/26	21,000	20,537
Surgery Center Holdings, Inc.(1)	10.00	04/15/27	2,000	2,043
Syneos Health, Inc.(1)	3.63	01/15/29	10,000	8,102
Team Health Holdings, Inc.(1)	6.38	02/01/25	13,000	8,583
Tenet Healthcare Corp.	4.25	06/01/29	25,000	22,297
Tenet Healthcare Corp.	4.38	01/15/30	25,000	22,260
Tenet Healthcare Corp.	4.63	07/15/24	8,000	7,900
Tenet Healthcare Corp.	4.63	09/01/24	10,000	9,858
Tenet Healthcare Corp.	4.63	06/15/28	10,000	9,287
Tenet Healthcare Corp.	4.88	01/01/26	38,000	37,055
Tenet Healthcare Corp.	5.13	11/01/27	25,000	24,090
Tenet Healthcare Corp.	6.13	10/01/28	45,000	42,129
Tenet Healthcare Corp.(1)	6.13	06/15/30	35,000	34,016
Tenet Healthcare Corp.(1)	6.25	02/01/27	28,000	27,090
Tenet Healthcare Corp.	6.88	11/15/31	7,000	6,459
Toledo Hospital	5.33	11/15/28	5,000	4,098
Toledo Hospital	6.02	11/15/48	12,000	8,027
US Acute Care Solutions LLC(1)	6.38	03/01/26	13,000	11,779
US Renal Care, Inc.(1)	10.63	07/15/27	8,000	2,620
				839,143

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Healthcare Sector ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PHARMACEUTICALS – 24.8%
180 Medical, Inc.(1)	3.88	10/15/29	$10,000	$8,875
AdaptHealth LLC(1)	4.63	08/01/29	10,000	8,714
AdaptHealth LLC(1)	5.13	03/01/30	10,000	8,912
AdaptHealth LLC(1)	6.13	08/01/28	5,000	4,745
Bausch Health Americas, Inc.(1)	9.25	04/01/26	20,000	14,900
Bausch Health Cos, Inc.(1)	4.88	06/01/28	25,000	16,104
Bausch Health Cos, Inc.(1)	5.00	02/15/29	25,000	11,268
Bausch Health Cos, Inc.(1)	5.25	01/30/30	20,000	8,796
Bausch Health Cos, Inc.(1)	5.50	11/01/25	30,000	25,552
Bausch Health Cos, Inc.(1)	5.75	08/15/27	10,000	6,787
Bausch Health Cos, Inc.(1)	6.13	02/01/27	25,000	17,092
Bausch Health Cos, Inc.(1)	9.00	12/15/25	20,000	15,782
Bausch Health Cos, Inc.(1)	11.00	09/30/28	36,000	28,346
Bausch Health Cos, Inc.(1)	14.00	10/15/30	10,000	6,292
Cheplapharm Arzneimittel GmbH(1)	5.50	01/15/28	10,000	8,938
Elanco Animal Health, Inc.	6.40	08/28/28	13,000	12,756
Horizon Therapeutics USA, Inc.(1)	5.50	08/01/27	10,000	10,225
Jazz Securities DAC(1)	4.38	01/15/29	27,000	24,669
Lannett Co., Inc.(1)	7.75	04/15/26	7,000	1,794
Mallinckrodt International Finance SA/Mallinckrodt CB LLC(1)	10.00	04/15/25	5,000	3,400
Mallinckrodt International Finance SA/Mallinckrodt CB LLC(1)	10.00	04/15/25	10,000	8,738
Mallinckrodt International Finance SA/Mallinckrodt CB LLC(1)	10.00	06/15/29	8,000	4,620
Mallinckrodt International Finance SA/Mallinckrodt CB LLC(1)	11.50	12/15/28	10,000	8,859
Option Care Health, Inc.(1)	4.38	10/31/29	9,000	7,787
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	4.13	04/30/28	38,000	34,417
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	5.13	04/30/31	35,000	31,650
Owens & Minor, Inc.(1)	4.50	03/31/29	8,000	6,528
Owens & Minor, Inc.(1)	6.63	04/01/30	11,000	9,742
P&L Development LLC/PLD Finance Corp.(1)	7.75	11/15/25	8,000	6,524
Perrigo Finance Unlimited Co.	3.90	12/15/24	10,000	9,682
Perrigo Finance Unlimited Co.	4.38	03/15/26	10,000	9,481
Perrigo Finance Unlimited Co.	4.40	06/15/30	10,000	8,788
Perrigo Finance Unlimited Co.	4.90	12/15/44	8,000	5,970
PRA Health Sciences, Inc.(1)	2.88	07/15/26	9,000	8,247
Prestige Brands, Inc.(1)	3.75	04/01/31	12,000	10,206
Prestige Brands, Inc.(1)	5.13	01/15/28	5,000	4,781
				419,967
SOFTWARE – 2.8%
AthenaHealth Group, Inc.(1)	6.50	02/15/30	41,000	34,021
Consensus Cloud Solutions, Inc.(1)	6.00	10/15/26	5,000	4,789
Consensus Cloud Solutions, Inc.(1)	6.50	10/15/28	10,000	9,377
				48,187
TOTAL CORPORATE BONDS (Cost – $1,845,485)				1,647,794

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Healthcare Sector ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM INVESTMENTS – 1.6%
TIME DEPOSITS – 1.6%
BBVA, Madrid	3.68	02/01/23	$26,285	$26,285
TOTAL SHORT-TERM INVESTMENTS (Cost – $26,285)				26,285

TOTAL INVESTMENTS – 99.0% (Cost – $1,871,770)				$1,674,079
OTHER ASSETS LESS LIABILITIES – 1.0%				17,036
NET ASSETS – 100.0%				$1,691,115

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at January 31, 2023, amounts to $1,311,953 and represents 77.6% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Healthcare Sector ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 — unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2023:

BondBloxx USD High Yield Bond Healthcare Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$1,647,794	$–	$1,647,794
Short-Term Investments	–	26,285	–	26,285
Total Investments	$–	$1,674,079	$–	$1,674,079

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 97.9%
ADVERTISING – 1.2%
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	4.25	01/15/29	$5,000	$4,304
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	4.63	03/15/30	20,000	17,200
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	5.00	08/15/27	25,000	23,031
				44,535
BANKS – 9.0%
Dresdner Funding Trust I(1)	8.15	06/30/31	20,000	21,700
Freedom Mortgage Corp.(1)	6.63	01/15/27	20,000	16,671
Freedom Mortgage Corp.(1)	8.25	04/15/25	25,000	23,803
Intesa Sanpaolo SpA(1)	4.20	06/01/32	20,000	15,932
Intesa Sanpaolo SpA(1)	4.95	06/01/42	20,000	14,497
Intesa Sanpaolo SpA(1)	5.02	06/26/24	70,000	68,315
Intesa Sanpaolo SpA(1)	5.71	01/15/26	25,000	24,579
Standard Chartered PLC(1),(2)	7.01	–	20,000	20,103
Synovus Financial Corp.	5.90	02/07/29	10,000	9,907
Texas Capital Bancshares, Inc.	4.00	05/06/31	15,000	13,664
UniCredit SpA(1)	5.46	06/30/35	45,000	39,413
UniCredit SpA(1)	5.86	06/19/32	25,000	23,257
UniCredit SpA(1)	7.30	04/02/34	35,000	34,066
				325,907
COMMERCIAL SERVICES – 5.1%
Block, Inc.	2.75	06/01/26	35,000	31,853
Block, Inc.	3.50	06/01/31	25,000	20,912
CoreCivic, Inc.	8.25	04/15/26	20,000	20,474
CPI CG, Inc.(1)	8.63	03/15/26	3,000	2,966
GEO Group, Inc.	10.50	06/30/28	10,000	10,277
MoneyGram International, Inc.(1)	5.38	08/01/26	10,000	10,181
Paysafe Finance PLC/Paysafe Holdings US Corp.(1)	4.00	06/15/29	15,000	11,946
PROG Holdings, Inc.(1)	6.00	11/15/29	20,000	16,976
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.(1)	4.63	11/01/26	10,000	9,483
Williams Scotsman International, Inc.(1)	6.13	06/15/25	50,000	50,305
				185,373
COMPUTERS – 0.4%
Diebold Nixdorf, Inc.(1)	9.38	07/15/25	20,000	13,175

DIVERSIFIED FINANCIAL SERVICES – 30.1%
Advisor Group Holdings, Inc.(1)	10.75	08/01/27	10,000	10,331
AerCap Holdings NV	5.88	10/10/79	20,000	19,185
AG Issuer LLC(1)	6.25	03/01/28	10,000	9,460
AG TTMT Escrow Issuer LLC(1)	8.63	09/30/27	20,000	20,661
Ally Financial, Inc.	5.75	11/20/25	30,000	29,835
Aretec Escrow Issuer, Inc.(1)	7.50	04/01/29	5,000	4,444
Armor Holdco, Inc.(1)	8.50	11/15/29	5,000	4,271
Brightsphere Investment Group, Inc.	4.80	07/27/26	10,000	9,290
Castlelake Aviation Finance DAC(1)	5.00	04/15/27	15,000	13,460
Coinbase Global, Inc.(1)	3.38	10/01/28	10,000	6,465
Coinbase Global, Inc.(1)	3.63	10/01/31	45,000	26,283
Credit Acceptance Corp.(1)	5.13	12/31/24	10,000	9,368

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 30.1% (Continued)
Credit Acceptance Corp.	6.63	03/15/26	$10,000	$9,162
Curo Group Holdings Corp.(1)	7.50	08/01/28	20,000	9,104
Enact Holdings, Inc.(1)	6.50	08/15/25	20,000	19,723
Enova International, Inc.(1)	8.50	09/15/25	10,000	9,526
goeasy Ltd.(1)	4.38	05/01/26	10,000	8,938
goeasy Ltd.(1)	5.38	12/01/24	15,000	14,380
Hightower Holding LLC(1)	6.75	04/15/29	10,000	8,621
Home Point Capital, Inc.(1)	5.00	02/01/26	20,000	14,438
Jane Street Group/JSG Finance, Inc.(1)	4.50	11/15/29	15,000	13,411
Jefferies Finance LLC/JFIN Co.-Issuer Corp.(1)	5.00	08/15/28	25,000	21,244
Jefferson Capital Holdings LLC(1)	6.00	08/15/26	10,000	8,362
LD Holdings Group LLC(1)	6.13	04/01/28	30,000	19,609
LFS Topco LLC(1)	5.88	10/15/26	10,000	8,286
LPL Holdings, Inc.(1)	4.00	03/15/29	35,000	31,376
LPL Holdings, Inc.(1)	4.38	05/15/31	5,000	4,383
Midcap Financial Issuer Trust(1)	5.63	01/15/30	20,000	16,176
Midcap Financial Issuer Trust(1)	6.50	05/01/28	15,000	13,218
Nationstar Mortgage Holdings, Inc.(1)	5.13	12/15/30	10,000	8,114
Nationstar Mortgage Holdings, Inc.(1)	5.50	08/15/28	20,000	17,498
Nationstar Mortgage Holdings, Inc.(1)	5.75	11/15/31	25,000	20,161
Nationstar Mortgage Holdings, Inc.(1)	6.00	01/15/27	15,000	13,936
Navient Corp.	4.88	03/15/28	10,000	8,854
Navient Corp.	5.00	03/15/27	20,000	18,279
Navient Corp.	5.50	03/15/29	20,000	17,722
Navient Corp.	5.63	08/01/33	15,000	11,649
Navient Corp.	5.88	10/25/24	10,000	9,901
Navient Corp.	6.13	03/25/24	45,000	44,943
Navient Corp.	6.75	06/25/25	10,000	9,988
Navient Corp.	6.75	06/15/26	10,000	9,863
NFP Corp.(1)	4.88	08/15/28	30,000	26,237
NFP Corp.(1)	6.88	08/15/28	55,000	47,625
OneMain Finance Corp.	3.50	01/15/27	25,000	21,777
OneMain Finance Corp.	3.88	09/15/28	20,000	16,825
OneMain Finance Corp.	4.00	09/15/30	25,000	19,968
OneMain Finance Corp.	5.38	11/15/29	10,000	8,769
OneMain Finance Corp.	6.13	03/15/24	35,000	34,745
OneMain Finance Corp.	6.63	01/15/28	20,000	19,509
OneMain Finance Corp.	6.88	03/15/25	30,000	29,946
OneMain Finance Corp.	7.13	03/15/26	45,000	44,771
Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc.(1)	6.38	02/01/27	10,000	9,578
PennyMac Financial Services, Inc.(1)	4.25	02/15/29	30,000	24,703
PennyMac Financial Services, Inc.(1)	5.38	10/15/25	10,000	9,316
PennyMac Financial Services, Inc.(1)	5.75	09/15/31	10,000	8,419
PHH Mortgage Corp.(1)	7.88	03/15/26	10,000	9,137
PRA Group, Inc.(1)	5.00	10/01/29	15,000	12,898
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	2.88	10/15/26	30,000	26,787
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	3.63	03/01/29	20,000	16,899
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	3.88	03/01/31	35,000	28,554
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	4.00	10/15/33	20,000	15,887

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 30.1% (Continued)
SLM Corp.	3.13	11/02/26	$5,000	$4,422
SLM Corp.	4.20	10/29/25	10,000	9,336
StoneX Group, Inc.(1)	8.63	06/15/25	10,000	10,064
United Wholesale Mortgage LLC(1)	5.50	11/15/25	15,000	14,052
United Wholesale Mortgage LLC(1)	5.50	04/15/29	10,000	8,614
United Wholesale Mortgage LLC(1)	5.75	06/15/27	25,000	22,479
World Acceptance Corp.(1)	7.00	11/01/26	10,000	7,738
				1,092,973
ELECTRONICS – 0.1%
Likewize Corp.(1)	9.75	10/15/25	5,000	4,707

ENGINEERING & CONSTRUCTION – 0.2%
INNOVATE Corp.(1)	8.50	02/01/26	10,000	7,562

INSURANCE – 11.2%
Acrisure LLC/Acrisure Finance, Inc.(1)	4.25	02/15/29	15,000	12,476
Acrisure LLC/Acrisure Finance, Inc.(1)	6.00	08/01/29	15,000	12,396
Acrisure LLC/Acrisure Finance, Inc.(1)	7.00	11/15/25	35,000	33,344
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer(1)	4.25	10/15/27	15,000	13,763
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer(1)	5.88	11/01/29	25,000	21,813
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer(1)	6.75	10/15/27	30,000	28,106
AmWINS Group, Inc.(1)	4.88	06/30/29	20,000	17,572
Assurant, Inc.	7.00	03/27/48	5,000	4,971
AssuredPartners, Inc.(1)	5.63	01/15/29	10,000	8,567
AssuredPartners, Inc.(1)	7.00	08/15/25	15,000	14,770
BroadStreet Partners, Inc.(1)	5.88	04/15/29	15,000	13,271
Enstar Finance LLC	5.50	01/15/42	10,000	8,261
Enstar Finance LLC	5.75	09/01/40	15,000	13,460
Genworth Holdings, Inc.	6.50	06/15/34	10,000	8,987
Global Atlantic Finance Co.(1)	4.70	10/15/51	20,000	17,246
HUB International Ltd.(1)	5.63	12/01/29	10,000	8,961
HUB International Ltd.(1)	7.00	05/01/26	45,000	44,610
Liberty Mutual Group, Inc.(1)	4.13	12/15/51	20,000	17,145
Liberty Mutual Group, Inc.(1)	4.30	02/01/61	25,000	16,327
MGIC Investment Corp.	5.25	08/15/28	15,000	14,159
NMI Holdings, Inc.(1)	7.38	06/01/25	10,000	10,124
Ohio National Financial Services, Inc.(1)	5.80	01/24/30	40,000	38,128
Ryan Specialty Group LLC(1)	4.38	02/01/30	10,000	9,025
USI, Inc./NY(1)	6.88	05/01/25	20,000	19,927
				407,409
INTERNET – 0.3%
Acuris Finance US, Inc./Acuris Finance Sarl(1)	5.00	05/01/28	15,000	12,285

INVESTMENT COMPANIES – 4.9%
Compass Group Diversified Holdings LLC(1)	5.00	01/15/32	5,000	4,114
Compass Group Diversified Holdings LLC(1)	5.25	04/15/29	35,000	31,540
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	4.38	02/01/29	15,000	13,083

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INVESTMENT COMPANIES – 4.9% (Continued)
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	4.75	09/15/24	$40,000	$39,100
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	5.25	05/15/27	45,000	41,959
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.25	05/15/26	35,000	34,573
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.38	12/15/25	15,000	14,887
				179,256
PIPELINES – 0.3%
FTAI Infra Escrow Holdings LLC(1)	10.50	06/01/27	10,000	10,046

REAL ESTATE INVESTMENT TRUST (REITS) – 28.9%
Apollo Commercial Real Estate Finance, Inc.(1)	4.63	06/15/29	20,000	16,402
Blackstone Mortgage Trust, Inc.(1)	3.75	01/15/27	15,000	13,250
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL(1)	4.50	04/01/27	5,000	4,397
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL(1)	5.75	05/15/26	45,000	42,871
CTR Partnership LP/CareTrust Capital Corp.(1)	3.88	06/30/28	10,000	8,966
Diversified Healthcare Trust	4.38	03/01/31	10,000	6,787
Diversified Healthcare Trust	4.75	02/15/28	20,000	12,215
Diversified Healthcare Trust	9.75	06/15/25	23,000	22,473
Global Net Lease, Inc./Global Net Lease Operating Partnership LP(1)	3.75	12/15/27	20,000	16,919
HAT Holdings I LLC/HAT Holdings II LLC(1)	3.38	06/15/26	20,000	17,775
HAT Holdings I LLC/HAT Holdings II LLC(1)	3.75	09/15/30	15,000	11,485
HAT Holdings I LLC/HAT Holdings II LLC(1)	6.00	04/15/25	10,000	9,785
Iron Mountain Information Management Services, Inc.(1)	5.00	07/15/32	20,000	17,368
Iron Mountain, Inc.(1)	4.50	02/15/31	30,000	25,747
Iron Mountain, Inc.(1)	4.88	09/15/27	25,000	23,570
Iron Mountain, Inc.(1)	4.88	09/15/29	30,000	27,134
Iron Mountain, Inc.(1)	5.00	07/15/28	30,000	27,615
Iron Mountain, Inc.(1)	5.25	03/15/28	15,000	14,282
Iron Mountain, Inc.(1)	5.25	07/15/30	30,000	27,187
Iron Mountain, Inc.(1)	5.63	07/15/32	10,000	9,010
iStar, Inc.	4.25	08/01/25	15,000	14,907
iStar, Inc.	4.75	10/01/24	20,000	19,905
iStar, Inc.	5.50	02/15/26	10,000	10,077
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(1)	4.25	02/01/27	5,000	4,415
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(1)	4.75	06/15/29	25,000	20,803
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(1)	5.25	10/01/25	15,000	14,454
MPT Operating Partnership LP/MPT Finance Corp.	3.50	03/15/31	35,000	24,549
MPT Operating Partnership LP/MPT Finance Corp.	4.63	08/01/29	25,000	19,469
MPT Operating Partnership LP/MPT Finance Corp.	5.00	10/15/27	45,000	38,095
MPT Operating Partnership LP/MPT Finance Corp.	5.25	08/01/26	10,000	9,109
Necessity Retail REIT, Inc./American Finance Operating Partner LP(1)	4.50	09/30/28	20,000	15,221
Office Properties Income Trust	2.65	06/15/26	15,000	12,057
Office Properties Income Trust	3.45	10/15/31	15,000	10,536
Office Properties Income Trust	4.50	02/01/25	25,000	23,270
RHP Hotel Properties LP/RHP Finance Corp.(1)	4.50	02/15/29	30,000	26,704
Rithm Capital Corp.(1)	6.25	10/15/25	15,000	13,988

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE INVESTMENT TRUST (REITS) – 28.9% (Continued)
RLJ Lodging Trust LP(1)	3.75	07/01/26	$10,000	$9,148
RLJ Lodging Trust LP(1)	4.00	09/15/29	20,000	16,799
SBA Communications Corp.	3.13	02/01/29	40,000	33,937
SBA Communications Corp.	3.88	02/15/27	45,000	41,626
Service Properties Trust	3.95	01/15/28	15,000	11,443
Service Properties Trust	4.35	10/01/24	30,000	28,329
Service Properties Trust	4.38	02/15/30	20,000	14,561
Service Properties Trust	4.50	03/15/25	30,000	27,189
Service Properties Trust	4.75	10/01/26	15,000	12,406
Service Properties Trust	4.95	02/15/27	10,000	8,194
Service Properties Trust	4.95	10/01/29	5,000	3,757
Service Properties Trust	5.25	02/15/26	20,000	17,345
Service Properties Trust	5.50	12/15/27	5,000	4,436
Starwood Property Trust, Inc.(1)	3.63	07/15/26	20,000	17,975
Starwood Property Trust, Inc.(1)	4.38	01/15/27	10,000	8,988
Starwood Property Trust, Inc.	4.75	03/15/25	25,000	23,989
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC(1)	6.00	01/15/30	20,000	13,282
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC(1)	7.88	02/15/25	70,000	69,172
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC(1)	6.50	02/15/29	45,000	31,337
XHR LP(1)	4.88	06/01/29	20,000	17,774
XHR LP(1)	6.38	08/15/25	5,000	4,930
				1,049,414
RETAIL – 0.6%
FirstCash, Inc.(1)	4.63	09/01/28	10,000	8,998
FirstCash, Inc.(1)	5.63	01/01/30	15,000	13,744
				22,742
SOFTWARE – 3.1%
ACI Worldwide, Inc.(1)	5.75	08/15/26	10,000	9,895
MSCI, Inc.(1)	3.25	08/15/33	15,000	12,319
MSCI, Inc.(1)	3.63	09/01/30	10,000	8,717
MSCI, Inc.(1)	3.63	11/01/31	15,000	12,840
MSCI, Inc.(1)	3.88	02/15/31	40,000	35,354
MSCI, Inc.(1)	4.00	11/15/29	35,000	31,896
				111,021
TRANSPORTATION – 0.4%
Cargo Aircraft Management, Inc.(1)	4.75	02/01/28	15,000	13,570

TRUCKING & LEASING – 2.1%
AerCap Global Aviation Trust(1)	6.50	06/15/45	15,000	14,682
Fly Leasing Ltd.(1)	7.00	10/15/24	15,000	12,994
Fortress Transportation & Infrastructure Investors LLC(1)	5.50	05/01/28	25,000	22,035
Fortress Transportation & Infrastructure Investors LLC(1)	6.50	10/01/25	27,000	26,170
				75,881
TOTAL CORPORATE BONDS (Cost – $3,859,989)				3,555,856

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM INVESTMENTS – 0.9%
TIME DEPOSITS – 0.9%
BBVA, Madrid	3.68	02/01/23	$32,988	$32,988
TOTAL SHORT-TERM INVESTMENTS (Cost – $32,988)				32,988

TOTAL INVESTMENTS – 98.8% (Cost – $3,892,977)				$3,588,844
OTHER ASSETS LESS LIABILITIES – 1.2%				43,600
NET ASSETS – 100.0%				$3,632,444

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at January 31, 2023, amounts to $2,395,929 and represents 66.0% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security is perpetual in nature and has no stated maturity date.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 — unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2023:

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$3,555,856	$–	$3,555,856
Short-Term Investments	–	32,988	–	32,988
Total Investments	$–	$3,588,844	$–	$3,588,844

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF

Portfolio of Investments

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 97.9%
CHEMICALS – 1.3%
Methanex Corp.	4.25	12/01/24	$10,000	$9,657
Methanex Corp.	5.13	10/15/27	15,000	14,306
Methanex Corp.	5.25	12/15/29	50,000	46,037
Methanex Corp.	5.65	12/01/44	5,000	4,135
				74,135
OIL & GAS – 53.1%
Aethon United BR LP/Aethon United Finance Corp.(1)	8.25	02/15/26	30,000	29,890
Antero Resources Corp.(1)	5.38	03/01/30	15,000	14,007
Antero Resources Corp.(1)	7.63	02/01/29	26,000	26,624
Apache Corp.	4.25	01/15/30	25,000	22,904
Apache Corp.	4.38	10/15/28	20,000	18,515
Apache Corp.	4.75	04/15/43	10,000	7,927
Apache Corp.	5.10	09/01/40	35,000	30,608
Apache Corp.	5.25	02/01/42	30,000	25,233
Apache Corp.	5.35	07/01/49	10,000	8,294
Apache Corp.	6.00	01/15/37	25,000	23,710
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	5.88	06/30/29	10,000	8,815
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	7.00	11/01/26	15,000	14,317
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	8.25	12/31/28	30,000	29,421
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	9.00	11/01/27	10,000	12,375
Baytex Energy Corp.(1)	8.75	04/01/27	10,000	10,361
Berry Petroleum Co. LLC(1)	7.00	02/15/26	10,000	9,588
California Resources Corp.(1)	7.13	02/01/26	25,000	24,371
Callon Petroleum Co.	6.38	07/01/26	20,000	19,283
Callon Petroleum Co.(1)	7.50	06/15/30	15,000	14,532
Callon Petroleum Co.(1)	8.00	08/01/28	25,000	25,031
Calumet Specialty Products Partners LP/Calumet Finance Corp.(1)	8.13	01/15/27	25,000	24,152
Calumet Specialty Products Partners LP/Calumet Finance Corp.(1)	11.00	04/15/25	10,000	10,487
Chesapeake Energy Corp.(1)	5.50	02/01/26	15,000	14,558
Chesapeake Energy Corp.(1)	5.88	02/01/29	10,000	9,588
Chesapeake Energy Corp.(1)	6.75	04/15/29	50,000	49,370
Chord Energy Corp.(1)	6.38	06/01/26	10,000	9,862
Citgo Holding, Inc.(1)	9.25	08/01/24	55,000	55,342
CITGO Petroleum Corp.(1)	6.38	06/15/26	10,000	9,811
CITGO Petroleum Corp.(1)	7.00	06/15/25	60,000	59,561
Civitas Resources, Inc.(1)	5.00	10/15/26	10,000	9,338
CNX Resources Corp.(1)	6.00	01/15/29	20,000	18,391
CNX Resources Corp.(1)	7.25	03/14/27	12,000	11,957
CNX Resources Corp.(1)	7.38	01/15/31	20,000	19,475
Comstock Resources, Inc.(1)	5.88	01/15/30	25,000	21,468
Comstock Resources, Inc.(1)	6.75	03/01/29	60,000	55,430
Crescent Energy Finance LLC(1)	7.25	05/01/26	15,000	14,421
CrownRock LP/CrownRock Finance, Inc.(1)	5.00	05/01/29	5,000	4,585
CrownRock LP/CrownRock Finance, Inc.(1)	5.63	10/15/25	55,000	53,692
CVR Energy, Inc.(1)	5.25	02/15/25	30,000	28,982
CVR Energy, Inc.(1)	5.75	02/15/28	10,000	9,163
Earthstone Energy Holdings LLC(1)	8.00	04/15/27	15,000	14,646

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 53.1% (Continued)
Encino Acquisition Partners Holdings LLC(1)	8.50	05/01/28	$25,000	$23,347
Endeavor Energy Resources LP/EER Finance, Inc.(1)	5.75	01/30/28	40,000	39,240
Energean PLC(1)	6.50	04/30/27	10,000	9,415
Energy Ventures Gom LLC/EnVen Finance Corp.(1)	11.75	04/15/26	14,250	14,958
Ensign Drilling, Inc.(1)	9.25	04/15/24	10,000	9,720
Global Marine, Inc.	7.00	06/01/28	15,000	12,000
Gran Tierra Energy, Inc.(1)	7.75	05/23/27	30,000	25,530
Gulfport Energy Corp.(1)	8.00	05/17/26	20,000	19,845
Harbour Energy PLC(1)	5.50	10/15/26	10,000	9,212
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	5.75	02/01/29	35,000	32,593
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.00	04/15/30	10,000	9,308
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.00	02/01/31	15,000	13,927
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.25	11/01/28	35,000	33,660
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.25	04/15/32	15,000	13,862
Ithaca Energy North Sea PLC(1)	9.00	07/15/26	15,000	14,755
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.(1)	6.00	08/01/26	10,000	9,685
Matador Resources Co.	5.88	09/15/26	30,000	29,541
MEG Energy Corp.(1)	5.88	02/01/29	15,000	14,343
MEG Energy Corp.(1)	7.13	02/01/27	35,000	35,946
Moss Creek Resources Holdings, Inc.(1)	7.50	01/15/26	30,000	27,755
Moss Creek Resources Holdings, Inc.(1)	10.50	05/15/27	15,000	14,505
Murphy Oil Corp.	5.88	12/01/27	30,000	29,362
Murphy Oil Corp.	6.13	12/01/42	15,000	12,338
Murphy Oil Corp.	6.38	07/15/28	20,000	19,801
Murphy Oil Corp.	7.05	05/01/29	5,000	5,125
Nabors Industries Ltd.(1)	7.25	01/15/26	10,000	9,741
Nabors Industries Ltd.(1)	7.50	01/15/28	5,000	4,774
Nabors Industries, Inc.	5.75	02/01/25	25,000	24,269
Nabors Industries, Inc.(1)	7.38	05/15/27	45,000	45,118
Neptune Energy Bondco PLC(1)	6.63	05/15/25	35,000	34,604
Northern Oil & Gas, Inc.(1)	8.13	03/01/28	30,000	29,922
Occidental Petroleum Corp.	2.90	08/15/24	20,000	19,192
Occidental Petroleum Corp.	3.40	04/15/26	5,000	4,738
Occidental Petroleum Corp.	3.50	08/15/29	35,000	32,307
Occidental Petroleum Corp.	4.10	02/15/47	5,000	4,000
Occidental Petroleum Corp.	4.20	03/15/48	10,000	7,915
Occidental Petroleum Corp.	4.40	04/15/46	10,000	8,205
Occidental Petroleum Corp.	4.63	06/15/45	10,000	8,369
Occidental Petroleum Corp.	5.50	12/01/25	10,000	10,079
Occidental Petroleum Corp.	5.55	03/15/26	35,000	35,393
Occidental Petroleum Corp.	5.88	09/01/25	30,000	30,402
Occidental Petroleum Corp.	6.13	01/01/31	45,000	47,035
Occidental Petroleum Corp.	6.20	03/15/40	20,000	20,233
Occidental Petroleum Corp.	6.38	09/01/28	30,000	31,203
Occidental Petroleum Corp.	6.45	09/15/36	70,000	73,715
Occidental Petroleum Corp.	6.60	03/15/46	65,000	69,302
Occidental Petroleum Corp.	6.63	09/01/30	60,000	63,768
Occidental Petroleum Corp.	7.50	05/01/31	35,000	38,988
Occidental Petroleum Corp.	7.88	09/15/31	10,000	11,338

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 53.1% (Continued)
Occidental Petroleum Corp.	7.95	06/15/39	$10,000	$11,486
Occidental Petroleum Corp.	8.50	07/15/27	10,000	11,075
Occidental Petroleum Corp.	8.88	07/15/30	25,000	29,471
Parkland Corp./Alberta(1)	4.50	10/01/29	20,000	17,183
Parkland Corp./Alberta(1)	4.63	05/01/30	30,000	25,826
Parkland Corp./Alberta(1)	5.88	07/15/27	30,000	28,814
Patterson-UTI Energy, Inc.	3.95	02/01/28	25,000	22,668
Patterson-UTI Energy, Inc.	5.15	11/15/29	10,000	9,353
PBF Holding Co. LLC/PBF Finance Corp.	6.00	02/15/28	45,000	42,490
PBF Holding Co. LLC/PBF Finance Corp.	7.25	06/15/25	15,000	14,964
PDC Energy, Inc.	5.75	05/15/26	30,000	29,052
Permian Resources Operating LLC(1)	5.88	07/01/29	25,000	23,466
Permian Resources Operating LLC(1)	6.88	04/01/27	15,000	14,718
Permian Resources Operating LLC(1)	7.75	02/15/26	15,000	15,014
Petrofac Ltd.(1)	9.75	11/15/26	15,000	9,630
Precision Drilling Corp.(1)	6.88	01/15/29	30,000	28,931
Range Resources Corp.(1)	4.75	02/15/30	35,000	31,397
Range Resources Corp.	4.88	05/15/25	20,000	19,318
Range Resources Corp.	8.25	01/15/29	15,000	15,440
ROCC Holdings LLC(1)	9.25	08/15/26	10,000	10,150
Rockcliff Energy II LLC(1)	5.50	10/15/29	30,000	28,579
SM Energy Co.	6.50	07/15/28	10,000	9,524
SM Energy Co.	6.63	01/15/27	25,000	24,324
SM Energy Co.	6.75	09/15/26	30,000	29,571
Southwestern Energy Co.	4.75	02/01/32	25,000	22,069
Southwestern Energy Co.	5.38	02/01/29	15,000	14,114
Southwestern Energy Co.	5.38	03/15/30	80,000	74,622
Southwestern Energy Co.	5.70	01/23/25	10,000	9,927
Southwestern Energy Co.	7.75	10/01/27	10,000	10,440
Southwestern Energy Co.	8.38	09/15/28	15,000	15,772
Strathcona Resources Ltd./Alberta(1)	6.88	08/01/26	10,000	8,539
Sunoco LP/Sunoco Finance Corp.	4.50	05/15/29	25,000	22,652
Sunoco LP/Sunoco Finance Corp.	4.50	04/30/30	45,000	40,148
Sunoco LP/Sunoco Finance Corp.	6.00	04/15/27	20,000	20,014
Talos Production, Inc.	12.00	01/15/26	15,000	15,919
Tap Rock Resources LLC(1)	7.00	10/01/26	10,000	9,480
Teine Energy Ltd.(1)	6.88	04/15/29	10,000	9,351
Transocean Guardian Ltd.(1)	5.88	01/15/24	7,188	7,294
Transocean Pontus Ltd.(1)	6.13	08/01/25	11,200	11,544
Transocean Poseidon Ltd.(1)	6.88	02/01/27	13,125	13,110
Transocean Titan Financing Ltd.(1)	8.38	02/01/28	15,000	15,586
Transocean, Inc.	6.80	03/15/38	25,000	17,789
Transocean, Inc.(1)	7.25	11/01/25	5,000	4,770
Transocean, Inc.(1)	7.50	01/15/26	25,000	23,535
Transocean, Inc.	7.50	04/15/31	20,000	15,530
Transocean, Inc.(1)	8.00	02/01/27	15,000	13,784
Transocean, Inc.(1)	8.75	02/15/30	40,000	41,295
Transocean, Inc.(1)	11.50	01/30/27	30,000	31,346
Vermilion Energy, Inc.(1)	5.63	03/15/25	15,000	14,626

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 53.1% (Continued)
Vermilion Energy, Inc.(1)	6.88	05/01/30	$15,000	$13,860
Viper Energy Partners LP(1)	5.38	11/01/27	10,000	9,690
Vital Energy, Inc.(1)	7.75	07/31/29	5,000	4,617
Vital Energy, Inc.	9.50	01/15/25	25,000	25,258
Vital Energy, Inc.	10.13	01/15/28	10,000	9,963
				3,073,556
OIL & GAS SERVICES – 5.5%
Archrock Partners LP/Archrock Partners Finance Corp.(1)	6.25	04/01/28	40,000	38,047
Archrock Partners LP/Archrock Partners Finance Corp.(1)	6.88	04/01/27	15,000	14,717
Bristow Group, Inc.(1)	6.88	03/01/28	20,000	19,083
CGG SA(1)	8.75	04/01/27	20,000	17,773
CSI Compressco LP/CSI Compressco Finance, Inc.(1)	7.50	04/01/25	5,000	4,723
Enerflex Ltd.(1)	9.00	10/15/27	30,000	30,596
Oceaneering International, Inc.	4.65	11/15/24	15,000	14,567
Oceaneering International, Inc.	6.00	02/01/28	15,000	14,363
Transocean Proteus Ltd.(1)	6.25	12/01/24	14,000	14,149
USA Compression Partners LP/USA Compression Finance Corp.	6.88	04/01/26	20,000	19,656
USA Compression Partners LP/USA Compression Finance Corp.	6.88	09/01/27	40,000	38,855
Weatherford International Ltd.(1)	6.50	09/15/28	10,000	9,961
Weatherford International Ltd.(1)	8.63	04/30/30	65,000	65,694
Welltec International ApS(1)	8.25	10/15/26	15,000	15,153
				317,337
PIPELINES – 37.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.38	06/15/29	35,000	32,552
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.75	03/01/27	15,000	14,569
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.75	01/15/28	15,000	14,363
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	7.88	05/15/26	35,000	35,961
Blue Racer Midstream LLC/Blue Racer Finance Corp.(1)	6.63	07/15/26	20,000	19,732
Blue Racer Midstream LLC/Blue Racer Finance Corp.(1)	7.63	12/15/25	20,000	20,339
Buckeye Partners LP	3.95	12/01/26	15,000	13,747
Buckeye Partners LP(1)	4.13	03/01/25	20,000	19,021
Buckeye Partners LP	4.13	12/01/27	15,000	13,587
Buckeye Partners LP(1)	4.50	03/01/28	10,000	9,139
Buckeye Partners LP	5.60	10/15/44	25,000	19,099
Buckeye Partners LP	5.85	11/15/43	15,000	11,496
CNX Midstream Partners LP(1)	4.75	04/15/30	20,000	16,953
CQP Holdco LP/BIP-V Chinook Holdco LLC(1)	5.50	06/15/31	60,000	54,732
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.(1)	5.63	05/01/27	15,000	14,355
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.	5.75	04/01/25	10,000	9,869
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.(1)	6.00	02/01/29	55,000	52,245
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.(1)	7.38	02/01/31	20,000	20,147
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.(1)	8.00	04/01/29	5,000	5,081
Delek Logistics Partners LP/Delek Logistics Finance Corp.(1)	7.13	06/01/28	10,000	9,186
DT Midstream, Inc.(1)	4.13	06/15/29	30,000	26,374
DT Midstream, Inc.(1)	4.38	06/15/31	50,000	43,805
EnLink Midstream LLC	5.38	06/01/29	25,000	24,125
EnLink Midstream LLC(1)	5.63	01/15/28	25,000	24,465
EnLink Midstream LLC(1)	6.50	09/01/30	20,000	20,402

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 37.6% (Continued)
EnLink Midstream Partners LP	4.15	06/01/25	$9,000	$8,682
EnLink Midstream Partners LP	4.85	07/15/26	15,000	14,562
EnLink Midstream Partners LP	5.05	04/01/45	10,000	7,872
EnLink Midstream Partners LP	5.45	06/01/47	30,000	24,986
EnLink Midstream Partners LP	5.60	04/01/44	10,000	8,386
EQM Midstream Partners LP	4.00	08/01/24	6,000	5,812
EQM Midstream Partners LP(1)	4.50	01/15/29	25,000	21,959
EQM Midstream Partners LP(1)	4.75	01/15/31	60,000	50,831
EQM Midstream Partners LP	5.50	07/15/28	45,000	41,565
EQM Midstream Partners LP(1)	6.00	07/01/25	26,000	25,625
EQM Midstream Partners LP(1)	6.50	07/01/27	30,000	29,497
EQM Midstream Partners LP	6.50	07/15/48	10,000	7,714
EQM Midstream Partners LP(1)	7.50	06/01/27	40,000	40,048
EQM Midstream Partners LP(1)	7.50	06/01/30	10,000	10,000
Genesis Energy LP/Genesis Energy Finance Corp.	6.25	05/15/26	5,000	4,786
Genesis Energy LP/Genesis Energy Finance Corp.	6.50	10/01/25	20,000	19,675
Genesis Energy LP/Genesis Energy Finance Corp.	7.75	02/01/28	20,000	19,364
Genesis Energy LP/Genesis Energy Finance Corp.	8.00	01/15/27	70,000	69,206
Global Partners LP/GLP Finance Corp.	6.88	01/15/29	25,000	23,625
Global Partners LP/GLP Finance Corp.	7.00	08/01/27	10,000	9,617
Harvest Midstream I LP(1)	7.50	09/01/28	35,000	34,479
Hess Midstream Operations LP(1)	4.25	02/15/30	30,000	26,316
Hess Midstream Operations LP(1)	5.13	06/15/28	45,000	42,432
Hess Midstream Operations LP(1)	5.50	10/15/30	5,000	4,669
Hess Midstream Operations LP(1)	5.63	02/15/26	20,000	19,826
Holly Energy Partners LP/Holly Energy Finance Corp.(1)	5.00	02/01/28	15,000	13,984
Holly Energy Partners LP/Holly Energy Finance Corp.(1)	6.38	04/15/27	25,000	24,747
Howard Midstream Energy Partners LLC(1)	6.75	01/15/27	10,000	9,762
ITT Holdings LLC(1)	6.50	08/01/29	45,000	39,160
Kinetik Holdings LP(1)	5.88	06/15/30	45,000	42,810
Martin Midstream Partners LP/Martin Midstream Finance Corp.(1)	11.50	02/28/25	15,000	15,080
New Fortress Energy, Inc.(1)	6.50	09/30/26	65,000	59,899
New Fortress Energy, Inc.(1)	6.75	09/15/25	35,000	33,537
NGL Energy Operating LLC/NGL Energy Finance Corp.(1)	7.50	02/01/26	90,000	85,597
NGL Energy Partners LP/NGL Energy Finance Corp.	6.13	03/01/25	5,000	4,443
NGL Energy Partners LP/NGL Energy Finance Corp.	7.50	04/15/26	10,000	8,514
Northriver Midstream Finance LP(1)	5.63	02/15/26	10,000	9,617
NuStar Logistics LP	5.63	04/28/27	30,000	28,833
NuStar Logistics LP	5.75	10/01/25	15,000	14,860
NuStar Logistics LP	6.00	06/01/26	15,000	14,707
NuStar Logistics LP	6.38	10/01/30	25,000	24,112
Rockies Express Pipeline LLC(1)	3.60	05/15/25	10,000	9,472
Rockies Express Pipeline LLC(1)	4.80	05/15/30	45,000	40,147
Rockies Express Pipeline LLC(1)	4.95	07/15/29	10,000	9,050
Rockies Express Pipeline LLC(1)	6.88	04/15/40	10,000	8,488
Rockies Express Pipeline LLC(1)	7.50	07/15/38	5,000	4,632
Southeast Supply Header LLC(1)	4.25	06/15/24	10,000	9,463
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.(1)	8.50	10/15/26	40,000	39,000

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 37.6% (Continued)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	5.50	01/15/28	$20,000	$18,438
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	6.00	03/01/27	30,000	28,491
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	6.00	12/31/30	40,000	36,481
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	6.00	09/01/31	15,000	13,515
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	7.50	10/01/25	15,000	15,205
TransMontaigne Partners LP/TLP Finance Corp.	6.13	02/15/26	20,000	17,401
Venture Global Calcasieu Pass LLC(1)	3.88	08/15/29	60,000	53,489
Venture Global Calcasieu Pass LLC(1)	3.88	11/01/33	50,000	42,537
Venture Global Calcasieu Pass LLC(1)	4.13	08/15/31	40,000	35,520
Venture Global Calcasieu Pass LLC(1)	6.25	01/15/30	30,000	30,596
Western Midstream Operating LP	3.35	02/01/25	35,000	33,465
Western Midstream Operating LP	3.95	06/01/25	10,000	9,560
Western Midstream Operating LP	4.30	02/01/30	45,000	41,278
Western Midstream Operating LP	4.50	03/01/28	20,000	18,922
Western Midstream Operating LP	4.65	07/01/26	10,000	9,637
Western Midstream Operating LP	4.75	08/15/28	15,000	14,153
Western Midstream Operating LP	5.30	03/01/48	20,000	17,522
Western Midstream Operating LP	5.45	04/01/44	30,000	26,440
Western Midstream Operating LP	5.50	08/15/48	25,000	21,746
Western Midstream Operating LP	5.50	02/01/50	30,000	26,059
				2,177,247
RETAIL – 0.2%
Superior Plus LP/Superior General Partner, Inc.(1)	4.50	03/15/29	15,000	13,277

WATER – 0.2%
Solaris Midstream Holdings LLC(1)	7.63	04/01/26	10,000	10,012
TOTAL CORPORATE BONDS (Cost – $5,836,827)				5,665,564

SHORT-TERM INVESTMENTS – 0.8%
TIME DEPOSITS – 0.8%
Citibank, New York	3.68	02/01/23	46,510	46,510
TOTAL SHORT-TERM INVESTMENTS (Cost – $46,510)				46,510

TOTAL INVESTMENTS – 98.7% (Cost – $5,883,337)				$5,712,074
OTHER ASSETS LESS LIABILITIES – 1.3%				74,177
NET ASSETS – 100.0%				$5,786,251

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at January 31, 2023, amounts to $3,426,516 and represents 59.2% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 — unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2023:

BondBloxx USD High Yield Bond Energy Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$5,665,564	$–	$5,665,564
Short-Term Investments	–	46,510	–	46,510
Total Investments	$–	$5,712,074	$–	$5,712,074

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 97.6%
APPAREL – 2.5%
Crocs, Inc.(1)	4.13	08/15/31	$5,000	$4,164
Crocs, Inc.(1)	4.25	03/15/29	10,000	8,726
Hanesbrands, Inc.(1)	4.63	05/15/24	20,000	19,676
Hanesbrands, Inc.(1)	4.88	05/15/26	15,000	13,985
Kontoor Brands, Inc.(1)	4.13	11/15/29	10,000	8,662
Levi Strauss & Co.(1)	3.50	03/01/31	10,000	8,362
Under Armour, Inc.	3.25	06/15/26	10,000	9,094
William Carter Co.(1)	5.63	03/15/27	10,000	9,740
Wolverine World Wide, Inc.(1)	4.00	08/15/29	10,000	8,078
				90,487
AUTO MANUFACTURERS – 15.2%
Allison Transmission, Inc.(1)	3.75	01/30/31	20,000	16,944
Allison Transmission, Inc.(1)	5.88	06/01/29	15,000	14,458
Aston Martin Capital Holdings Ltd.(1)	10.50	11/30/25	20,000	19,566
Ford Holdings LLC	9.30	03/01/30	5,000	5,774
Ford Motor Co.	3.25	02/12/32	35,000	27,824
Ford Motor Co.	4.35	12/08/26	20,000	19,491
Ford Motor Co.	4.75	01/15/43	25,000	19,544
Ford Motor Co.	5.29	12/08/46	15,000	12,389
Ford Motor Co.	6.10	08/19/32	20,000	19,649
Ford Motor Co.	6.63	10/01/28	5,000	5,214
Ford Motor Co.	7.40	11/01/46	5,000	5,164
Ford Motor Co.	7.45	07/16/31	15,000	16,110
Ford Motor Co.	9.63	04/22/30	5,000	5,891
Ford Motor Credit Co. LLC	2.30	02/10/25	20,000	18,570
Ford Motor Credit Co. LLC	2.70	08/10/26	20,000	17,878
Ford Motor Credit Co. LLC	2.90	02/16/28	10,000	8,615
Ford Motor Credit Co. LLC	2.90	02/10/29	10,000	8,355
Ford Motor Credit Co. LLC	3.38	11/13/25	30,000	27,985
Ford Motor Credit Co. LLC	3.63	06/17/31	10,000	8,331
Ford Motor Credit Co. LLC	3.81	01/09/24	5,000	4,903
Ford Motor Credit Co. LLC	3.82	11/02/27	10,000	9,037
Ford Motor Credit Co. LLC	4.00	11/13/30	20,000	17,494
Ford Motor Credit Co. LLC	4.06	11/01/24	20,000	19,395
Ford Motor Credit Co. LLC	4.13	08/17/27	15,000	13,857
Ford Motor Credit Co. LLC	4.27	01/09/27	10,000	9,358
Ford Motor Credit Co. LLC	4.39	01/08/26	15,000	14,417
Ford Motor Credit Co. LLC	4.54	08/01/26	10,000	9,505
Ford Motor Credit Co. LLC	4.95	05/28/27	20,000	19,111
Ford Motor Credit Co. LLC	5.11	05/03/29	20,000	18,982
Ford Motor Credit Co. LLC	5.13	06/16/25	40,000	39,356
Ford Motor Credit Co. LLC	5.58	03/18/24	30,000	29,819
Ford Motor Credit Co. LLC	7.35	11/04/27	15,000	15,769
Jaguar Land Rover Automotive PLC(1)	5.50	07/15/29	15,000	11,980
Jaguar Land Rover Automotive PLC(1)	5.88	01/15/28	10,000	8,516
Jaguar Land Rover Automotive PLC(1)	7.75	10/15/25	20,000	19,729
McLaren Finance PLC(1)	7.50	08/01/26	10,000	7,493
				546,473

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
AUTO PARTS & EQUIPMENT – 5.4%
Adient Global Holdings Ltd.(1)	4.88	08/15/26	$15,000	$14,260
American Axle & Manufacturing, Inc.	5.00	10/01/29	10,000	8,253
American Axle & Manufacturing, Inc.	6.50	04/01/27	10,000	9,237
American Axle & Manufacturing, Inc.	6.88	07/01/28	10,000	9,113
Dana, Inc.	4.25	09/01/30	5,000	4,237
Dana, Inc.	4.50	02/15/32	5,000	4,223
Dana, Inc.	5.38	11/15/27	15,000	14,268
Dana, Inc.	5.63	06/15/28	10,000	9,430
Dealer Tire LLC/DT Issuer LLC(1)	8.00	02/01/28	10,000	9,222
Goodyear Tire & Rubber Co.	5.00	05/31/26	30,000	29,066
Goodyear Tire & Rubber Co.	5.00	07/15/29	10,000	8,822
Goodyear Tire & Rubber Co.	5.25	04/30/31	25,000	21,419
Goodyear Tire & Rubber Co.	5.25	07/15/31	5,000	4,231
Goodyear Tire & Rubber Co.	5.63	04/30/33	10,000	8,564
Goodyear Tire & Rubber Co.	9.50	05/31/25	10,000	10,334
Real Hero Merger Sub 2, Inc.(1)	6.25	02/01/29	10,000	7,440
Wheel Pros, Inc.(1)	6.50	05/15/29	10,000	4,048
ZF North America Capital, Inc.(1)	4.75	04/29/25	20,000	19,313
				195,480
COMMERCIAL SERVICES – 0.5%
Metis Merger Sub LLC(1)	6.50	05/15/29	10,000	8,536
Rent-A-Center, Inc./TX(1)	6.38	02/15/29	10,000	8,512
				17,048
DISTRIBUTION/WHOLESALE – 0.1%
G-III Apparel Group Ltd.(1)	7.88	08/15/25	5,000	4,756

DIVERSIFIED FINANCIAL SERVICES – 0.2%
Cobra Acquisition Co. LLC(1)	6.38	11/01/29	10,000	6,112

ENTERTAINMENT – 19.9%
Affinity Gaming(1)	6.88	12/15/27	10,000	8,967
AMC Entertainment Holdings, Inc.(1)	7.50	02/15/29	15,000	8,737
Boyne USA, Inc.(1)	4.75	05/15/29	15,000	13,613
Caesars Entertainment, Inc.(1)	4.63	10/15/29	20,000	17,128
Caesars Entertainment, Inc.(1)	6.25	07/01/25	65,000	64,815
Caesars Entertainment, Inc.(1)	7.00	02/15/30	35,000	35,656
Caesars Entertainment, Inc.(1)	8.13	07/01/27	30,000	30,483
Caesars Resort Collection LLC/CRC FinCo., Inc.(1)	5.75	07/01/25	15,000	15,020
CCM Merger, Inc.(1)	6.38	05/01/26	5,000	4,843
CDI Escrow Issuer, Inc.(1)	5.75	04/01/30	25,000	23,721
Cedar Fair LP	5.25	07/15/29	10,000	9,180
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op	5.38	04/15/27	10,000	9,686
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op(1)	5.50	05/01/25	20,000	19,876
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op	6.50	10/01/28	5,000	4,851
Churchill Downs, Inc.(1)	4.75	01/15/28	10,000	9,370
Churchill Downs, Inc.(1)	5.50	04/01/27	10,000	9,711
Cinemark USA, Inc.(1)	5.25	07/15/28	15,000	12,313

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ENTERTAINMENT – 19.9% (Continued)
Cinemark USA, Inc.(1)	5.88	03/15/26	$10,000	$8,994
Cinemark USA, Inc.(1)	8.75	05/01/25	5,000	5,098
Empire Resorts, Inc.(1)	7.75	11/01/26	5,000	4,062
Everi Holdings, Inc.(1)	5.00	07/15/29	10,000	9,062
International Game Technology PLC(1)	4.13	04/15/26	20,000	18,977
International Game Technology PLC(1)	5.25	01/15/29	25,000	24,024
International Game Technology PLC(1)	6.50	02/15/25	10,000	10,116
Jacobs Entertainment, Inc.(1)	6.75	02/15/29	10,000	9,315
Live Nation Entertainment, Inc.(1)	3.75	01/15/28	10,000	8,922
Live Nation Entertainment, Inc.(1)	4.75	10/15/27	15,000	13,894
Live Nation Entertainment, Inc.(1)	4.88	11/01/24	10,000	9,724
Live Nation Entertainment, Inc.(1)	5.63	03/15/26	5,000	4,857
Live Nation Entertainment, Inc.(1)	6.50	05/15/27	25,000	25,172
Merlin Entertainments Ltd.(1)	5.75	06/15/26	15,000	14,297
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.(1)	4.88	05/01/29	15,000	13,146
Mohegan Tribal Gaming Authority(1)	8.00	02/01/26	25,000	23,782
Odeon FinCo. PLC(1)	12.75	11/01/27	10,000	9,236
Penn Entertainment, Inc.(1)	4.13	07/01/29	15,000	12,395
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(1)	5.63	09/01/29	15,000	10,802
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(1)	5.88	09/01/31	15,000	10,484
Raptor Acquisition Corp./Raptor Co.-Issuer LLC(1)	4.88	11/01/26	5,000	4,655
Resorts World Las Vegas LLC/RWLV Capital, Inc.(1)	4.63	04/16/29	15,000	12,279
Resorts World Las Vegas LLC/RWLV Capital, Inc.(1)	4.63	04/06/31	10,000	7,739
Scientific Games Holdings LP/Scientific Games US FinCo., Inc.(1)	6.63	03/01/30	15,000	13,380
Scientific Games International, Inc.(1)	7.00	05/15/28	15,000	14,870
Scientific Games International, Inc.(1)	7.25	11/15/29	10,000	10,039
Scientific Games International, Inc.(1)	8.63	07/01/25	10,000	10,200
SeaWorld Parks & Entertainment, Inc.(1)	5.25	08/15/29	15,000	13,577
Six Flags Entertainment Corp.(1)	4.88	07/31/24	20,000	19,598
Six Flags Entertainment Corp.(1)	5.50	04/15/27	10,000	9,438
Six Flags Theme Parks, Inc.(1)	7.00	07/01/25	3,000	3,036
Speedway Motorsports LLC/Speedway Funding II, Inc.(1)	4.88	11/01/27	5,000	4,673
Universal Entertainment Corp.(1)	8.50	12/11/24	15,000	14,088
Vail Resorts, Inc.(1)	6.25	05/15/25	10,000	10,059
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(1)	5.13	10/01/29	15,000	13,406
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(1)	7.75	04/15/25	10,000	10,054
				715,420
HOME BUILDERS – 0.7%
Forestar Group, Inc.(1)	3.85	05/15/26	15,000	13,386
Thor Industries, Inc.(1)	4.00	10/15/29	10,000	8,328
Winnebago Industries, Inc.(1)	6.25	07/15/28	5,000	4,814
				26,528
INTERNET – 1.7%
GrubHub Holdings, Inc.(1)	5.50	07/01/27	5,000	4,005
Millennium Escrow Corp.(1)	6.63	08/01/26	15,000	10,456
Photo Holdings Merger Sub, Inc.(1)	8.50	10/01/26	15,000	7,524
Rakuten Group, Inc.(1),(2)	5.13	–	15,000	13,163
Rakuten Group, Inc.(1),(2)	6.25	–	20,000	16,518
Rakuten Group, Inc.(1)	10.25	11/30/24	10,000	10,162
				61,828

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
LEISURE TIME – 16.0%
Carnival Corp.(1)	4.00	08/01/28	$45,000	$38,950
Carnival Corp.(1)	5.75	03/01/27	65,000	54,042
Carnival Corp.(1)	6.00	05/01/29	35,000	27,694
Carnival Corp.(1)	7.63	03/01/26	25,000	22,782
Carnival Corp.(1)	9.88	08/01/27	15,000	15,434
Carnival Corp.(1)	10.50	02/01/26	15,000	15,710
Carnival Corp.(1)	10.50	06/01/30	20,000	19,276
Carnival Holdings Bermuda Ltd.(1)	10.38	05/01/28	40,000	43,259
Constellation Merger Sub, Inc.(1)	8.50	09/15/25	5,000	4,341
Life Time, Inc.(1)	5.75	01/15/26	15,000	14,435
Life Time, Inc.(1)	8.00	04/15/26	10,000	9,725
Lindblad Expeditions LLC(1)	6.75	02/15/27	5,000	4,910
NCL Corp. Ltd.(1)	3.63	12/15/24	10,000	9,401
NCL Corp. Ltd.(1)	5.88	03/15/26	25,000	21,656
NCL Corp. Ltd.(1)	5.88	02/15/27	20,000	18,622
NCL Corp. Ltd.(1)	8.38	02/01/28	10,000	10,174
NCL Finance Ltd.(1)	6.13	03/15/28	20,000	16,280
Royal Caribbean Cruises Ltd.	3.70	03/15/28	10,000	7,888
Royal Caribbean Cruises Ltd.(1)	4.25	07/01/26	10,000	8,689
Royal Caribbean Cruises Ltd.(1)	5.38	07/15/27	25,000	21,778
Royal Caribbean Cruises Ltd.(1)	5.50	08/31/26	20,000	17,925
Royal Caribbean Cruises Ltd.(1)	5.50	04/01/28	25,000	21,533
Royal Caribbean Cruises Ltd.	7.50	10/15/27	5,000	4,652
Royal Caribbean Cruises Ltd.(1)	8.25	01/15/29	30,000	31,383
Royal Caribbean Cruises Ltd.(1)	11.50	06/01/25	25,000	26,875
Royal Caribbean Cruises Ltd.(1)	11.63	08/15/27	30,000	31,875
Viking Cruises Ltd.(1)	5.88	09/15/27	10,000	8,534
Viking Cruises Ltd.(1)	7.00	02/15/29	10,000	8,713
Viking Cruises Ltd.(1)	13.00	05/15/25	15,000	15,924
Viking Ocean Cruises Ship VII Ltd.(1)	5.63	02/15/29	15,000	12,843
VOC Escrow Ltd.(1)	5.00	02/15/28	10,000	8,808
				574,111
LODGING – 12.1%
Boyd Gaming Corp.	4.75	12/01/27	20,000	19,034
Boyd Gaming Corp.(1)	4.75	06/15/31	15,000	13,517
Full House Resorts, Inc.(1)	8.25	02/15/28	5,000	4,669
Genting New York LLC/GENNY Capital, Inc.(1)	3.30	02/15/26	5,000	4,477
Hilton Domestic Operating Co., Inc.(1)	3.63	02/15/32	35,000	29,437
Hilton Domestic Operating Co., Inc.(1)	3.75	05/01/29	10,000	8,896
Hilton Domestic Operating Co., Inc.(1)	4.00	05/01/31	25,000	21,699
Hilton Domestic Operating Co., Inc.(1)	5.38	05/01/25	10,000	9,956
Hilton Domestic Operating Co., Inc.(1)	5.75	05/01/28	25,000	24,831
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc(1)	4.88	07/01/31	10,000	8,684
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc(1)	5.00	06/01/29	15,000	13,435
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.	4.88	04/01/27	10,000	9,694
Las Vegas Sands Corp.	2.90	06/25/25	10,000	9,368
Las Vegas Sands Corp.	3.20	08/08/24	30,000	28,882

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
LODGING – 12.1% (Continued)
Las Vegas Sands Corp.	3.50	08/18/26	$20,000	$18,645
Las Vegas Sands Corp.	3.90	08/08/29	15,000	13,457
Marriott Ownership Resorts, Inc.(1)	4.50	06/15/29	15,000	13,078
MGM Resorts International	4.63	09/01/26	10,000	9,432
MGM Resorts International	4.75	10/15/28	10,000	9,080
MGM Resorts International	5.50	04/15/27	15,000	14,486
MGM Resorts International	5.75	06/15/25	10,000	9,886
MGM Resorts International	6.75	05/01/25	15,000	15,128
Station Casinos LLC(1)	4.50	02/15/28	10,000	9,015
Station Casinos LLC(1)	4.63	12/01/31	10,000	8,440
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.(1)	5.88	05/15/25	5,000	4,694
Travel + Leisure Co.(1)	4.50	12/01/29	15,000	12,921
Travel + Leisure Co.(1)	4.63	03/01/30	5,000	4,257
Travel + Leisure Co.(1)	6.63	07/31/26	30,000	29,814
Wyndham Hotels & Resorts, Inc.(1)	4.38	08/15/28	10,000	9,235
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(1)	5.25	05/15/27	15,000	14,190
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(1)	5.50	03/01/25	35,000	34,053
				436,390
MISCELLANEOUS MANUFACTURER – 0.3%
Gates Global LLC/Gates Corp.(1)	6.25	01/15/26	10,000	9,862

REAL ESTATE – 4.0%
Cushman & Wakefield US Borrower LLC(1)	6.75	05/15/28	10,000	9,667
Five Point Operating Co. LP/Five Point Capital Corp.(1)	7.88	11/15/25	15,000	13,503
Greystar Real Estate Partners LLC(1)	5.75	12/01/25	10,000	9,846
Howard Hughes Corp.(1)	4.13	02/01/29	15,000	12,970
Howard Hughes Corp.(1)	4.38	02/01/31	10,000	8,321
Howard Hughes Corp.(1)	5.38	08/01/28	15,000	13,914
Hunt Cos, Inc.(1)	5.25	04/15/29	10,000	8,489
Kennedy-Wilson, Inc.	4.75	03/01/29	10,000	8,414
Kennedy-Wilson, Inc.	4.75	02/01/30	25,000	20,547
Realogy Group LLC/Realogy Co.-Issuer Corp.(1)	5.25	04/15/30	20,000	15,023
Realogy Group LLC/Realogy Co.-Issuer Corp.(1)	5.75	01/15/29	15,000	11,680
WeWork Cos LLC/WW Co.-Obligor, Inc.(1)	5.00	07/10/25	10,000	4,247
WeWork Cos, Inc.(1)	7.88	05/01/25	10,000	5,414
				142,035
REAL ESTATE INVESTMENT TRUST (REITS) – 1.0%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer(1)	4.88	05/15/29	15,000	12,987
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer(1)	5.88	10/01/28	10,000	9,266
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer(1)	7.50	06/01/25	15,000	15,224
				37,477
RETAIL – 17.4%
Abercrombie & Fitch Management Co.(1)	8.75	07/15/25	5,000	5,056
Academy Ltd.(1)	6.00	11/15/27	5,000	4,870
Asbury Automotive Group, Inc.	4.50	03/01/28	10,000	9,051

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 17.4% (Continued)
Asbury Automotive Group, Inc.(1)	4.63	11/15/29	$20,000	$17,674
Asbury Automotive Group, Inc.(1)	5.00	02/15/32	10,000	8,637
At Home Group, Inc.(1)	4.88	07/15/28	5,000	3,606
At Home Group, Inc.(1)	7.13	07/15/29	10,000	6,212
Bath & Body Works, Inc.	5.25	02/01/28	15,000	14,177
Bath & Body Works, Inc.(1)	6.63	10/01/30	15,000	14,678
Bath & Body Works, Inc.	6.75	07/01/36	10,000	9,057
Bath & Body Works, Inc.	6.88	11/01/35	20,000	18,253
Bath & Body Works, Inc.	6.95	03/01/33	10,000	8,957
Bath & Body Works, Inc.	7.50	06/15/29	10,000	10,158
Bath & Body Works, Inc.(1)	9.38	07/01/25	10,000	10,714
Bed Bath & Beyond, Inc.	5.17	08/01/44	5,000	264
Carvana Co.(1)	4.88	09/01/29	10,000	4,464
Carvana Co.(1)	5.50	04/15/27	10,000	4,529
Carvana Co.(1)	5.63	10/01/25	10,000	5,013
Carvana Co.(1)	5.88	10/01/28	10,000	4,364
Carvana Co.(1)	10.25	05/01/30	60,000	32,276
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(1)	4.63	01/15/29	15,000	13,258
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(1)	6.75	01/15/30	25,000	20,781
Foot Locker, Inc.(1)	4.00	10/01/29	10,000	8,467
Gap, Inc.(1)	3.63	10/01/29	15,000	11,533
Gap, Inc.(1)	3.88	10/01/31	15,000	11,191
Group 1 Automotive, Inc.(1)	4.00	08/15/28	15,000	13,212
Guitar Center, Inc.(1)	8.50	01/15/26	10,000	8,746
Ken Garff Automotive LLC(1)	4.88	09/15/28	5,000	4,320
Kohl’s Corp.	3.63	05/01/31	10,000	7,423
Kohl’s Corp.	5.55	07/17/45	10,000	6,589
LCM Investments Holdings II LLC(1)	4.88	05/01/29	20,000	16,536
Lithia Motors, Inc.(1)	3.88	06/01/29	15,000	12,766
Lithia Motors, Inc.(1)	4.38	01/15/31	10,000	8,527
Lithia Motors, Inc.(1)	4.63	12/15/27	10,000	9,312
LSF9 Atlantis Holdings LLC/Victra Finance Corp.(1)	7.75	02/15/26	15,000	13,706
Macy’s Retail Holdings LLC	4.30	02/15/43	5,000	3,107
Macy’s Retail Holdings LLC	5.13	01/15/42	10,000	6,764
Macy’s Retail Holdings LLC(1)	5.88	04/01/29	10,000	9,312
Macy’s Retail Holdings LLC(1)	5.88	03/15/30	5,000	4,569
Macy’s Retail Holdings LLC(1)	6.13	03/15/32	10,000	8,965
Michaels Cos, Inc.(1)	5.25	05/01/28	15,000	12,528
Michaels Cos, Inc.(1)	7.88	05/01/29	25,000	19,031
NMG Holding Co., Inc./Neiman Marcus Group LLC(1)	7.13	04/01/26	20,000	19,126
Nordstrom, Inc.	4.00	03/15/27	10,000	8,649
Nordstrom, Inc.	4.25	08/01/31	10,000	7,523
Nordstrom, Inc.	4.38	04/01/30	5,000	4,018
Nordstrom, Inc.	5.00	01/15/44	20,000	13,521
Nordstrom, Inc.	6.95	03/15/28	5,000	4,862
Party City Holdings, Inc.(1),(3)	8.75	02/15/26	15,000	1,341
Penske Automotive Group, Inc.	3.50	09/01/25	10,000	9,482
Penske Automotive Group, Inc.	3.75	06/15/29	10,000	8,469
PetSmart, Inc./PetSmart Finance Corp.(1)	4.75	02/15/28	25,000	23,161

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 17.4% (Continued)
PetSmart, Inc./PetSmart Finance Corp.(1)	7.75	02/15/29	$20,000	$19,684
QVC, Inc.	4.38	09/01/28	10,000	6,465
QVC, Inc.	4.45	02/15/25	10,000	8,531
QVC, Inc.	4.75	02/15/27	15,000	11,390
QVC, Inc.	4.85	04/01/24	10,000	9,528
QVC, Inc.	5.45	08/15/34	6,000	3,533
QVC, Inc.	5.95	03/15/43	5,000	2,596
Sally Holdings LLC/Sally Capital, Inc.	5.63	12/01/25	15,000	14,795
Sonic Automotive, Inc.(1)	4.63	11/15/29	10,000	8,324
Sonic Automotive, Inc.(1)	4.88	11/15/31	10,000	8,000
Victoria’s Secret & Co.(1)	4.63	07/15/29	10,000	8,322
				623,973
SOFTWARE – 0.4%
CWT Travel Group, Inc.(1)	8.50	11/19/26	15,000	12,713

TEXTILES – 0.2%
Eagle Intermediate Global Holding BV/Eagle US Finance LLC(1)	7.50	05/01/25	10,000	6,313
TOTAL CORPORATE BONDS (Cost – $3,851,429)				3,507,006

SHORT-TERM INVESTMENTS – 0.9%
TIME DEPOSITS – 0.9%
Citibank, New York	3.68	02/01/23	33,736	33,736
TOTAL SHORT-TERM INVESTMENTS (Cost – $33,736)				33,736

TOTAL INVESTMENTS – 98.5% (Cost – $3,885,165)				$3,540,742
OTHER ASSETS LESS LIABILITIES – 1.5%				53,574
NET ASSETS – 100.0%				$3,594,316

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at January 31, 2023, amounts to $2,479,456 and represents 69.0% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security is perpetual in nature and has no stated maturity date.
(3)	Defaulted security. Security has not paid its last interest payment and/or interest is not being accrued.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 — unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2023:

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$3,507,006	$–	$3,507,006
Short-Term Investments	–	33,736	–	33,736
Total Investments	$–	$3,540,742	$–	$3,540,742

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

Portfolio of Investments

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 97.5%
AGRICULTURE – 2.7%
Darling Ingredients, Inc.(1)	5.25	04/15/27	$15,000	$14,646
Darling Ingredients, Inc.(1)	6.00	06/15/30	35,000	34,869
Turning Point Brands, Inc.(1)	5.63	02/15/26	10,000	9,096
Vector Group Ltd.(1)	5.75	02/01/29	30,000	26,205
Vector Group Ltd.(1)	10.50	11/01/26	15,000	15,119
				99,935
BEVERAGES – 1.1%
Primo Water Holdings, Inc.(1)	4.38	04/30/29	25,000	21,844
Triton Water Holdings, Inc.(1)	6.25	04/01/29	25,000	19,872
				41,716
BUILDING MATERIALS – 0.3%
Victors Merger Corp.(1)	6.38	05/15/29	15,000	9,163

CHEMICALS – 0.8%
Cerdia Finanz GmbH(1)	10.50	02/15/27	20,000	17,051
Diamond BC BV(1)	4.63	10/01/29	15,000	12,637
				29,688
COMMERCIAL SERVICES – 0.4%
Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer, Inc.(1)	5.00	02/01/26	15,000	13,844

COSMETICS/PERSONAL CARE – 3.0%
Coty, Inc.(1)	5.00	04/15/26	30,000	28,756
Coty, Inc.(1)	6.50	04/15/26	15,000	14,805
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC(1)	4.75	01/15/29	20,000	18,173
Edgewell Personal Care Co.(1)	4.13	04/01/29	15,000	13,085
Edgewell Personal Care Co.(1)	5.50	06/01/28	25,000	23,705
Oriflame Investment Holding PLC(1)	5.13	05/04/26	20,000	12,680
				111,204
ELECTRIC – 26.2%
Algonquin Power & Utilities Corp.	4.75	01/18/82	25,000	21,156
Atlantica Sustainable Infrastructure PLC(1)	4.13	06/15/28	15,000	13,368
Calpine Corp.(1)	3.75	03/01/31	35,000	29,225
Calpine Corp.(1)	4.50	02/15/28	35,000	32,348
Calpine Corp.(1)	4.63	02/01/29	15,000	13,056
Calpine Corp.(1)	5.00	02/01/31	30,000	25,744
Calpine Corp.(1)	5.13	03/15/28	55,000	49,866
Calpine Corp.(1)	5.25	06/01/26	15,000	14,526
Clearway Energy Operating LLC(1)	3.75	02/15/31	30,000	25,385
Clearway Energy Operating LLC(1)	3.75	01/15/32	10,000	8,254
Clearway Energy Operating LLC(1)	4.75	03/15/28	30,000	28,336
DPL, Inc.	4.13	07/01/25	15,000	14,299
DPL, Inc.	4.35	04/15/29	15,000	13,717
Drax FinCo. PLC(1)	6.63	11/01/25	15,000	14,645
Emera, Inc.	6.75	06/15/76	40,000	39,435
FirstEnergy Corp.	2.05	03/01/25	10,000	9,409
FirstEnergy Corp.	2.65	03/01/30	30,000	25,671

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ELECTRIC – 26.2% (Continued)
FirstEnergy Corp.	3.40	03/01/50	$40,000	$28,465
FirstEnergy Corp.	4.15	07/15/27	60,000	57,414
FirstEnergy Corp.	5.10	07/15/47	12,000	11,084
FirstEnergy Corp.	7.38	11/15/31	25,000	28,908
Leeward Renewable Energy Operations LLC(1)	4.25	07/01/29	10,000	8,814
NextEra Energy Operating Partners LP(1)	3.88	10/15/26	15,000	13,929
NextEra Energy Operating Partners LP(1)	4.25	07/15/24	30,000	29,336
NextEra Energy Operating Partners LP(1)	4.50	09/15/27	15,000	14,137
NRG Energy, Inc.(1)	3.38	02/15/29	20,000	16,559
NRG Energy, Inc.(1)	3.63	02/15/31	35,000	27,774
NRG Energy, Inc.(1)	3.88	02/15/32	35,000	27,295
NRG Energy, Inc.(1)	5.25	06/15/29	25,000	22,593
NRG Energy, Inc.	5.75	01/15/28	40,000	38,380
Pattern Energy Operations LP/Pattern Energy Operations, Inc.(1)	4.50	08/15/28	25,000	22,970
PG&E Corp.	5.00	07/01/28	30,000	28,149
PG&E Corp.	5.25	07/01/30	35,000	32,244
TransAlta Corp.	6.50	03/15/40	10,000	9,648
TransAlta Corp.	7.75	11/15/29	10,000	10,296
Vistra Operations Co. LLC(1)	4.38	05/01/29	40,000	35,233
Vistra Operations Co. LLC(1)	5.00	07/31/27	45,000	42,412
Vistra Operations Co. LLC(1)	5.50	09/01/26	35,000	34,131
Vistra Operations Co. LLC(1)	5.63	02/15/27	45,000	43,514
				961,725
ELECTRICAL COMPONENTS & EQUIPMENT – 1.3%
Energizer Holdings, Inc.(1)	4.38	03/31/29	25,000	21,743
Energizer Holdings, Inc.(1)	4.75	06/15/28	20,000	17,924
Energizer Holdings, Inc.(1)	6.50	12/31/27	10,000	9,764
				49,431
ENERGY-ALTERNATE SOURCES – 2.0%
Sunnova Energy Corp.(1)	5.88	09/01/26	15,000	13,521
TerraForm Power Operating LLC(1)	4.75	01/15/30	20,000	18,023
TerraForm Power Operating LLC(1)	5.00	01/31/28	25,000	23,514
Topaz Solar Farms LLC(1)	5.75	09/30/39	18,410	17,710
				72,768
FOOD – 23.3%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	3.25	03/15/26	25,000	23,159
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	3.50	03/15/29	45,000	38,883
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	4.63	01/15/27	45,000	42,728
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	4.88	02/15/30	45,000	41,454
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	5.88	02/15/28	25,000	24,465
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	7.50	03/15/26	15,000	15,402
Aragvi Finance International DAC(1)	8.45	04/29/26	10,000	7,516
B&G Foods, Inc.	5.25	04/01/25	35,000	31,937
B&G Foods, Inc.	5.25	09/15/27	15,000	12,151
C&S Group Enterprises LLC(1)	5.00	12/15/28	15,000	11,587
Chobani LLC/Chobani Finance Corp., Inc.(1)	4.63	11/15/28	15,000	13,702
Chobani LLC/Chobani Finance Corp., Inc.(1)	7.50	04/15/25	15,000	14,735

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
FOOD – 23.3% (Continued)
FAGE International SA/FAGE USA Dairy Industry, Inc.(1)	5.63	08/15/26	$10,000	$9,403
H-Food Holdings LLC/Hearthside Finance Co., Inc.(1)	8.50	06/01/26	10,000	6,813
Ingles Markets, Inc.(1)	4.00	06/15/31	10,000	8,628
Lamb Weston Holdings, Inc.(1)	4.13	01/31/30	50,000	45,131
Lamb Weston Holdings, Inc.(1)	4.38	01/31/32	10,000	8,969
Lamb Weston Holdings, Inc.(1)	4.88	05/15/28	15,000	14,527
Performance Food Group, Inc.(1)	4.25	08/01/29	35,000	31,277
Performance Food Group, Inc.(1)	5.50	10/15/27	45,000	43,369
Pilgrim’s Pride Corp.(1)	3.50	03/01/32	30,000	24,483
Pilgrim’s Pride Corp.(1)	4.25	04/15/31	35,000	30,409
Pilgrim’s Pride Corp.(1)	5.88	09/30/27	30,000	29,801
Post Holdings, Inc.(1)	4.50	09/15/31	43,000	37,148
Post Holdings, Inc.(1)	4.63	04/15/30	47,000	41,413
Post Holdings, Inc.(1)	5.50	12/15/29	45,000	41,782
Post Holdings, Inc.(1)	5.63	01/15/28	35,000	33,730
Post Holdings, Inc.(1)	5.75	03/01/27	11,000	10,849
Safeway, Inc.	7.25	02/01/31	10,000	10,182
SEG Holding LLC/SEG Finance Corp.(1)	5.63	10/15/28	10,000	9,464
Sigma Holdco BV(1)	7.88	05/15/26	15,000	11,573
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed(1)	4.63	03/01/29	30,000	25,476
TreeHouse Foods, Inc.	4.00	09/01/28	15,000	12,528
United Natural Foods, Inc.(1)	6.75	10/15/28	15,000	14,495
US Foods, Inc.(1)	4.63	06/01/30	20,000	17,929
US Foods, Inc.(1)	4.75	02/15/29	25,000	22,902
US Foods, Inc.(1)	6.25	04/15/25	35,000	35,108
				855,108
GAS – 2.2%
AmeriGas Partners LP/AmeriGas Finance Corp.	5.50	05/20/25	20,000	19,424
AmeriGas Partners LP/AmeriGas Finance Corp.	5.63	05/20/24	25,000	24,657
AmeriGas Partners LP/AmeriGas Finance Corp.	5.75	05/20/27	15,000	14,156
AmeriGas Partners LP/AmeriGas Finance Corp.	5.88	08/20/26	25,000	24,216
				82,453
HOME FURNISHINGS – 1.3%
Tempur Sealy International, Inc.(1)	3.88	10/15/31	30,000	24,755
Tempur Sealy International, Inc.(1)	4.00	04/15/29	25,000	21,869
				46,624
HOUSEHOLD PRODUCTS/WARES – 3.5%
ACCO Brands Corp.(1)	4.25	03/15/29	20,000	17,324
Central Garden & Pet Co.	4.13	10/15/30	15,000	12,770
Central Garden & Pet Co.(1)	4.13	04/30/31	15,000	12,599
Central Garden & Pet Co.	5.13	02/01/28	10,000	9,536
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.(1)	5.00	12/31/26	15,000	13,635
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.(1)	7.00	12/31/27	20,000	17,457
Spectrum Brands, Inc.(1)	3.88	03/15/31	25,000	20,182
Spectrum Brands, Inc.(1)	5.00	10/01/29	10,000	8,822
Spectrum Brands, Inc.	5.75	07/15/25	15,000	14,892
				127,217

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HOUSEWARES – 6.4%
American Greetings Corp.(1)	8.75	04/15/25	$10,000	$9,913
CD&R Smokey Buyer, Inc.(1)	6.75	07/15/25	25,000	22,813
Newell Brands, Inc.	4.45	04/01/26	65,000	61,826
Newell Brands, Inc.	4.88	06/01/25	15,000	14,683
Newell Brands, Inc.	5.63	04/01/36	10,000	8,919
Newell Brands, Inc.	5.75	04/01/46	25,000	20,807
Newell Brands, Inc.	6.38	09/15/27	25,000	25,159
Newell Brands, Inc.	6.63	09/15/29	15,000	15,182
Scotts Miracle-Gro Co.	4.00	04/01/31	15,000	12,167
Scotts Miracle-Gro Co.	4.38	02/01/32	20,000	16,326
Scotts Miracle-Gro Co.	4.50	10/15/29	15,000	12,957
SWF Escrow Issuer Corp.(1)	6.50	10/01/29	20,000	13,174
				233,926
LEISURE TIME – 0.7%
MajorDrive Holdings IV LLC(1)	6.38	06/01/29	15,000	11,870
Vista Outdoor, Inc.(1)	4.50	03/15/29	15,000	12,169
				24,039
PHARMACEUTICALS – 1.8%
BellRing Brands, Inc.(1)	7.00	03/15/30	30,000	29,818
Herbalife Nutrition Ltd./HLF Financing, Inc.(1)	7.88	09/01/25	25,000	23,485
HLF Financing Sarl LLC/Herbalife International, Inc.(1)	4.88	06/01/29	15,000	10,989
				64,292
RETAIL – 18.5%
1011778 BC ULC/New Red Finance, Inc.(1)	3.50	02/15/29	30,000	26,289
1011778 BC ULC/New Red Finance, Inc.(1)	3.88	01/15/28	55,000	50,351
1011778 BC ULC/New Red Finance, Inc.(1)	4.00	10/15/30	95,000	80,993
1011778 BC ULC/New Red Finance, Inc.(1)	4.38	01/15/28	20,000	18,429
1011778 BC ULC/New Red Finance, Inc.(1)	5.75	04/15/25	15,000	14,996
99 Escrow Issuer, Inc.(1)	7.50	01/15/26	10,000	4,846
Arko Corp.(1)	5.13	11/15/29	15,000	11,915
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC(1)	5.13	04/15/29	10,000	8,943
Brinker International, Inc.(1)	5.00	10/01/24	15,000	14,695
Carrols Restaurant Group, Inc.(1)	5.88	07/01/29	10,000	7,695
CEC Entertainment LLC(1)	6.75	05/01/26	25,000	23,157
Dave & Buster’s, Inc.(1)	7.63	11/01/25	15,000	15,263
eG Global Finance PLC(1)	6.75	02/07/25	35,000	32,562
eG Global Finance PLC(1)	8.50	10/30/25	10,000	9,441
Ferrellgas LP/Ferrellgas Finance Corp.(1)	5.38	04/01/26	25,000	23,039
Ferrellgas LP/Ferrellgas Finance Corp.(1)	5.88	04/01/29	25,000	20,844
GPS Hospitality Holding Co. LLC/GPS FinCo., Inc.(1)	7.00	08/15/28	10,000	6,214
IRB Holding Corp.(1)	7.00	06/15/25	25,000	25,118
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(1)	4.75	06/01/27	25,000	24,282
Marks & Spencer PLC(1)	7.13	12/01/37	10,000	9,080
Murphy Oil USA, Inc.(1)	3.75	02/15/31	15,000	12,569
Murphy Oil USA, Inc.	4.75	09/15/29	20,000	18,351
Murphy Oil USA, Inc.	5.63	05/01/27	10,000	9,831
Papa John’s International, Inc.(1)	3.88	09/15/29	15,000	12,922

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 18.5% (Continued)
Rite Aid Corp.(1)	8.00	11/15/26	$40,000	$22,357
Sizzling Platter LLC/Sizzling Platter Finance Corp.(1)	8.50	11/28/25	10,000	9,261
Suburban Propane Partners LP/Suburban Energy Finance Corp.(1)	5.00	06/01/31	25,000	21,784
Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.88	03/01/27	10,000	9,676
Yum! Brands, Inc.	3.63	03/15/31	35,000	29,887
Yum! Brands, Inc.	4.63	01/31/32	35,000	31,898
Yum! Brands, Inc.(1)	4.75	01/15/30	25,000	23,416
Yum! Brands, Inc.	5.35	11/01/43	20,000	17,138
Yum! Brands, Inc.	5.38	04/01/32	35,000	33,252
				680,494
TOYS/GAMES/HOBBIES – 2.0%
Mattel, Inc.(1)	3.38	04/01/26	20,000	18,676
Mattel, Inc.(1)	3.75	04/01/29	20,000	17,993
Mattel, Inc.	5.45	11/01/41	10,000	8,569
Mattel, Inc.(1)	5.88	12/15/27	25,000	24,968
Mattel, Inc.	6.20	10/01/40	5,000	4,648
				74,854
TOTAL CORPORATE BONDS (Cost – $3,868,808)				3,578,481

SHORT-TERM INVESTMENTS – 0.7%
TIME DEPOSITS – 0.7%
ANZ National Bank, London	3.68	02/01/23	27,466	27,466
TOTAL SHORT-TERM INVESTMENTS (Cost – $27,466)				27,466

TOTAL INVESTMENTS – 98.2% (Cost – $3,896,274)				$3,605,947
OTHER ASSETS LESS LIABILITIES – 1.8%				64,783
NET ASSETS – 100.0%				$3,670,730

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at January 31, 2023, amounts to $2,672,481 and represents 72.8% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 — unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2023:

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$3,578,481	$–	$3,578,481
Short-Term Investments	–	27,466	–	27,466
Total Investments	$–	$3,605,947	$–	$3,605,947

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 98.2%
ADVERTISING – 1.2%
Advantage Sales & Marketing, Inc.(1)	6.50	11/15/28	$25,000	$19,034
Clear Channel Outdoor Holdings, Inc.(1)	5.13	08/15/27	45,000	40,871
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	4.25	01/15/29	20,000	17,216
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	4.63	03/15/30	15,000	12,900
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	5.00	08/15/27	25,000	23,031
Stagwell Global LLC(1)	5.63	08/15/29	25,000	21,939
Summer BC Bidco B LLC(1)	5.50	10/31/26	10,000	8,245
				143,236
AEROSPACE/DEFENSE – 3.7%
Bombardier, Inc.(1)	6.00	02/15/28	50,000	47,486
Bombardier, Inc.(1)	7.13	06/15/26	25,000	24,974
Bombardier, Inc.(1)	7.50	03/15/25	25,000	25,061
Bombardier, Inc.(1)	7.88	04/15/27	50,000	50,024
Spirit AeroSystems, Inc.(1)	7.50	04/15/25	35,000	35,162
TransDigm, Inc.	4.63	01/15/29	25,000	22,589
TransDigm, Inc.	4.88	05/01/29	20,000	18,073
TransDigm, Inc.	5.50	11/15/27	50,000	47,804
TransDigm, Inc.(1)	6.25	03/15/26	100,000	100,078
TransDigm, Inc.	6.38	06/15/26	15,000	14,832
TransDigm, Inc.(1)	8.00	12/15/25	35,000	35,722
Triumph Group, Inc.(1)	8.88	06/01/24	15,000	15,246
				437,051
AIRLINES – 1.2%
American Airlines, Inc.(1)	11.75	07/15/25	75,000	83,562
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.(1)	5.75	01/20/26	35,000	33,468
United Airlines Holdings, Inc.	4.88	01/15/25	20,000	19,604
				136,634
APPAREL – 0.1%
Crocs, Inc.(1)	4.13	08/15/31	15,000	12,492

AUTO MANUFACTURERS – 0.8%
Jaguar Land Rover Automotive PLC(1)	5.88	01/15/28	10,000	8,517
Jaguar Land Rover Automotive PLC(1)	7.75	10/15/25	50,000	49,321
JB Poindexter & Co., Inc.(1)	7.13	04/15/26	15,000	14,833
Wabash National Corp.(1)	4.50	10/15/28	20,000	17,574
				90,245
AUTO PARTS & EQUIPMENT – 1.5%
Adient Global Holdings Ltd.(1)	4.88	08/15/26	25,000	23,767
American Axle & Manufacturing, Inc.	5.00	10/01/29	20,000	16,505
American Axle & Manufacturing, Inc.	6.50	04/01/27	15,000	13,856
Clarios Global LP/Clarios US Finance Co.(1)	6.25	05/15/26	30,000	29,836
Goodyear Tire & Rubber Co.	4.88	03/15/27	10,000	9,375
Goodyear Tire & Rubber Co.	5.00	05/31/26	25,000	24,221
Goodyear Tire & Rubber Co.	5.25	04/30/31	15,000	12,851

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
AUTO PARTS & EQUIPMENT – 1.5% (Continued)
Goodyear Tire & Rubber Co.	5.25	07/15/31	$20,000	$16,925
Goodyear Tire & Rubber Co.	5.63	04/30/33	10,000	8,564
Goodyear Tire & Rubber Co.	9.50	05/31/25	25,000	25,836
				181,736
BANKS – 0.5%
Freedom Mortgage Corp.(1)	6.63	01/15/27	20,000	16,671
Freedom Mortgage Corp.(1)	7.63	05/01/26	25,000	22,022
Freedom Mortgage Corp.(1)	8.13	11/15/24	15,000	14,537
				53,230
BEVERAGES – 0.2%
Primo Water Holdings, Inc.(1)	4.38	04/30/29	30,000	26,213

BIOTECHNOLOGY – 0.2%
Emergent BioSolutions, Inc.(1)	3.88	08/15/28	10,000	4,363
Grifols Escrow Issuer SA(1)	4.75	10/15/28	20,000	17,420
				21,783
BUILDING MATERIALS – 1.1%
Eco Material Technologies, Inc.(1)	7.88	01/31/27	15,000	14,451
Griffon Corp.	5.75	03/01/28	30,000	28,427
JELD-WEN, Inc.(1)	4.63	12/15/25	10,000	8,864
JELD-WEN, Inc.(1)	4.88	12/15/27	10,000	8,184
Koppers, Inc.(1)	6.00	02/15/25	20,000	19,720
MIWD Holdco II LLC/MIWD Finance Corp.(1)	5.50	02/01/30	5,000	4,163
New Enterprise Stone & Lime Co., Inc.(1)	5.25	07/15/28	15,000	13,824
PGT Innovations, Inc.(1)	4.38	10/01/29	5,000	4,321
Smyrna Ready Mix Concrete LLC(1)	6.00	11/01/28	35,000	32,000
				133,954
CHEMICALS – 2.6%
ASP Unifrax Holdings, Inc.(1)	5.25	09/30/28	25,000	21,450
Axalta Coating Systems LLC(1)	3.38	02/15/29	15,000	12,920
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV(1)	4.75	06/15/27	15,000	14,192
Cerdia Finanz GmbH(1)	10.50	02/15/27	20,000	17,051
Cornerstone Chemical Co.(1)	6.75	08/15/24	10,000	8,011
CVR Partners LP/CVR Nitrogen Finance Corp.(1)	6.13	06/15/28	15,000	13,598
Diamond BC BV(1)	4.63	10/01/29	15,000	12,637
Mativ Holdings, Inc.(1)	6.88	10/01/26	10,000	9,264
Olympus Water US Holding Corp.(1)	4.25	10/01/28	20,000	16,806
Rain CII Carbon LLC/CII Carbon Corp.(1)	7.25	04/01/25	20,000	18,838
Rayonier AM Products, Inc.(1)	7.63	01/15/26	10,000	9,363
SCIH Salt Holdings, Inc.(1)	4.88	05/01/28	30,000	26,439
SCIL IV LLC/SCIL USA Holdings LLC(1)	5.38	11/01/26	20,000	18,357
SK Invictus Intermediate II Sarl(1)	5.00	10/30/29	15,000	12,320
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.(1)	5.13	04/01/29	15,000	10,829
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.(1)	5.38	09/01/25	10,000	8,762
Tronox, Inc.(1)	4.63	03/15/29	30,000	25,694
Valvoline, Inc.(1)	3.63	06/15/31	10,000	8,427

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CHEMICALS – 2.6% (Continued)
Valvoline, Inc.(1)	4.25	02/15/30	$15,000	$14,766
WR Grace Holdings LLC(1)	5.63	08/15/29	30,000	25,080
				304,804
COMMERCIAL SERVICES – 6.1%
Albion Financing 2Sarl(1)	8.75	04/15/27	15,000	12,788
Allied Universal Holdco LLC/Allied Universal Finance Corp.(1)	6.63	07/15/26	50,000	48,200
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl(1)	4.63	06/01/28	45,000	38,872
APi Group DE, Inc.(1)	4.13	07/15/29	15,000	13,001
APX Group, Inc.(1)	6.75	02/15/27	20,000	19,624
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	5.38	03/01/29	25,000	22,384
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	5.75	07/15/27	25,000	23,521
Carriage Services, Inc.(1)	4.25	05/15/29	10,000	8,241
CoreLogic, Inc.(1)	4.50	05/01/28	20,000	15,929
Deluxe Corp.(1)	8.00	06/01/29	15,000	12,865
Garda World Security Corp.(1)	4.63	02/15/27	15,000	13,671
HealthEquity, Inc.(1)	4.50	10/01/29	15,000	13,448
Herc Holdings, Inc.(1)	5.50	07/15/27	35,000	33,556
Hertz Corp.(1)	4.63	12/01/26	15,000	13,369
Hertz Corp.(1)	5.00	12/01/29	25,000	20,469
Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer, Inc.(1)	5.00	02/01/26	10,000	9,229
MoneyGram International, Inc.(1)	5.38	08/01/26	10,000	10,181
MPH Acquisition Holdings LLC(1)	5.50	09/01/28	30,000	24,945
MPH Acquisition Holdings LLC(1)	5.75	11/01/28	40,000	29,108
Neptune Bidco US, Inc.(1)	9.29	04/15/29	50,000	48,676
NESCO Holdings II, Inc.(1)	5.50	04/15/29	35,000	31,480
Nielsen Finance LLC/Nielsen Finance Co.(1)	4.75	07/15/31	25,000	12,177
Nielsen Finance LLC/Nielsen Finance Co.(1)	5.63	10/01/28	30,000	15,520
Paysafe Finance PLC/Paysafe Holdings US Corp.(1)	4.00	06/15/29	20,000	15,927
Prime Security Services Borrower LLC/Prime Finance, Inc.(1)	6.25	01/15/28	35,000	33,231
PROG Holdings, Inc.(1)	6.00	11/15/29	20,000	16,976
Rent-A-Center, Inc./TX(1)	6.38	02/15/29	5,000	4,256
Sabre GLBL, Inc.(1)	7.38	09/01/25	25,000	24,555
Sabre GLBL, Inc.(1)	9.25	04/15/25	20,000	20,546
Sotheby’s(1)	7.38	10/15/27	30,000	28,862
StoneMor, Inc.(1)	8.50	05/15/29	10,000	8,091
WASH Multifamily Acquisition, Inc.(1)	5.75	04/15/26	25,000	23,101
Williams Scotsman International, Inc.(1)	4.63	08/15/28	15,000	13,917
Williams Scotsman International, Inc.(1)	6.13	06/15/25	10,000	10,061
WW International, Inc.(1)	4.50	04/15/29	15,000	8,010
ZipRecruiter, Inc.(1)	5.00	01/15/30	15,000	13,069
				711,856
COMPUTERS – 0.7%
Conduent Business Services LLC/Conduent State & Local Solutions, Inc.(1)	6.00	11/01/29	15,000	13,298
NCR Corp.(1)	5.00	10/01/28	25,000	22,052
NCR Corp.(1)	5.13	04/15/29	40,000	34,896
NCR Corp.(1)	5.25	10/01/30	15,000	12,988
				83,234

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
COSMETICS/PERSONAL CARE – 0.2%
Coty, Inc.(1)	6.50	04/15/26	$20,000	$19,740
Oriflame Investment Holding PLC(1)	5.13	05/04/26	15,000	9,510
				29,250
DISTRIBUTION/WHOLESALE – 0.4%
G-III Apparel Group Ltd.(1)	7.88	08/15/25	10,000	9,513
H&E Equipment Services, Inc.(1)	3.88	12/15/28	30,000	26,442
IAA, Inc.(1)	5.50	06/15/27	15,000	15,075
				51,030
DIVERSIFIED FINANCIAL SERVICES – 2.4%
AG Issuer LLC(1)	6.25	03/01/28	15,000	14,190
Castlelake Aviation Finance DAC(1)	5.00	04/15/27	10,000	8,973
Coinbase Global, Inc.(1)	3.38	10/01/28	25,000	16,164
Coinbase Global, Inc.(1)	3.63	10/01/31	25,000	14,602
Enova International, Inc.(1)	8.50	09/15/25	20,000	19,051
LFS Topco LLC(1)	5.88	10/15/26	20,000	16,572
Nationstar Mortgage Holdings, Inc.(1)	5.13	12/15/30	25,000	20,284
Nationstar Mortgage Holdings, Inc.(1)	5.75	11/15/31	25,000	20,161
Nationstar Mortgage Holdings, Inc.(1)	6.00	01/15/27	20,000	18,582
NFP Corp.(1)	4.88	08/15/28	15,000	13,118
Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc.(1)	6.38	02/01/27	10,000	9,578
PennyMac Financial Services, Inc.(1)	4.25	02/15/29	35,000	28,820
PHH Mortgage Corp.(1)	7.88	03/15/26	10,000	9,138
Provident Funding Associates LP/PFG Finance Corp.(1)	6.38	06/15/25	25,000	23,465
VistaJet Malta Finance PLC/XO Management Holding, Inc.(1)	6.38	02/01/30	40,000	35,338
VistaJet Malta Finance PLC/XO Management Holding, Inc.(1)	7.88	05/01/27	10,000	9,713
				277,749
ELECTRIC – 0.5%
Calpine Corp.(1)	5.00	02/01/31	25,000	21,453
Calpine Corp.(1)	5.13	03/15/28	45,000	40,800
				62,253
ELECTRICAL COMPONENTS & EQUIPMENT – 0.3%
Energizer Holdings, Inc.(1)	4.38	03/31/29	25,000	21,743
Energizer Holdings, Inc.(1)	4.75	06/15/28	20,000	17,925
				39,668
ELECTRONICS – 0.3%
Coherent Corp.(1)	5.00	12/15/29	30,000	27,289
Likewize Corp.(1)	9.75	10/15/25	10,000	9,415
				36,704
ENERGY-ALTERNATE SOURCES – 0.2%
Enviva Partners LP/Enviva Partners Finance Corp.(1)	6.50	01/15/26	20,000	18,691
Sunnova Energy Corp.(1)	5.88	09/01/26	10,000	9,014
				27,705
ENGINEERING & CONSTRUCTION – 0.4%
Brundage-Bone Concrete Pumping Holdings, Inc.(1)	6.00	02/01/26	10,000	9,546
HTA Group Ltd./Mauritius(1)	7.00	12/18/25	20,000	18,895

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ENGINEERING & CONSTRUCTION – 0.4% (Continued)
Promontoria Holding 264 BV(1)	7.88	03/01/27	$10,000	$9,474
Tutor Perini Corp.(1)	6.88	05/01/25	10,000	8,922
				46,837
ENTERTAINMENT – 5.8%
Affinity Gaming(1)	6.88	12/15/27	5,000	4,483
Banijay Entertainment SASU(1)	5.38	03/01/25	10,000	9,662
Boyne USA, Inc.(1)	4.75	05/15/29	15,000	13,613
Caesars Entertainment, Inc.(1)	4.63	10/15/29	30,000	25,692
Caesars Entertainment, Inc.(1)	6.25	07/01/25	85,000	84,758
Caesars Entertainment, Inc.(1)	7.00	02/15/30	50,000	50,938
Caesars Entertainment, Inc.(1)	8.13	07/01/27	40,000	40,643
CDI Escrow Issuer, Inc.(1)	5.75	04/01/30	35,000	33,210
Cedar Fair LP	5.25	07/15/29	20,000	18,360
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op	5.38	04/15/27	10,000	9,686
Churchill Downs, Inc.(1)	4.75	01/15/28	15,000	14,055
Churchill Downs, Inc.(1)	5.50	04/01/27	20,000	19,421
Cinemark USA, Inc.(1)	5.25	07/15/28	20,000	16,418
Jacobs Entertainment, Inc.(1)	6.75	02/15/29	5,000	4,658
Lions Gate Capital Holdings LLC(1)	5.50	04/15/29	25,000	16,286
Live Nation Entertainment, Inc.(1)	3.75	01/15/28	10,000	8,922
Live Nation Entertainment, Inc.(1)	4.75	10/15/27	25,000	23,156
Live Nation Entertainment, Inc.(1)	6.50	05/15/27	60,000	60,412
Merlin Entertainments Ltd.(1)	5.75	06/15/26	10,000	9,531
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.(1)	4.88	05/01/29	15,000	13,146
Penn Entertainment, Inc.(1)	5.63	01/15/27	25,000	23,525
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(1)	5.63	09/01/29	35,000	25,205
Scientific Games Holdings LP/Scientific Games US FinCo., Inc.(1)	6.63	03/01/30	25,000	22,300
Scientific Games International, Inc.(1)	7.00	05/15/28	25,000	24,784
Scientific Games International, Inc.(1)	7.25	11/15/29	20,000	20,078
Scientific Games International, Inc.(1)	8.63	07/01/25	10,000	10,200
SeaWorld Parks & Entertainment, Inc.(1)	5.25	08/15/29	15,000	13,577
Six Flags Entertainment Corp.(1)	4.88	07/31/24	25,000	24,498
Six Flags Entertainment Corp.(1)	5.50	04/15/27	10,000	9,438
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(1)	5.13	10/01/29	20,000	17,875
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(1)	7.75	04/15/25	10,000	10,054
				678,584
ENVIRONMENTAL CONTROL – 0.9%
Covanta Holding Corp.(1)	4.88	12/01/29	20,000	17,503
Covanta Holding Corp.	5.00	09/01/30	10,000	8,530
GFL Environmental, Inc.(1)	4.00	08/01/28	20,000	17,780
GFL Environmental, Inc.(1)	4.38	08/15/29	15,000	13,322
GFL Environmental, Inc.(1)	4.75	06/15/29	20,000	18,078
Harsco Corp.(1)	5.75	07/31/27	15,000	12,713
Madison IAQ LLC(1)	4.13	06/30/28	20,000	17,628
				105,554

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
FOOD – 2.3%
Aragvi Finance International DAC(1)	8.45	04/29/26	$20,000	$15,032
Chobani LLC/Chobani Finance Corp., Inc.(1)	4.63	11/15/28	15,000	13,702
Performance Food Group, Inc.(1)	4.25	08/01/29	30,000	26,809
Performance Food Group, Inc.(1)	5.50	10/15/27	30,000	28,913
Post Holdings, Inc.(1)	4.50	09/15/31	24,000	20,734
Post Holdings, Inc.(1)	5.50	12/15/29	55,000	51,067
Post Holdings, Inc.(1)	5.63	01/15/28	40,000	38,548
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed(1)	4.63	03/01/29	25,000	21,230
United Natural Foods, Inc.(1)	6.75	10/15/28	15,000	14,494
US Foods, Inc.(1)	4.63	06/01/30	15,000	13,447
US Foods, Inc.(1)	4.75	02/15/29	30,000	27,483
				271,459
FOOD SERVICE – 0.7%
Aramark Services, Inc.(1)	5.00	04/01/25	20,000	19,720
Aramark Services, Inc.(1)	5.00	02/01/28	25,000	23,598
Aramark Services, Inc.(1)	6.38	05/01/25	40,000	40,059
TKC Holdings, Inc.(1)	6.88	05/15/28	5,000	4,094
				87,471
FOREST PRODUCTS & PAPER – 0.2%
Mercer International, Inc.	5.13	02/01/29	25,000	21,420

GAS – 0.6%
AmeriGas Partners LP/AmeriGas Finance Corp.	5.50	05/20/25	15,000	14,568
AmeriGas Partners LP/AmeriGas Finance Corp.	5.63	05/20/24	20,000	19,725
AmeriGas Partners LP/AmeriGas Finance Corp.	5.75	05/20/27	15,000	14,156
AmeriGas Partners LP/AmeriGas Finance Corp.	5.88	08/20/26	20,000	19,373
				67,822
HEALTHCARE-PRODUCTS – 1.3%
Medline Borrower LP(1)	3.88	04/01/29	100,000	85,624
Medline Borrower LP(1)	5.25	10/01/29	75,000	62,903
				148,527
HEALTHCARE-SERVICES – 5.8%
Acadia Healthcare Co., Inc.(1)	5.00	04/15/29	10,000	9,362
Acadia Healthcare Co., Inc.(1)	5.50	07/01/28	10,000	9,644
Catalent Pharma Solutions, Inc.(1)	3.13	02/15/29	25,000	20,719
Catalent Pharma Solutions, Inc.(1)	3.50	04/01/30	20,000	16,551
Catalent Pharma Solutions, Inc.(1)	5.00	07/15/27	10,000	9,470
CHS/Community Health Systems, Inc.(1)	4.75	02/15/31	40,000	30,659
CHS/Community Health Systems, Inc.(1)	5.25	05/15/30	50,000	40,410
CHS/Community Health Systems, Inc.(1)	5.63	03/15/27	65,000	57,623
CHS/Community Health Systems, Inc.(1)	6.00	01/15/29	25,000	21,976
CHS/Community Health Systems, Inc.(1)	8.00	03/15/26	25,000	24,167
DaVita, Inc.(1)	3.75	02/15/31	35,000	27,258
DaVita, Inc.(1)	4.63	06/01/30	70,000	59,050
Encompass Health Corp.	4.50	02/01/28	25,000	23,371
Encompass Health Corp.	4.63	04/01/31	10,000	8,813

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HEALTHCARE-SERVICES – 5.8% (Continued)
Encompass Health Corp.	4.75	02/01/30	$25,000	$22,949
Global Medical Response, Inc.(1)	6.50	10/01/25	20,000	14,095
Legacy LifePoint Health LLC(1)	4.38	02/15/27	20,000	17,529
Legacy LifePoint Health LLC(1)	6.75	04/15/25	20,000	19,528
ModivCare Escrow Issuer, Inc.(1)	5.00	10/01/29	15,000	13,020
ModivCare, Inc.(1)	5.88	11/15/25	15,000	14,518
Prime Healthcare Services, Inc.(1)	7.25	11/01/25	20,000	17,644
RP Escrow Issuer LLC(1)	5.25	12/15/25	20,000	16,350
Select Medical Corp.(1)	6.25	08/15/26	30,000	29,338
Syneos Health, Inc.(1)	3.63	01/15/29	20,000	16,204
Tenet Healthcare Corp.	4.63	09/01/24	20,000	19,717
Tenet Healthcare Corp.	6.13	10/01/28	75,000	70,215
Tenet Healthcare Corp.(1)	6.25	02/01/27	35,000	33,863
US Acute Care Solutions LLC(1)	6.38	03/01/26	15,000	13,591
				677,634
HOME BUILDERS – 0.7%
Ashton Woods USA LLC/Ashton Woods Finance Co.(1)	4.63	08/01/29	10,000	8,364
Ashton Woods USA LLC/Ashton Woods Finance Co.(1)	4.63	04/01/30	15,000	12,477
Beazer Homes USA, Inc.	5.88	10/15/27	20,000	17,879
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(1)	4.88	02/15/30	20,000	15,525
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(1)	6.25	09/15/27	20,000	17,813
Thor Industries, Inc.(1)	4.00	10/15/29	10,000	8,328
				80,386
HOUSEHOLD PRODUCTS/WARES – 0.5%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.(1)	5.00	12/31/26	10,000	9,090
Spectrum Brands, Inc.(1)	3.88	03/15/31	25,000	20,182
Spectrum Brands, Inc.	5.75	07/15/25	25,000	24,821
				54,093
HOUSEWARES – 0.4%
CD&R Smokey Buyer, Inc.(1)	6.75	07/15/25	15,000	13,687
Scotts Miracle-Gro Co.	4.00	04/01/31	20,000	16,222
Scotts Miracle-Gro Co.	4.50	10/15/29	15,000	12,957
				42,866
INSURANCE – 0.6%
Acrisure LLC/Acrisure Finance, Inc.(1)	4.25	02/15/29	25,000	20,794
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer(1)	4.25	10/15/27	25,000	22,938
AmWINS Group, Inc.(1)	4.88	06/30/29	25,000	21,965
				65,697
INTERNET – 2.2%
ANGI Group LLC(1)	3.88	08/15/28	15,000	11,523
Arches Buyer, Inc.(1)	4.25	06/01/28	35,000	29,447
Cablevision Lightpath LLC(1)	3.88	09/15/27	10,000	8,510
Cogent Communications Group, Inc.(1)	7.00	06/15/27	15,000	14,866
GrubHub Holdings, Inc.(1)	5.50	07/01/27	5,000	4,005
Millennium Escrow Corp.(1)	6.63	08/01/26	20,000	13,941
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.(1)	4.75	04/30/27	10,000	9,086

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INTERNET – 2.2% (Continued)
Rakuten Group, Inc.(1),(2)	6.25	–	$40,000	$33,036
TripAdvisor, Inc.(1)	7.00	07/15/25	10,000	10,052
Twitter, Inc.(1)	5.00	03/01/30	25,000	25,036
Uber Technologies, Inc.(1)	4.50	08/15/29	35,000	31,227
Uber Technologies, Inc.(1)	6.25	01/15/28	15,000	14,695
Uber Technologies, Inc.(1)	7.50	05/15/25	30,000	30,468
Uber Technologies, Inc.(1)	7.50	09/15/27	25,000	25,415
				261,307
INVESTMENT COMPANIES – 0.2%
Compass Group Diversified Holdings LLC(1)	5.25	04/15/29	30,000	27,034

IRON/STEEL – 0.5%
ATI, Inc.	4.88	10/01/29	10,000	9,162
ATI, Inc.	5.13	10/01/31	25,000	22,745
Baffinland Iron Mines Corp./Baffinland Iron Mines LP(1)	8.75	07/15/26	25,000	24,319
TMS International Corp./DE(1)	6.25	04/15/29	10,000	7,569
				63,795
LEISURE TIME – 4.2%
Carnival Corp.(1)	5.75	03/01/27	70,000	58,199
Carnival Corp.(1)	6.00	05/01/29	45,000	35,606
Carnival Corp.(1)	7.63	03/01/26	35,000	31,895
Carnival Corp.(1)	9.88	08/01/27	25,000	25,723
Carnival Corp.(1)	10.50	02/01/26	20,000	20,947
Carnival Corp.(1)	10.50	06/01/30	25,000	24,094
Carnival Holdings Bermuda Ltd.(1)	10.38	05/01/28	35,000	37,852
Life Time, Inc.(1)	5.75	01/15/26	25,000	24,058
Lindblad Expeditions LLC(1)	6.75	02/15/27	10,000	9,819
NCL Corp. Ltd.(1)	5.88	02/15/27	25,000	23,278
Royal Caribbean Cruises Ltd.	3.70	03/15/28	30,000	23,663
Royal Caribbean Cruises Ltd.(1)	4.25	07/01/26	25,000	21,723
Royal Caribbean Cruises Ltd.(1)	5.38	07/15/27	25,000	21,778
Royal Caribbean Cruises Ltd.(1)	5.50	08/31/26	40,000	35,850
Royal Caribbean Cruises Ltd.(1)	5.50	04/01/28	35,000	30,146
Royal Caribbean Cruises Ltd.(1)	9.25	01/15/29	25,000	26,405
Viking Cruises Ltd.(1)	13.00	05/15/25	20,000	21,232
VOC Escrow Ltd.(1)	5.00	02/15/28	25,000	22,021
				494,289
LODGING – 2.1%
Boyd Gaming Corp.	4.75	12/01/27	40,000	38,067
Boyd Gaming Corp.(1)	4.75	06/15/31	10,000	9,011
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc(1)	4.88	07/01/31	10,000	8,683
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc(1)	5.00	06/01/29	30,000	26,871
Marriott Ownership Resorts, Inc.(1)	4.50	06/15/29	20,000	17,437
MGM Resorts International	4.63	09/01/26	15,000	14,148

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
LODGING – 2.1% (Continued)
MGM Resorts International	4.75	10/15/28	$10,000	$9,080
MGM Resorts International	5.50	04/15/27	10,000	9,657
MGM Resorts International	5.75	06/15/25	25,000	24,714
MGM Resorts International	6.75	05/01/25	10,000	10,085
Station Casinos LLC(1)	4.50	02/15/28	15,000	13,523
Station Casinos LLC(1)	4.63	12/01/31	10,000	8,440
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(1)	5.25	05/15/27	15,000	14,190
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(1)	5.50	03/01/25	50,000	48,648
				252,554
MACHINERY-CONSTRUCTIONS & MINING – 0.5%
Manitowoc Co., Inc.(1)	9.00	04/01/26	10,000	9,852
Terex Corp.(1)	5.00	05/15/29	25,000	23,376
Vertiv Group Corp.(1)	4.13	11/15/28	25,000	21,711
				54,939
MACHINERY-DIVERSIFIED – 0.9%
ATS Corp.(1)	4.13	12/15/28	10,000	8,971
Chart Industries, Inc.(1)	7.50	01/01/30	35,000	35,831
Chart Industries, Inc.(1)	9.50	01/01/31	15,000	15,673
TK Elevator US Newco, Inc.(1)	5.25	07/15/27	45,000	41,714
				102,189
MEDIA – 8.5%
Altice Financing SA(1)	5.00	01/15/28	30,000	25,545
Altice Financing SA(1)	5.75	08/15/29	60,000	50,476
Cable One, Inc.(1)	4.00	11/15/30	15,000	12,388
CSC Holdings LLC(1)	3.38	02/15/31	25,000	17,468
CSC Holdings LLC(1)	4.13	12/01/30	30,000	22,228
CSC Holdings LLC(1)	4.50	11/15/31	40,000	29,512
CSC Holdings LLC(1)	5.38	02/01/28	25,000	21,125
CSC Holdings LLC(1)	5.50	04/15/27	30,000	26,460
CSC Holdings LLC(1)	6.50	02/01/29	40,000	34,654
Cumulus Media New Holdings, Inc.(1)	6.75	07/01/26	10,000	8,361
DISH DBS Corp.	5.13	06/01/29	40,000	25,500
DISH DBS Corp.(1)	5.25	12/01/26	50,000	43,187
DISH DBS Corp.(1)	5.75	12/01/28	50,000	41,003
DISH DBS Corp.	5.88	11/15/24	40,000	37,800
DISH DBS Corp.	7.38	07/01/28	45,000	32,390
DISH DBS Corp.	7.75	07/01/26	60,000	48,808
GCI LLC(1)	4.75	10/15/28	20,000	17,632
Gray Escrow II, Inc.(1)	5.38	11/15/31	35,000	26,960
Gray Television, Inc.(1)	4.75	10/15/30	5,000	3,695
Gray Television, Inc.(1)	7.00	05/15/27	35,000	31,889
iHeartCommunications, Inc.(1)	4.75	01/15/28	5,000	4,281
iHeartCommunications, Inc.(1)	5.25	08/15/27	20,000	17,938
iHeartCommunications, Inc.	6.38	05/01/26	25,000	23,915
Liberty Interactive LLC	8.25	02/01/30	20,000	9,549
McGraw-Hill Education, Inc.(1)	5.75	08/01/28	30,000	26,403
Nexstar Media, Inc.(1)	4.75	11/01/28	25,000	22,599

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MEDIA – 8.5% (Continued)
Nexstar Media, Inc.(1)	5.63	07/15/27	$50,000	$47,699
Radiate Holdco LLC/Radiate Finance, Inc.(1)	4.50	09/15/26	25,000	19,187
Scripps Escrow II, Inc.(1)	5.38	01/15/31	10,000	8,082
Scripps Escrow, Inc.(1)	5.88	07/15/27	20,000	17,873
Sinclair Television Group, Inc.(1)	5.13	02/15/27	15,000	13,278
Sinclair Television Group, Inc.(1)	5.50	03/01/30	5,000	3,995
Townsquare Media, Inc.(1)	6.88	02/01/26	10,000	9,371
Univision Communications, Inc.(1)	4.50	05/01/29	25,000	21,544
Univision Communications, Inc.(1)	5.13	02/15/25	40,000	39,018
Univision Communications, Inc.(1)	6.63	06/01/27	40,000	39,251
Univision Communications, Inc.(1)	7.38	06/30/30	15,000	14,729
UPC Holding BV(1)	5.50	01/15/28	10,000	9,139
Urban One, Inc.(1)	7.38	02/01/28	25,000	22,771
Virgin Media Finance PLC(1)	5.00	07/15/30	35,000	29,423
Virgin Media Vendor Financing Notes IV DAC(1)	5.00	07/15/28	10,000	9,087
Ziggo Bond Co. BV(1)	6.00	01/15/27	40,000	37,875
				1,004,088
METAL FABRICATE/HARDWARE – 0.1%
Roller Bearing Co. of America, Inc.(1)	4.38	10/15/29	10,000	9,023

MINING – 0.9%
Compass Minerals International, Inc.(1)	6.75	12/01/27	15,000	14,652
Constellium SE(1)	3.75	04/15/29	25,000	21,293
Eldorado Gold Corp.(1)	6.25	09/01/29	10,000	9,177
Hecla Mining Co.	7.25	02/15/28	10,000	9,982
Hudbay Minerals, Inc.(1)	4.50	04/01/26	15,000	13,839
Hudbay Minerals, Inc.(1)	6.13	04/01/29	20,000	18,494
New Gold, Inc.(1)	7.50	07/15/27	10,000	9,294
Taseko Mines Ltd.(1)	7.00	02/15/26	10,000	9,490
				106,221
MISCELLANEOUS MANUFACTURERS – 0.2%
Gates Global LLC/Gates Corp.(1)	6.25	01/15/26	15,000	14,792
LSB Industries, Inc.(1)	6.25	10/15/28	15,000	13,535
				28,327
OFFICE/BUSINESS EQUIPMENT – 0.1%
Pitney Bowes, Inc.(1)	6.88	03/15/27	20,000	16,799

OIL & GAS – 6.2%
Aethon United BR LP/Aethon United Finance Corp.(1)	8.25	02/15/26	15,000	14,945
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	5.88	06/30/29	10,000	8,815
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	7.00	11/01/26	25,000	23,861
Baytex Energy Corp.(1)	8.75	04/01/27	15,000	15,541
Berry Petroleum Co. LLC(1)	7.00	02/15/26	15,000	14,382
California Resources Corp.(1)	7.13	02/01/26	15,000	14,623
Callon Petroleum Co.(1)	7.50	06/15/30	20,000	19,376

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 6.2% (Continued)
Callon Petroleum Co.(1)	8.00	08/01/28	$20,000	$20,025
Citgo Holding, Inc.(1)	9.25	08/01/24	35,000	35,218
CITGO Petroleum Corp.(1)	6.38	06/15/26	20,000	19,622
CITGO Petroleum Corp.(1)	7.00	06/15/25	30,000	29,781
Comstock Resources, Inc.(1)	5.88	01/15/30	25,000	21,468
Comstock Resources, Inc.(1)	6.75	03/01/29	35,000	32,334
Crescent Energy Finance LLC(1)	7.25	05/01/26	20,000	19,227
CVR Energy, Inc.(1)	5.25	02/15/25	30,000	28,982
Earthstone Energy Holdings LLC(1)	8.00	04/15/27	15,000	14,646
Encino Acquisition Partners Holdings LLC(1)	8.50	05/01/28	20,000	18,678
Energean PLC(1)	6.50	04/30/27	15,000	14,122
Gran Tierra Energy, Inc.(1)	7.75	05/23/27	15,000	12,765
Ithaca Energy North Sea PLC(1)	9.00	07/15/26	20,000	19,673
MEG Energy Corp.(1)	5.88	02/01/29	15,000	14,343
MEG Energy Corp.(1)	7.13	02/01/27	15,000	15,406
Moss Creek Resources Holdings, Inc.(1)	7.50	01/15/26	35,000	32,381
Nabors Industries, Inc.(1)	7.38	05/15/27	20,000	20,053
Northern Oil & Gas, Inc.(1)	8.13	03/01/28	20,000	19,948
Permian Resources Operating LLC(1)	5.88	07/01/29	15,000	14,079
Permian Resources Operating LLC(1)	7.75	02/15/26	10,000	10,010
Precision Drilling Corp.(1)	6.88	01/15/29	5,000	4,822
ROCC Holdings LLC(1)	9.25	08/15/26	15,000	15,225
Rockcliff Energy II LLC(1)	5.50	10/15/29	20,000	19,053
SM Energy Co.	5.63	06/01/25	10,000	9,811
SM Energy Co.	6.50	07/15/28	10,000	9,524
Strathcona Resources Ltd./Alberta(1)	6.88	08/01/26	15,000	12,808
Talos Production, Inc.	12.00	01/15/26	15,000	15,919
Tap Rock Resources LLC(1)	7.00	10/01/26	15,000	14,220
Transocean Titan Financing Ltd.(1)	8.38	02/01/28	25,000	25,977
Transocean, Inc.(1)	8.75	02/15/30	30,000	30,971
Vermilion Energy, Inc.(1)	6.88	05/01/30	30,000	27,720
Vital Energy, Inc.(1)	7.75	07/31/29	10,000	9,234
Vital Energy, Inc.	9.50	01/15/25	15,000	15,155
				734,743
OIL & GAS SERVICES – 1.4%
Archrock Partners LP/Archrock Partners Finance Corp.(1)	6.25	04/01/28	35,000	33,291
CGG SA(1)	8.75	04/01/27	15,000	13,330
CSI Compressco LP/CSI Compressco Finance, Inc.(1)	7.50	04/01/25	10,000	9,447
Enerflex Ltd.(1)	9.00	10/15/27	20,000	20,397
Oceaneering International, Inc.	4.65	11/15/24	10,000	9,711
Oceaneering International, Inc.	6.00	02/01/28	10,000	9,575
USA Compression Partners LP/USA Compression Finance Corp.	6.88	04/01/26	10,000	9,828
USA Compression Partners LP/USA Compression Finance Corp.	6.88	09/01/27	20,000	19,428
Weatherford International Ltd.(1)	8.63	04/30/30	40,000	40,427
				165,434

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PACKAGING & CONTAINERS – 2.0%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	4.00	09/01/29	$30,000	$24,853
Clydesdale Acquisition Holdings, Inc.(1)	6.63	04/15/29	10,000	9,844
Intelligent Packaging Ltd. FinCo., Inc./Intelligent Packaging Ltd. Co.-Issuer LLC(1)	6.00	09/15/28	20,000	17,716
LABL, Inc.(1)	5.88	11/01/28	35,000	31,697
Mauser Packaging Solutions Holding Co.(1)	5.50	04/15/24	50,000	50,023
Owens-Brockway Glass Container, Inc.(1)	6.63	05/13/27	35,000	34,361
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.(1)	4.38	10/15/28	20,000	17,798
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC(1)	4.00	10/15/27	20,000	17,978
Trivium Packaging Finance BV(1)	5.50	08/15/26	30,000	28,837
				233,107
PHARMACEUTICALS – 2.6%
AdaptHealth LLC(1)	4.63	08/01/29	15,000	13,070
AdaptHealth LLC(1)	5.13	03/01/30	20,000	17,825
Bausch Health Cos, Inc.(1)	4.88	06/01/28	40,000	25,765
Bausch Health Cos, Inc.(1)	5.50	11/01/25	50,000	42,586
Bausch Health Cos, Inc.(1)	6.13	02/01/27	25,000	17,092
Bausch Health Cos, Inc.(1)	11.00	09/30/28	40,000	31,496
BellRing Brands, Inc.(1)	7.00	03/15/30	10,000	9,939
Cheplapharm Arzneimittel GmbH(1)	5.50	01/15/28	15,000	13,408
Herbalife Nutrition Ltd./HLF Financing, Inc.(1)	7.88	09/01/25	15,000	14,091
HLF Financing Sarl LLC/Herbalife International, Inc.(1)	4.88	06/01/29	20,000	14,653
Mallinckrodt International Finance SA/Mallinckrodt CB LLC(1)	10.00	04/15/25	10,000	8,738
Mallinckrodt International Finance SA/Mallinckrodt CB LLC(1)	11.50	12/15/28	20,000	17,717
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	5.13	04/30/31	40,000	36,172
Owens & Minor, Inc.(1)	4.50	03/31/29	15,000	12,241
Owens & Minor, Inc.(1)	6.63	04/01/30	10,000	8,856
Prestige Brands, Inc.(1)	3.75	04/01/31	20,000	17,009
				300,658
PIPELINES – 2.2%
Blue Racer Midstream LLC/Blue Racer Finance Corp.(1)	7.63	12/15/25	25,000	25,424
FTAI Infra Escrow Holdings LLC(1)	10.50	06/01/27	25,000	25,114
Genesis Energy LP/Genesis Energy Finance Corp.	6.50	10/01/25	25,000	24,594
Genesis Energy LP/Genesis Energy Finance Corp.	7.75	02/01/28	15,000	14,523
Genesis Energy LP/Genesis Energy Finance Corp.	8.00	01/15/27	40,000	39,546
Howard Midstream Energy Partners LLC(1)	6.75	01/15/27	15,000	14,643
ITT Holdings LLC(1)	6.50	08/01/29	35,000	30,458
NGL Energy Operating LLC/NGL Energy Finance Corp.(1)	7.50	02/01/26	60,000	57,065
Southeast Supply Header LLC(1)	4.25	06/15/24	10,000	9,462
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.(1)	8.50	10/15/26	20,000	19,500
				260,329
REAL ESTATE – 0.6%
Five Point Operating Co. LP/Five Point Capital Corp.(1)	7.88	11/15/25	20,000	18,004
Hunt Cos, Inc.(1)	5.25	04/15/29	25,000	21,223
Realogy Group LLC/Realogy Co.-Issuer Corp.(1)	5.25	04/15/30	20,000	15,023
Realogy Group LLC/Realogy Co.-Issuer Corp.(1)	5.75	01/15/29	25,000	19,467
				73,717

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE INVESTMENT TRUST (REITS) – 2.8%
Diversified Healthcare Trust	4.38	03/01/31	$35,000	$23,755
Diversified Healthcare Trust	9.75	06/15/25	19,000	18,565
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer(1)	4.88	05/15/29	20,000	17,315
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer(1)	5.88	10/01/28	20,000	18,532
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer(1)	7.50	06/01/25	20,000	20,299
RHP Hotel Properties LP/RHP Finance Corp.(1)	4.50	02/15/29	15,000	13,352
RHP Hotel Properties LP/RHP Finance Corp.	4.75	10/15/27	30,000	28,133
Rithm Capital Corp.(1)	6.25	10/15/25	15,000	13,988
Service Properties Trust	3.95	01/15/28	25,000	19,072
Service Properties Trust	4.35	10/01/24	40,000	37,773
Service Properties Trust	4.38	02/15/30	10,000	7,280
Service Properties Trust	5.25	02/15/26	25,000	21,682
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC(1)	4.75	04/15/28	20,000	16,379
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC(1)	7.88	02/15/25	50,000	49,409
XHR LP(1)	4.88	06/01/29	20,000	17,774
XHR LP(1)	6.38	08/15/25	5,000	4,930
				328,238
RETAIL – 4.5%
1011778 BC ULC/New Red Finance, Inc.(1)	4.00	10/15/30	75,000	63,942
1011778 BC ULC/New Red Finance, Inc.(1)	4.38	01/15/28	20,000	18,429
Arko Corp.(1)	5.13	11/15/29	10,000	7,944
Bath & Body Works, Inc.	6.95	03/01/33	10,000	8,957
Brinker International, Inc.(1)	5.00	10/01/24	15,000	14,695
CEC Entertainment LLC(1)	6.75	05/01/26	20,000	18,526
Dave & Buster’s, Inc.(1)	7.63	11/01/25	15,000	15,263
eG Global Finance PLC(1)	6.75	02/07/25	35,000	32,562
Ferrellgas LP/Ferrellgas Finance Corp.(1)	5.38	04/01/26	15,000	13,823
Ferrellgas LP/Ferrellgas Finance Corp.(1)	5.88	04/01/29	25,000	20,844
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(1)	4.63	01/15/29	30,000	26,516
Guitar Center, Inc.(1)	8.50	01/15/26	15,000	13,119
IRB Holding Corp.(1)	7.00	06/15/25	20,000	20,095
Ken Garff Automotive LLC(1)	4.88	09/15/28	10,000	8,641
LCM Investments Holdings II LLC(1)	4.88	05/01/29	30,000	24,804
LSF9 Atlantis Holdings LLC/Victra Finance Corp.(1)	7.75	02/15/26	25,000	22,844
Michaels Cos, Inc.(1)	5.25	05/01/28	25,000	20,880
Papa John’s International, Inc.(1)	3.88	09/15/29	20,000	17,229
Patrick Industries, Inc.(1)	4.75	05/01/29	10,000	8,562
PetSmart, Inc./PetSmart Finance Corp.(1)	7.75	02/15/29	25,000	24,605
Sizzling Platter LLC/Sizzling Platter Finance Corp.(1)	8.50	11/28/25	10,000	9,261
Specialty Building Products Holdings LLC/SBP Finance Corp.(1)	6.38	09/30/26	20,000	18,021
SRS Distribution, Inc.(1)	4.63	07/01/28	20,000	18,295
Staples, Inc.(1)	7.50	04/15/26	50,000	44,497
Suburban Propane Partners LP/Suburban Energy Finance Corp.(1)	5.00	06/01/31	20,000	17,427
Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.88	03/01/27	10,000	9,675
Victoria’s Secret & Co.(1)	4.63	07/15/29	15,000	12,483
				531,939

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SOFTWARE – 3.0%
Boxer Parent Co., Inc.(1)	7.13	10/02/25	$10,000	$9,915
Camelot Finance SA(1)	4.50	11/01/26	15,000	14,287
Central Parent, Inc./CDK Global, Inc.(1)	7.25	06/15/29	25,000	24,968
Clarivate Science Holdings Corp.(1)	3.88	07/01/28	25,000	22,340
Cloud Software Group Holdings, Inc.(1)	6.50	03/31/29	100,000	87,892
Consensus Cloud Solutions, Inc.(1)	6.50	10/15/28	25,000	23,441
Dun & Bradstreet Corp.(1)	5.00	12/15/29	15,000	13,302
Elastic NV(1)	4.13	07/15/29	25,000	21,427
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(1)	4.63	05/01/28	10,000	8,050
MicroStrategy, Inc.(1)	6.13	06/15/28	15,000	12,678
Rackspace Technology Global, Inc.(1)	3.50	02/15/28	15,000	9,043
SS&C Technologies, Inc.(1)	5.50	09/30/27	50,000	48,147
Veritas US, Inc./Veritas Bermuda Ltd.(1)	7.50	09/01/25	60,000	39,660
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.(1)	3.88	02/01/29	15,000	12,958
				348,108
TELECOMMUNICATIONS – 7.9%
Altice France SA/France(1)	5.13	07/15/29	65,000	51,104
Altice France SA/France(1)	5.50	01/15/28	40,000	33,291
Altice France SA/France(1)	5.50	10/15/29	40,000	31,678
Altice France SA/France(1)	8.13	02/01/27	50,000	46,936
C&W Senior Financing DAC(1)	6.88	09/15/27	30,000	28,586
CommScope, Inc.(1)	4.75	09/01/29	35,000	29,177
CommScope, Inc.(1)	6.00	03/01/26	35,000	33,554
Connect FinCo. Sarl/Connect US FinCo. LLC(1)	6.75	10/01/26	55,000	52,661
Consolidated Communications, Inc.(1)	5.00	10/01/28	5,000	3,757
Consolidated Communications, Inc.(1)	6.50	10/01/28	20,000	16,343
Frontier Communications Holdings LLC(1)	5.00	05/01/28	55,000	50,083
Frontier Communications Holdings LLC(1)	5.88	10/15/27	40,000	38,248
Frontier Communications Holdings LLC	5.88	11/01/29	25,000	20,409
Frontier Communications Holdings LLC(1)	6.00	01/15/30	15,000	12,339
Frontier Communications Holdings LLC(1)	6.75	05/01/29	15,000	12,882
Frontier Communications Holdings LLC(1)	8.75	05/15/30	25,000	25,944
GoTo Group, Inc.(1)	5.50	09/01/27	40,000	20,195
Hughes Satellite Systems Corp.	6.63	08/01/26	20,000	19,369
Iliad Holding SASU(1)	6.50	10/15/26	35,000	33,188
Iliad Holding SASU(1)	7.00	10/15/28	15,000	14,107
Intelsat Jackson Holdings SA(1)	6.50	03/15/30	75,000	68,288
Lumen Technologies, Inc.(1)	4.50	01/15/29	35,000	23,582
Lumen Technologies, Inc.(1)	5.13	12/15/26	25,000	21,415
Lumen Technologies, Inc.	7.60	09/15/39	25,000	16,899
Maxar Technologies, Inc.(1)	7.75	06/15/27	15,000	15,703
Telecom Italia Capital SA	6.00	09/30/34	25,000	20,095
Telecom Italia Capital SA	6.38	11/15/33	25,000	21,284
Telecom Italia Capital SA	7.20	07/18/36	25,000	21,271
Telecom Italia Capital SA	7.72	06/04/38	25,000	21,603
Telecom Italia SpA/Milano(1)	5.30	05/30/24	30,000	29,141
Telesat Canada/Telesat LLC(1)	5.63	12/06/26	25,000	11,580
Viasat, Inc.(1)	6.50	07/15/28	25,000	20,094

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TELECOMMUNICATIONS – 7.9% (Continued)
Windstream Escrow LLC/Windstream Escrow Finance Corp.(1)	7.75	08/15/28	$40,000	$32,438
Zayo Group Holdings, Inc.(1)	4.00	03/01/27	40,000	31,862
				929,106
TRANSPORTATION – 0.1%
XPO CNW, Inc.	6.70	05/01/34	10,000	9,034

WATER – 0.1%
Solaris Midstream Holdings LLC(1)	7.63	04/01/26	10,000	10,012
TOTAL CORPORATE BONDS (Cost – $11,656,640)				11,554,167

SHORT-TERM INVESTMENTS – 0.5%
TIME DEPOSITS – 0.5%
ANZ National Bank, London	3.68	02/01/23	59,670	59,670
TOTAL SHORT-TERM INVESTMENTS (Cost – $59,670)				59,670

TOTAL INVESTMENTS – 98.7% (Cost – $11,716,310)				$11,613,837
OTHER ASSETS LESS LIABILITIES – 1.3%				153,590
NET ASSETS – 100.0%				$11,767,427

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at January 31, 2023, amounts to $10,080,208 and represents 85.7% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security is perpetual in nature and has no stated maturity date.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 — unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2023:

BondBloxx B Rated USD High Yield Corporate Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$11,554,167	$–	$11,554,167
Short-Term Investments	–	59,670	–	59,670
Total Investments	$–	$11,613,837	$–	$11,613,837

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 97.8%
ADVERTISING – 0.3%
Lamar Media Corp.	3.63	01/15/31	$35,000	$29,766
Lamar Media Corp.	3.75	02/15/28	40,000	36,365
Lamar Media Corp.	4.00	02/15/30	60,000	53,478
Lamar Media Corp.	4.88	01/15/29	30,000	28,267
				147,876
AEROSPACE/DEFENSE – 1.3%
Howmet Aerospace, Inc.	3.00	01/15/29	75,000	65,534
Howmet Aerospace, Inc.	5.13	10/01/24	90,000	89,655
Howmet Aerospace, Inc.	5.90	02/01/27	60,000	61,125
Howmet Aerospace, Inc.	5.95	02/01/37	45,000	45,480
Howmet Aerospace, Inc.	6.88	05/01/25	40,000	41,249
Moog, Inc.(1)	4.25	12/15/27	45,000	41,793
Rolls-Royce PLC(1)	3.63	10/14/25	105,000	97,912
Rolls-Royce PLC(1)	5.75	10/15/27	55,000	53,560
Spirit AeroSystems, Inc.(1)	9.38	11/30/29	70,000	76,161
				572,469
AGRICULTURE – 0.4%
Darling Ingredients, Inc.(1)	5.25	04/15/27	20,000	19,528
Darling Ingredients, Inc.(1)	6.00	06/15/30	90,000	89,664
Vector Group Ltd.(1)	5.75	02/01/29	70,000	61,146
				170,338
AIRLINES – 2.7%
Air Canada(1)	3.88	08/15/26	95,000	88,004
Allegiant Travel Co.(1)	7.25	08/15/27	40,000	39,157
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(1)	5.50	04/20/26	250,000	245,365
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(1)	5.75	04/20/29	260,000	251,833
Delta Air Lines, Inc.	2.90	10/28/24	75,000	71,616
Delta Air Lines, Inc.	3.75	10/28/29	45,000	39,875
Delta Air Lines, Inc.	4.38	04/19/28	20,000	18,609
Delta Air Lines, Inc.	7.38	01/15/26	80,000	83,372
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.(1)	8.00	09/20/25	30,000	30,660
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.(1)	8.00	09/20/25	55,000	56,446
United Airlines, Inc.(1)	4.38	04/15/26	165,000	156,837
United Airlines, Inc.(1)	4.63	04/15/29	145,000	132,483
				1,214,257
APPAREL – 0.6%
Hanesbrands, Inc.(1)	4.63	05/15/24	55,000	54,108
Hanesbrands, Inc.(1)	4.88	05/15/26	80,000	74,585
Kontoor Brands, Inc.(1)	4.13	11/15/29	20,000	17,324
Levi Strauss & Co.(1)	3.50	03/01/31	30,000	25,087
Under Armour, Inc.	3.25	06/15/26	80,000	72,756
William Carter Co.(1)	5.63	03/15/27	35,000	34,091
				277,951

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
AUTO MANUFACTURERS – 2.3%
Allison Transmission, Inc.(1)	3.75	01/30/31	$55,000	$46,596
Allison Transmission, Inc.(1)	5.88	06/01/29	75,000	72,291
Ford Motor Co.	3.25	02/12/32	80,000	63,597
Ford Motor Co.	4.75	01/15/43	55,000	42,996
Ford Motor Co.	5.29	12/08/46	40,000	33,038
Ford Motor Co.	6.10	08/19/32	40,000	39,298
Ford Motor Co.	6.63	10/01/28	20,000	20,856
Ford Motor Co.	7.40	11/01/46	10,000	10,328
Ford Motor Co.	7.45	07/16/31	25,000	26,850
Ford Motor Co.	9.63	04/22/30	20,000	23,565
Ford Motor Credit Co. LLC	2.30	02/10/25	30,000	27,855
Ford Motor Credit Co. LLC	2.70	08/10/26	55,000	49,166
Ford Motor Credit Co. LLC	2.90	02/16/28	20,000	17,230
Ford Motor Credit Co. LLC	2.90	02/10/29	20,000	16,709
Ford Motor Credit Co. LLC	3.37	11/17/23	50,000	48,872
Ford Motor Credit Co. LLC	3.38	11/13/25	55,000	51,306
Ford Motor Credit Co. LLC	3.63	06/17/31	30,000	24,992
Ford Motor Credit Co. LLC	3.82	11/02/27	20,000	18,075
Ford Motor Credit Co. LLC	4.00	11/13/30	45,000	39,362
Ford Motor Credit Co. LLC	4.06	11/01/24	55,000	53,335
Ford Motor Credit Co. LLC	4.13	08/17/27	30,000	27,714
Ford Motor Credit Co. LLC	4.13	08/04/25	40,000	38,249
Ford Motor Credit Co. LLC	4.39	01/08/26	30,000	28,835
Ford Motor Credit Co. LLC	4.95	05/28/27	35,000	33,445
Ford Motor Credit Co. LLC	5.11	05/03/29	45,000	42,709
Ford Motor Credit Co. LLC	5.13	06/16/25	70,000	68,873
Ford Motor Credit Co. LLC	5.58	03/18/24	45,000	44,728
Ford Motor Credit Co. LLC	7.35	11/04/27	30,000	31,537
				1,042,407
AUTO PARTS & EQUIPMENT – 0.5%
Dana, Inc.	4.25	09/01/30	60,000	50,850
Dana, Inc.	5.38	11/15/27	45,000	42,805
Dana, Inc.	5.63	06/15/28	20,000	18,860
Goodyear Tire & Rubber Co.	5.00	07/15/29	55,000	48,523
ZF North America Capital, Inc.(1)	4.75	04/29/25	80,000	77,253
				238,291
BANKS – 1.8%
Dresdner Funding Trust I(1)	8.15	06/30/31	85,000	92,225
Intesa Sanpaolo SpA(1)	4.20	06/01/32	70,000	55,763
Intesa Sanpaolo SpA(1)	4.95	06/01/42	55,000	39,868
Intesa Sanpaolo SpA(1)	5.02	06/26/24	205,000	200,066
Intesa Sanpaolo SpA(1)	5.71	01/15/26	75,000	73,738
Standard Chartered PLC(1),(2)	7.01	–	65,000	65,333
Synovus Financial Corp.	5.90	02/07/29	30,000	29,720
UniCredit SpA(1)	5.46	06/30/35	120,000	105,101
UniCredit SpA(1)	5.86	06/19/32	85,000	79,076
UniCredit SpA(1)	7.30	04/02/34	90,000	87,598
				828,488

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
BUILDING MATERIALS – 1.5%
Boise Cascade Co.(1)	4.88	07/01/30	$20,000	$18,024
Builders FirstSource, Inc.(1)	4.25	02/01/32	105,000	90,491
Builders FirstSource, Inc.(1)	5.00	03/01/30	45,000	42,023
Builders FirstSource, Inc.(1)	6.38	06/15/32	55,000	53,902
James Hardie International Finance DAC(1)	5.00	01/15/28	20,000	19,013
Louisiana-Pacific Corp.(1)	3.63	03/15/29	35,000	30,336
Masonite International Corp.(1)	5.38	02/01/28	75,000	70,285
Standard Industries, Inc./NJ(1)	3.38	01/15/31	65,000	51,707
Standard Industries, Inc./NJ(1)	4.38	07/15/30	170,000	145,515
Standard Industries, Inc./NJ(1)	4.75	01/15/28	65,000	60,994
Standard Industries, Inc./NJ(1)	5.00	02/15/27	55,000	52,192
Summit Materials LLC/Summit Materials Finance Corp.(1)	5.25	01/15/29	60,000	56,412
				690,894
CHEMICALS – 2.5%
Ashland LLC(1)	3.38	09/01/31	45,000	37,405
Ashland LLC	6.88	05/15/43	25,000	24,985
Avient Corp.(1)	5.75	05/15/25	45,000	44,587
Avient Corp.(1)	7.13	08/01/30	50,000	50,436
Chemours Co.(1)	4.63	11/15/29	50,000	41,845
Chemours Co.(1)	5.75	11/15/28	100,000	91,250
Element Solutions, Inc.(1)	3.88	09/01/28	55,000	48,744
HB Fuller Co.	4.00	02/15/27	50,000	46,293
INEOS Quattro Finance 2 PLC(1)	3.38	01/15/26	45,000	41,358
Ingevity Corp.(1)	3.88	11/01/28	45,000	39,498
Methanex Corp.	4.25	12/01/24	20,000	19,314
Methanex Corp.	5.13	10/15/27	30,000	28,612
Methanex Corp.	5.25	12/15/29	30,000	27,622
Methanex Corp.	5.65	12/01/44	50,000	41,344
Minerals Technologies, Inc.(1)	5.00	07/01/28	40,000	36,620
NOVA Chemicals Corp.(1)	4.25	05/15/29	30,000	25,764
NOVA Chemicals Corp.(1)	4.88	06/01/24	70,000	69,035
NOVA Chemicals Corp.(1)	5.00	05/01/25	45,000	43,320
NOVA Chemicals Corp.(1)	5.25	06/01/27	95,000	88,479
Nufarm Australia Ltd./Nufarm Americas, Inc.(1)	5.00	01/27/30	25,000	22,736
Olin Corp.	5.00	02/01/30	90,000	85,190
Olin Corp.	5.13	09/15/27	45,000	43,708
SPCM SA(1)	3.13	03/15/27	40,000	35,266
SPCM SA(1)	3.38	03/15/30	20,000	16,953
WR Grace Holdings LLC(1)	4.88	06/15/27	65,000	60,388
WR Grace Holdings LLC(1)	5.63	10/01/24	25,000	24,900
				1,135,652
COAL – 0.1%
SunCoke Energy, Inc.(1)	4.88	06/30/29	45,000	39,649
Warrior Met Coal, Inc.(1)	7.88	12/01/28	20,000	19,730
				59,379

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
COMMERCIAL SERVICES – 4.0%
ADT Security Corp.(1)	4.13	08/01/29	$85,000	$75,780
ADT Security Corp.(1)	4.88	07/15/32	45,000	40,211
Albion Financing 1 Sarl/Aggreko Holdings, Inc.(1)	6.13	10/15/26	35,000	31,455
AMN Healthcare, Inc.(1)	4.63	10/01/27	55,000	51,083
ASGN, Inc.(1)	4.63	05/15/28	30,000	27,406
Autopistas Metropolitanas de Puerto Rico LLC(1)	6.75	06/30/35	25,095	24,051
Block, Inc.	2.75	06/01/26	80,000	72,807
Block, Inc.	3.50	06/01/31	75,000	62,737
Brink’s Co.(1)	4.63	10/15/27	65,000	60,720
CoreCivic, Inc.	8.25	04/15/26	70,000	71,659
Gartner, Inc.(1)	3.63	06/15/29	45,000	40,482
Gartner, Inc.(1)	3.75	10/01/30	80,000	71,008
Gartner, Inc.(1)	4.50	07/01/28	45,000	42,806
Grand Canyon University	4.13	10/01/24	95,000	90,541
Korn Ferry(1)	4.63	12/15/27	25,000	23,526
Prime Security Services Borrower LLC/Prime Finance, Inc.(1)	3.38	08/31/27	80,000	71,100
Prime Security Services Borrower LLC/Prime Finance, Inc.(1)	5.75	04/15/26	155,000	152,099
Ritchie Bros Auctioneers, Inc.(1)	5.38	01/15/25	50,000	49,435
Service Corp. International/US	3.38	08/15/30	60,000	50,508
Service Corp. International/US	4.00	05/15/31	50,000	43,787
Service Corp. International/US	4.63	12/15/27	20,000	19,040
Service Corp. International/US	5.13	06/01/29	105,000	100,811
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.(1)	4.63	11/01/26	45,000	42,673
TriNet Group, Inc.(1)	3.50	03/01/29	40,000	33,645
United Rentals North America, Inc.	3.75	01/15/32	45,000	38,974
United Rentals North America, Inc.	3.88	11/15/27	60,000	57,073
United Rentals North America, Inc.	3.88	02/15/31	90,000	79,329
United Rentals North America, Inc.	4.00	07/15/30	55,000	49,576
United Rentals North America, Inc.	4.88	01/15/28	130,000	126,100
United Rentals North America, Inc.	5.25	01/15/30	100,000	96,879
United Rentals North America, Inc.	5.50	05/15/27	30,000	29,850
				1,827,151
COMPUTERS – 1.3%
Crowdstrike Holdings, Inc.	3.00	02/15/29	50,000	42,962
Seagate HDD Cayman	4.09	06/01/29	130,000	115,375
Seagate HDD Cayman	4.13	01/15/31	13,000	10,935
Seagate HDD Cayman	4.75	01/01/25	30,000	29,364
Seagate HDD Cayman	4.88	03/01/24	20,000	19,815
Seagate HDD Cayman	4.88	06/01/27	35,000	33,975
Seagate HDD Cayman	5.75	12/01/34	20,000	18,370
Seagate HDD Cayman(1)	9.63	12/01/32	55,850	63,315
Unisys Corp.(1)	6.88	11/01/27	35,000	26,562
Western Digital Corp.	2.85	02/01/29	40,000	32,652
Western Digital Corp.	3.10	02/01/32	45,000	34,522
Western Digital Corp.	4.75	02/15/26	180,000	174,177
				602,024

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
COSMETICS/PERSONAL CARE – 0.4%
Coty, Inc.(1)	5.00	04/15/26	$50,000	$47,927
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC(1)	4.75	01/15/29	40,000	36,346
Edgewell Personal Care Co.(1)	4.13	04/01/29	30,000	26,170
Edgewell Personal Care Co.(1)	5.50	06/01/28	55,000	52,150
				162,593
DISTRIBUTION/WHOLESALE – 0.2%
American Builders & Contractors Supply Co., Inc.(1)	4.00	01/15/28	45,000	41,047
Resideo Funding, Inc.(1)	4.00	09/01/29	20,000	16,609
Univar Solutions USA, Inc./Washington(1)	5.13	12/01/27	45,000	43,568
				101,224
DIVERSIFIED FINANCIAL SERVICES – 4.7%
AerCap Holdings NV	5.88	10/10/79	55,000	52,758
Ally Financial, Inc.	5.75	11/20/25	75,000	74,586
Credit Acceptance Corp.	6.63	03/15/26	50,000	45,811
Enact Holdings, Inc.(1)	6.50	08/15/25	70,000	69,031
goeasy Ltd.(1)	5.38	12/01/24	45,000	43,141
Jane Street Group/JSG Finance, Inc.(1)	4.50	11/15/29	30,000	26,823
Jefferies Finance LLC/JFIN Co.-Issuer Corp.(1)	5.00	08/15/28	85,000	72,230
LPL Holdings, Inc.(1)	4.00	03/15/29	90,000	80,681
LPL Holdings, Inc.(1)	4.63	11/15/27	45,000	42,874
Midcap Financial Issuer Trust(1)	5.63	01/15/30	50,000	40,441
Midcap Financial Issuer Trust(1)	6.50	05/01/28	75,000	66,091
Navient Corp.	4.88	03/15/28	30,000	26,561
Navient Corp.	5.00	03/15/27	30,000	27,418
Navient Corp.	5.50	03/15/29	45,000	39,876
Navient Corp.	5.63	08/01/33	50,000	38,830
Navient Corp.	5.88	10/25/24	80,000	79,204
Navient Corp.	6.13	03/25/24	55,000	54,930
Navient Corp.	6.75	06/25/25	50,000	49,942
Navient Corp.	6.75	06/15/26	55,000	54,246
OneMain Finance Corp.	3.50	01/15/27	25,000	21,777
OneMain Finance Corp.	3.88	09/15/28	45,000	37,856
OneMain Finance Corp.	4.00	09/15/30	65,000	51,917
OneMain Finance Corp.	5.38	11/15/29	50,000	43,846
OneMain Finance Corp.	6.13	03/15/24	100,000	99,270
OneMain Finance Corp.	6.63	01/15/28	70,000	68,283
OneMain Finance Corp.	6.88	03/15/25	65,000	64,883
OneMain Finance Corp.	7.13	03/15/26	185,000	184,057
PRA Group, Inc.(1)	5.00	10/01/29	25,000	21,497
PRA Group, Inc.(1)	7.38	09/01/25	25,000	24,824
PRA Group, Inc.(1)	8.38	02/01/28	40,000	40,228
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	2.88	10/15/26	85,000	75,896
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	3.63	03/01/29	45,000	38,024
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	3.88	03/01/31	105,000	85,661
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	4.00	10/15/33	75,000	59,577
SLM Corp.	3.13	11/02/26	105,000	92,861
United Wholesale Mortgage LLC(1)	5.50	11/15/25	105,000	98,367

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 4.7% (Continued)
United Wholesale Mortgage LLC(1)	5.50	04/15/29	$45,000	$38,761
United Wholesale Mortgage LLC(1)	5.75	06/15/27	25,000	22,479
				2,155,538
ELECTRIC – 4.5%
Algonquin Power & Utilities Corp.	4.75	01/18/82	50,000	42,311
Atlantica Sustainable Infrastructure PLC(1)	4.13	06/15/28	30,000	26,737
Calpine Corp.(1)	3.75	03/01/31	55,000	45,926
Calpine Corp.(1)	4.50	02/15/28	95,000	87,801
Calpine Corp.(1)	5.25	06/01/26	60,000	58,105
Clearway Energy Operating LLC(1)	3.75	02/15/31	95,000	80,386
Clearway Energy Operating LLC(1)	3.75	01/15/32	25,000	20,636
Clearway Energy Operating LLC(1)	4.75	03/15/28	65,000	61,394
DPL, Inc.	4.13	07/01/25	65,000	61,961
Drax FinCo. PLC(1)	6.63	11/01/25	45,000	43,934
Emera, Inc.	6.75	06/15/76	100,000	98,588
FirstEnergy Corp.	2.65	03/01/30	50,000	42,785
FirstEnergy Corp.	3.40	03/01/50	80,000	56,930
FirstEnergy Corp.	4.15	07/15/27	175,000	167,458
FirstEnergy Corp.	5.10	07/15/47	34,000	31,403
FirstEnergy Corp.	7.38	11/15/31	65,000	75,159
Leeward Renewable Energy Operations LLC(1)	4.25	07/01/29	40,000	35,255
NextEra Energy Operating Partners LP(1)	4.25	07/15/24	90,000	88,008
NextEra Energy Operating Partners LP(1)	4.50	09/15/27	45,000	42,412
NRG Energy, Inc.(1)	3.63	02/15/31	65,000	51,581
NRG Energy, Inc.(1)	3.88	02/15/32	125,000	97,483
NRG Energy, Inc.(1)	5.25	06/15/29	70,000	63,261
NRG Energy, Inc.	5.75	01/15/28	70,000	67,164
NRG Energy, Inc.	6.63	01/15/27	20,000	19,933
Pattern Energy Operations LP/Pattern Energy Operations, Inc.(1)	4.50	08/15/28	30,000	27,564
PG&E Corp.	5.00	07/01/28	100,000	93,830
PG&E Corp.	5.25	07/01/30	70,000	64,488
TransAlta Corp.	6.50	03/15/40	20,000	19,295
TransAlta Corp.	7.75	11/15/29	45,000	46,330
Vistra Operations Co. LLC(1)	4.38	05/01/29	130,000	114,507
Vistra Operations Co. LLC(1)	5.00	07/31/27	85,000	80,112
Vistra Operations Co. LLC(1)	5.50	09/01/26	55,000	53,635
Vistra Operations Co. LLC(1)	5.63	02/15/27	115,000	111,203
				2,077,575
ELECTRICAL COMPONENTS & EQUIPMENT – 0.5%
EnerSys(1)	4.38	12/15/27	20,000	18,496
WESCO Distribution, Inc.(1)	7.13	06/15/25	115,000	116,985
WESCO Distribution, Inc.(1)	7.25	06/15/28	110,000	112,839
				248,320
ELECTRONICS – 1.0%
Atkore, Inc.(1)	4.25	06/01/31	35,000	30,755
Imola Merger Corp.(1)	4.75	05/15/29	155,000	135,073

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ELECTRONICS – 1.0% (Continued)
Sensata Technologies BV(1)	4.00	04/15/29	$140,000	$125,871
Sensata Technologies BV(1)	5.00	10/01/25	45,000	44,560
Sensata Technologies BV(1)	5.88	09/01/30	40,000	39,300
Sensata Technologies, Inc.(1)	3.75	02/15/31	55,000	46,760
TTM Technologies, Inc.(1)	4.00	03/01/29	30,000	26,250
				448,569
ENERGY-ALTERNATE SOURCES – 0.3%
TerraForm Power Operating LLC(1)	4.75	01/15/30	45,000	40,551
TerraForm Power Operating LLC(1)	5.00	01/31/28	50,000	47,029
Topaz Solar Farms LLC(1)	5.75	09/30/39	50,000	48,099
				135,679
ENGINEERING & CONSTRUCTION – 0.7%
AECOM	5.13	03/15/27	100,000	98,360
Arcosa, Inc.(1)	4.38	04/15/29	30,000	26,867
Cellnex Finance Co. SA(1)	3.88	07/07/41	40,000	29,573
Dycom Industries, Inc.(1)	4.50	04/15/29	30,000	26,896
Fluor Corp.	4.25	09/15/28	65,000	60,701
TopBuild Corp.(1)	3.63	03/15/29	30,000	25,604
TopBuild Corp.(1)	4.13	02/15/32	45,000	38,228
Weekley Homes LLC/Weekley Finance Corp.(1)	4.88	09/15/28	30,000	26,148
				332,377
ENTERTAINMENT – 1.5%
Caesars Resort Collection LLC/CRC FinCo., Inc.(1)	5.75	07/01/25	75,000	75,100
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op(1)	5.50	05/01/25	80,000	79,505
Cinemark USA, Inc.(1)	8.75	05/01/25	5,000	5,098
International Game Technology PLC(1)	4.13	04/15/26	95,000	90,140
International Game Technology PLC(1)	5.25	01/15/29	40,000	38,438
International Game Technology PLC(1)	6.25	01/15/27	50,000	50,060
International Game Technology PLC(1)	6.50	02/15/25	60,000	60,697
Resorts World Las Vegas LLC/RWLV Capital, Inc.(1)	4.63	04/16/29	115,000	94,143
Six Flags Theme Parks, Inc.(1)	7.00	07/01/25	16,000	16,194
Vail Resorts, Inc.(1)	6.25	05/15/25	40,000	40,237
WMG Acquisition Corp.(1)	3.00	02/15/31	60,000	49,837
WMG Acquisition Corp.(1)	3.75	12/01/29	50,000	43,828
WMG Acquisition Corp.(1)	3.88	07/15/30	30,000	26,483
				669,760
ENVIRONMENTAL CONTROL – 0.8%
Clean Harbors, Inc.(1)	4.88	07/15/27	40,000	38,641
Clean Harbors, Inc.(1)	6.38	02/01/31	65,000	66,291
GFL Environmental, Inc.(1)	3.50	09/01/28	45,000	40,189
GFL Environmental, Inc.(1)	3.75	08/01/25	105,000	99,910
GFL Environmental, Inc.(1)	5.13	12/15/26	45,000	43,827
Stericycle, Inc.(1)	3.88	01/15/29	35,000	31,098
Stericycle, Inc.(1)	5.38	07/15/24	60,000	59,486
				379,442

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
FOOD – 2.0%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	3.25	03/15/26	$95,000	$88,004
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	3.50	03/15/29	100,000	86,407
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	4.63	01/15/27	145,000	137,679
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	4.88	02/15/30	65,000	59,878
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	5.88	02/15/28	55,000	53,823
Ingles Markets, Inc.(1)	4.00	06/15/31	45,000	38,826
Lamb Weston Holdings, Inc.(1)	4.13	01/31/30	75,000	67,697
Lamb Weston Holdings, Inc.(1)	4.38	01/31/32	45,000	40,360
Lamb Weston Holdings, Inc.(1)	4.88	05/15/28	50,000	48,422
Pilgrim’s Pride Corp.(1)	3.50	03/01/32	60,000	48,967
Pilgrim’s Pride Corp.(1)	4.25	04/15/31	105,000	91,226
Pilgrim’s Pride Corp.(1)	5.88	09/30/27	55,000	54,636
US Foods, Inc.(1)	6.25	04/15/25	110,000	110,338
				926,263
FOREST PRODUCTS & PAPER – 0.2%
Domtar Corp.(1)	6.75	10/01/28	60,000	55,229
Sylvamo Corp.(1)	7.00	09/01/29	30,000	28,732
				83,961
HEALTHCARE-PRODUCTS – 0.7%
Avantor Funding, Inc.(1)	3.88	11/01/29	75,000	66,039
Avantor Funding, Inc.(1)	4.63	07/15/28	105,000	99,114
Hologic, Inc.(1)	3.25	02/15/29	70,000	61,681
Hologic, Inc.(1)	4.63	02/01/28	20,000	19,083
Teleflex, Inc.	4.63	11/15/27	75,000	71,695
				317,612
HEALTHCARE-SERVICES – 2.8%
Charles River Laboratories International, Inc.(1)	3.75	03/15/29	35,000	31,221
Charles River Laboratories International, Inc.(1)	4.00	03/15/31	35,000	30,920
Charles River Laboratories International, Inc.(1)	4.25	05/01/28	45,000	41,693
IQVIA, Inc.(1)	5.00	10/15/26	100,000	97,645
IQVIA, Inc.(1)	5.00	05/15/27	85,000	82,594
Molina Healthcare, Inc.(1)	3.88	11/15/30	55,000	47,372
Molina Healthcare, Inc.(1)	3.88	05/15/32	55,000	46,190
Molina Healthcare, Inc.(1)	4.38	06/15/28	78,000	72,145
Pediatrix Medical Group, Inc.(1)	5.38	02/15/30	40,000	35,447
Tenet Healthcare Corp.	4.25	06/01/29	135,000	120,403
Tenet Healthcare Corp.	4.38	01/15/30	115,000	102,397
Tenet Healthcare Corp.	4.63	07/15/24	65,000	64,190
Tenet Healthcare Corp.	4.88	01/01/26	170,000	165,771
Tenet Healthcare Corp.	5.13	11/01/27	120,000	115,633
Tenet Healthcare Corp.(1)	6.13	06/15/30	165,000	160,360
Toledo Hospital	4.98	11/15/45	25,000	15,379
Toledo Hospital	5.33	11/15/28	20,000	16,392
Toledo Hospital	6.02	11/15/48	40,000	26,758
				1,272,510

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HOLDING COMPANIES-DIVERS – 0.1%
Stena International SA(1)	5.75	03/01/24	$25,000	$24,860
Stena International SA(1)	6.13	02/01/25	25,000	23,765
				48,625
HOME BUILDERS – 1.5%
Century Communities, Inc.(1)	3.88	08/15/29	30,000	25,256
Century Communities, Inc.	6.75	06/01/27	50,000	49,367
Forestar Group, Inc.(1)	3.85	05/15/26	50,000	44,621
KB Home	4.00	06/15/31	30,000	25,051
KB Home	4.80	11/15/29	15,000	13,477
KB Home	6.88	06/15/27	15,000	15,317
KB Home	7.25	07/15/30	50,000	49,984
LGI Homes, Inc.(1)	4.00	07/15/29	30,000	24,343
M/I Homes, Inc.	3.95	02/15/30	20,000	16,846
M/I Homes, Inc.	4.95	02/01/28	25,000	23,092
Mattamy Group Corp.(1)	4.63	03/01/30	40,000	33,784
Mattamy Group Corp.(1)	5.25	12/15/27	55,000	50,380
Meritage Homes Corp.(1)	3.88	04/15/29	55,000	48,812
Meritage Homes Corp.	6.00	06/01/25	20,000	20,128
Shea Homes LP/Shea Homes Funding Corp.	4.75	02/15/28	60,000	53,540
Taylor Morrison Communities, Inc.(1)	5.13	08/01/30	20,000	18,312
Taylor Morrison Communities, Inc.(1)	5.75	01/15/28	55,000	53,412
Taylor Morrison Communities, Inc.(1)	5.88	06/15/27	55,000	54,118
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.	5.88	06/15/24	75,000	74,826
Winnebago Industries, Inc.(1)	6.25	07/15/28	5,000	4,814
				699,480
HOME FURNISHINGS – 0.2%
Tempur Sealy International, Inc.(1)	3.88	10/15/31	60,000	49,510
Tempur Sealy International, Inc.(1)	4.00	04/15/29	65,000	56,858
				106,368
HOUSEHOLD PRODUCTS/WARES – 0.2%
ACCO Brands Corp.(1)	4.25	03/15/29	30,000	25,986
Central Garden & Pet Co.	4.13	10/15/30	60,000	51,079
Central Garden & Pet Co.(1)	4.13	04/30/31	30,000	25,197
				102,262
HOUSEWARES – 0.8%
Newell Brands, Inc.	4.45	04/01/26	145,000	137,920
Newell Brands, Inc.	4.88	06/01/25	45,000	44,049
Newell Brands, Inc.	5.63	04/01/36	20,000	17,838
Newell Brands, Inc.	5.75	04/01/46	50,000	41,615
Newell Brands, Inc.	6.38	09/15/27	50,000	50,317
Newell Brands, Inc.	6.63	09/15/29	55,000	55,669
				347,408
INSURANCE – 0.9%
Assurant, Inc.	7.00	03/27/48	45,000	44,742
Enstar Finance LLC	5.50	01/15/42	45,000	37,175
Genworth Holdings, Inc.	6.50	06/15/34	25,000	22,468

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INSURANCE – 0.9% (Continued)
Global Atlantic Finance Co.(1)	4.70	10/15/51	$40,000	$34,491
Liberty Mutual Group, Inc.(1)	4.13	12/15/51	85,000	72,865
Liberty Mutual Group, Inc.(1)	4.30	02/01/61	55,000	35,919
MGIC Investment Corp.	5.25	08/15/28	50,000	47,196
NMI Holdings, Inc.(1)	7.38	06/01/25	35,000	35,435
Ohio National Financial Services, Inc.(1)	5.80	01/24/30	50,000	47,660
Ohio National Financial Services, Inc.(1)	6.63	05/01/31	25,000	24,456
				402,407
INTERNET – 1.2%
Cogent Communications Group, Inc.(1)	3.50	05/01/26	40,000	37,083
Gen Digital, Inc.(1)	5.00	04/15/25	85,000	83,400
Gen Digital, Inc.(1)	6.75	09/30/27	75,000	76,129
Gen Digital, Inc.(1)	7.13	09/30/30	55,000	55,925
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(1)	3.50	03/01/29	55,000	47,638
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(1)	5.25	12/01/27	40,000	38,761
Match Group Holdings II LLC(1)	3.63	10/01/31	45,000	36,171
Match Group Holdings II LLC(1)	4.13	08/01/30	45,000	38,749
Match Group Holdings II LLC(1)	4.63	06/01/28	45,000	41,440
Match Group Holdings II LLC(1)	5.00	12/15/27	20,000	19,200
Rakuten Group, Inc.(1)	10.25	11/30/24	40,000	40,649
Ziff Davis, Inc.(1)	4.63	10/15/30	30,000	26,618
				541,763
INVESTMENT COMPANIES – 0.9%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	4.38	02/01/29	60,000	52,331
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	4.75	09/15/24	145,000	141,737
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	5.25	05/15/27	110,000	102,566
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.25	05/15/26	105,000	103,719
				400,353
IRON/STEEL – 1.2%
Big River Steel LLC/BRS Finance Corp.(1)	6.63	01/31/29	45,000	44,195
Carpenter Technology Corp.	6.38	07/15/28	30,000	29,583
Carpenter Technology Corp.	7.63	03/15/30	25,000	25,690
Cleveland-Cliffs, Inc.(1)	4.63	03/01/29	30,000	28,011
Cleveland-Cliffs, Inc.(1)	4.88	03/01/31	30,000	28,061
Cleveland-Cliffs, Inc.	5.88	06/01/27	50,000	49,234
Cleveland-Cliffs, Inc.(1)	6.75	03/15/26	60,000	61,052
Commercial Metals Co.	3.88	02/15/31	55,000	47,673
Mineral Resources Ltd.(1)	8.13	05/01/27	90,000	90,794
Mineral Resources Ltd.(1)	8.50	05/01/30	65,000	67,240
United States Steel Corp.	6.65	06/01/37	25,000	23,907
United States Steel Corp.	6.88	03/01/29	39,000	39,457
				534,897
LEISURE TIME – 1.0%
Carnival Corp.(1)	4.00	08/01/28	190,000	164,454
NCL Corp. Ltd.(1)	8.38	02/01/28	50,000	50,870
Royal Caribbean Cruises Ltd.(1)	8.25	01/15/29	80,000	83,688

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
LEISURE TIME – 1.0% (Continued)
Royal Caribbean Cruises Ltd.(1)	11.50	06/01/25	$110,000	$118,252
Vista Outdoor, Inc.(1)	4.50	03/15/29	45,000	36,507
				453,771
LODGING – 2.2%
Genting New York LLC/GENNY Capital, Inc.(1)	3.30	02/15/26	30,000	26,864
Hilton Domestic Operating Co., Inc.(1)	3.63	02/15/32	120,000	100,928
Hilton Domestic Operating Co., Inc.(1)	3.75	05/01/29	65,000	57,826
Hilton Domestic Operating Co., Inc.(1)	4.00	05/01/31	90,000	78,116
Hilton Domestic Operating Co., Inc.	4.88	01/15/30	65,000	61,365
Hilton Domestic Operating Co., Inc.(1)	5.38	05/01/25	35,000	34,846
Hilton Domestic Operating Co., Inc.(1)	5.75	05/01/28	25,000	24,831
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.	4.88	04/01/27	70,000	67,859
Las Vegas Sands Corp.	2.90	06/25/25	30,000	28,103
Las Vegas Sands Corp.	3.20	08/08/24	150,000	144,410
Las Vegas Sands Corp.	3.50	08/18/26	85,000	79,242
Las Vegas Sands Corp.	3.90	08/08/29	60,000	53,827
Travel + Leisure Co.(1)	4.50	12/01/29	55,000	47,378
Travel + Leisure Co.	6.00	04/01/27	40,000	39,295
Travel + Leisure Co.	6.60	10/01/25	75,000	74,706
Travel + Leisure Co.(1)	6.63	07/31/26	55,000	54,658
Wyndham Hotels & Resorts, Inc.(1)	4.38	08/15/28	30,000	27,706
				1,001,960
MACHINERY-CONSTRUCTION & MINING – 0.3%
BWX Technologies, Inc.(1)	4.13	06/30/28	45,000	40,659
BWX Technologies, Inc.(1)	4.13	04/15/29	35,000	31,365
Weir Group PLC(1)	2.20	05/13/26	70,000	62,771
				134,795
MACHINERY-DIVERSIFIED – 0.2%
GrafTech Finance, Inc.(1)	4.63	12/15/28	30,000	25,599
Mueller Water Products, Inc.(1)	4.00	06/15/29	30,000	26,644
Stevens Holding Co., Inc.(1)	6.13	10/01/26	30,000	30,479
				82,722
MEDIA – 6.7%
AMC Networks, Inc.	4.25	02/15/29	95,000	58,697
AMC Networks, Inc.	4.75	08/01/25	85,000	72,805
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.25	02/01/31	115,000	95,939
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.25	01/15/34	90,000	70,292
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.50	08/15/30	105,000	89,841
CCO Holdings LLC/CCO Holdings Capital Corp.	4.50	05/01/32	125,000	103,596
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.50	06/01/33	40,000	32,558
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.75	03/01/30	160,000	140,000
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.75	02/01/32	45,000	38,313
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.00	02/01/28	95,000	88,836
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.13	05/01/27	175,000	166,987
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.38	06/01/29	55,000	50,936
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	6.38	09/01/29	25,000	24,154
DIRECTV Financing LLC/DIRECTV Financing Co.-Obligor, Inc.(1)	5.88	08/15/27	270,000	244,966

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MEDIA – 6.7% (Continued)
LCPR Senior Secured Financing DAC(1)	5.13	07/15/29	$45,000	$39,656
LCPR Senior Secured Financing DAC(1)	6.75	10/15/27	115,000	112,197
News Corp.(1)	3.88	05/15/29	100,000	89,614
News Corp.(1)	5.13	02/15/32	25,000	23,570
Paramount Global	6.25	02/28/57	50,000	43,387
Paramount Global	6.38	03/30/62	75,000	65,530
Scripps Escrow II, Inc.(1)	3.88	01/15/29	30,000	25,097
Sinclair Television Group, Inc.(1)	4.13	12/01/30	70,000	55,733
Sirius XM Radio, Inc.(1)	3.13	09/01/26	70,000	63,108
Sirius XM Radio, Inc.(1)	3.88	09/01/31	140,000	115,588
Sirius XM Radio, Inc.(1)	4.00	07/15/28	150,000	133,707
Sirius XM Radio, Inc.(1)	4.13	07/01/30	115,000	98,764
Sirius XM Radio, Inc.(1)	5.00	08/01/27	115,000	108,980
Sirius XM Radio, Inc.(1)	5.50	07/01/29	100,000	93,846
TEGNA, Inc.	4.63	03/15/28	85,000	79,873
TEGNA, Inc.(1)	4.75	03/15/26	40,000	38,831
TEGNA, Inc.	5.00	09/15/29	95,000	89,633
UPC Broadband FinCo. BV(1)	4.88	07/15/31	85,000	74,898
Videotron Ltd.(1)	3.63	06/15/29	20,000	17,427
Videotron Ltd.(1)	5.13	04/15/27	85,000	81,702
Virgin Media Secured Finance PLC(1)	4.50	08/15/30	55,000	47,510
Virgin Media Secured Finance PLC(1)	5.50	05/15/29	115,000	106,834
VZ Secured Financing BV(1)	5.00	01/15/32	105,000	90,036
Ziggo BV(1)	4.88	01/15/30	100,000	87,237
				3,060,678
METAL FABRICATE/HARDWARE – 0.1%
Advanced Drainage Systems, Inc.(1)	6.38	06/15/30	50,000	49,729

MINING – 1.5%
Arconic Corp.(1)	6.00	05/15/25	45,000	44,666
Arconic Corp.(1)	6.13	02/15/28	60,000	57,726
FMG Resources August 2006 Pty Ltd.(1)	4.38	04/01/31	150,000	132,199
FMG Resources August 2006 Pty Ltd.(1)	4.50	09/15/27	40,000	38,234
FMG Resources August 2006 Pty Ltd.(1)	5.13	05/15/24	55,000	54,534
FMG Resources August 2006 Pty Ltd.(1)	5.88	04/15/30	50,000	48,889
FMG Resources August 2006 Pty Ltd.(1)	6.13	04/15/32	55,000	53,681
Kaiser Aluminum Corp.(1)	4.50	06/01/31	65,000	55,049
Novelis Corp.(1)	3.25	11/15/26	70,000	63,467
Novelis Corp.(1)	3.88	08/15/31	45,000	38,048
Novelis Corp.(1)	4.75	01/30/30	135,000	122,380
				708,873
MISCELLANEOUS MANUFACTURER – 0.4%
Amsted Industries, Inc.(1)	5.63	07/01/27	45,000	44,269
Hillenbrand, Inc.	3.75	03/01/31	35,000	29,443
Hillenbrand, Inc.	5.00	09/15/26	25,000	24,150
Hillenbrand, Inc.	5.75	06/15/25	50,000	50,332
Trinity Industries, Inc.	4.55	10/01/24	25,000	24,169
				172,363

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OFFICE FURNISHINGS – 0.1%
Steelcase, Inc.	5.13	01/18/29	$30,000	$26,822

OFFICE/BUSINESS EQUIPMENT – 0.4%
Xerox Corp.	3.80	05/15/24	25,000	24,287
Xerox Corp.	4.80	03/01/35	40,000	27,358
Xerox Corp.	6.75	12/15/39	25,000	19,538
Xerox Holdings Corp.(1)	5.00	08/15/25	80,000	74,516
Xerox Holdings Corp.(1)	5.50	08/15/28	45,000	38,220
				183,919
OIL & GAS – 7.1%
Antero Resources Corp.(1)	5.38	03/01/30	50,000	46,691
Antero Resources Corp.(1)	7.63	02/01/29	24,000	24,576
Apache Corp.	4.25	01/15/30	86,000	78,791
Apache Corp.	4.75	04/15/43	30,000	23,781
Apache Corp.	5.10	09/01/40	170,000	148,669
Apache Corp.	5.35	07/01/49	20,000	16,589
Chesapeake Energy Corp.(1)	5.50	02/01/26	20,000	19,411
Chesapeake Energy Corp.(1)	5.88	02/01/29	45,000	43,146
Chesapeake Energy Corp.(1)	6.75	04/15/29	60,000	59,244
Chord Energy Corp.(1)	6.38	06/01/26	25,000	24,655
Civitas Resources, Inc.(1)	5.00	10/15/26	30,000	28,014
CNX Resources Corp.(1)	6.00	01/15/29	35,000	32,184
CNX Resources Corp.(1)	7.25	03/14/27	24,000	23,914
CNX Resources Corp.(1)	7.38	01/15/31	55,000	53,556
CrownRock LP/CrownRock Finance, Inc.(1)	5.63	10/15/25	132,000	128,860
Endeavor Energy Resources LP/EER Finance, Inc.(1)	5.75	01/30/28	75,000	73,575
Harbour Energy PLC(1)	5.50	10/15/26	30,000	27,634
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	5.75	02/01/29	25,000	23,281
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.00	04/15/30	55,000	51,195
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.00	02/01/31	45,000	41,780
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.25	11/01/28	55,000	52,894
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.25	04/15/32	40,000	36,965
Matador Resources Co.	5.88	09/15/26	60,000	59,081
Murphy Oil Corp.	5.88	12/01/27	40,000	39,150
Murphy Oil Corp.	6.13	12/01/42	45,000	37,013
Neptune Energy Bondco PLC(1)	6.63	05/15/25	60,000	59,322
Occidental Petroleum Corp.	2.90	08/15/24	45,000	43,182
Occidental Petroleum Corp.	3.50	08/15/29	45,000	41,538
Occidental Petroleum Corp.	4.20	03/15/48	20,000	15,830
Occidental Petroleum Corp.	5.55	03/15/26	50,000	50,562
Occidental Petroleum Corp.	5.88	09/01/25	55,000	55,736
Occidental Petroleum Corp.	6.13	01/01/31	45,000	47,035
Occidental Petroleum Corp.	6.20	03/15/40	50,000	50,582
Occidental Petroleum Corp.	6.38	09/01/28	30,000	31,203
Occidental Petroleum Corp.	6.45	09/15/36	100,000	105,307
Occidental Petroleum Corp.	6.60	03/15/46	105,000	111,949
Occidental Petroleum Corp.	6.63	09/01/30	80,000	85,025
Occidental Petroleum Corp.	7.50	05/01/31	40,000	44,558

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 7.1% (Continued)
Occidental Petroleum Corp.	7.88	09/15/31	$50,000	$56,690
Occidental Petroleum Corp.	7.95	06/15/39	20,000	22,972
Occidental Petroleum Corp.	8.50	07/15/27	80,000	88,599
Occidental Petroleum Corp.	8.88	07/15/30	80,000	94,307
Parkland Corp./Alberta(1)	4.50	10/01/29	105,000	90,211
Parkland Corp./Alberta(1)	4.63	05/01/30	45,000	38,739
Parkland Corp./Alberta(1)	5.88	07/15/27	20,000	19,209
Patterson-UTI Energy, Inc.	3.95	02/01/28	45,000	40,802
Patterson-UTI Energy, Inc.	5.15	11/15/29	20,000	18,705
PBF Holding Co. LLC/PBF Finance Corp.	6.00	02/15/28	85,000	80,258
PBF Holding Co. LLC/PBF Finance Corp.	7.25	06/15/25	58,000	57,860
PDC Energy, Inc.	5.75	05/15/26	50,000	48,421
Petrofac Ltd.(1)	9.75	11/15/26	25,000	16,050
Range Resources Corp.(1)	4.75	02/15/30	25,000	22,426
Range Resources Corp.	4.88	05/15/25	75,000	72,442
Range Resources Corp.	8.25	01/15/29	30,000	30,881
Southwestern Energy Co.	4.75	02/01/32	75,000	66,207
Southwestern Energy Co.	5.38	02/01/29	50,000	47,047
Southwestern Energy Co.	5.38	03/15/30	105,000	97,941
Southwestern Energy Co.	5.70	01/23/25	110,000	109,192
Sunoco LP/Sunoco Finance Corp.	4.50	05/15/29	55,000	49,834
Sunoco LP/Sunoco Finance Corp.	4.50	04/30/30	85,000	75,835
Sunoco LP/Sunoco Finance Corp.	5.88	03/15/28	15,000	14,752
Sunoco LP/Sunoco Finance Corp.	6.00	04/15/27	30,000	30,021
Viper Energy Partners LP(1)	5.38	11/01/27	15,000	14,535
				3,240,414
OIL & GAS SERVICES – 0.1%
Weatherford International Ltd.(1)	6.50	09/15/28	40,000	39,843

PACKAGING & CONTAINERS – 2.8%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	3.25	09/01/28	50,000	43,937
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	6.00	06/15/27	50,000	49,925
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(1)	4.13	08/15/26	105,000	95,955
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(1)	5.25	04/30/25	55,000	53,842
Ball Corp.	2.88	08/15/30	125,000	102,662
Ball Corp.	3.13	09/15/31	55,000	45,053
Ball Corp.	4.88	03/15/26	45,000	44,381
Ball Corp.	5.25	07/01/25	50,000	49,812
Ball Corp.	6.88	03/15/28	75,000	77,447
Berry Global, Inc.(1)	5.63	07/15/27	55,000	54,101
Cascades, Inc./Cascades USA, Inc.(1)	5.38	01/15/28	30,000	28,054
Crown Americas LLC	5.25	04/01/30	30,000	28,906
Crown Americas LLC/Crown Americas Capital Corp. V	4.25	09/30/26	55,000	52,630
Crown Americas LLC/Crown Americas Capital Corp. VI	4.75	02/01/26	85,000	83,150
Graphic Packaging International LLC(1)	3.50	03/15/28	75,000	67,138
Graphic Packaging International LLC(1)	3.75	02/01/30	60,000	52,024
OI European Group BV(1)	4.75	02/15/30	45,000	40,453
Sealed Air Corp.(1)	4.00	12/01/27	50,000	46,314
Sealed Air Corp.(1)	5.00	04/15/29	45,000	43,238

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PACKAGING & CONTAINERS – 2.8% (Continued)
Sealed Air Corp.(1)	5.13	12/01/24	$20,000	$19,872
Sealed Air Corp.(1)	5.50	09/15/25	30,000	29,855
Sealed Air Corp.(1)	6.13	02/01/28	75,000	75,743
Sealed Air Corp.(1)	6.88	07/15/33	20,000	20,811
Silgan Holdings, Inc.	4.13	02/01/28	65,000	60,773
TriMas Corp.(1)	4.13	04/15/29	30,000	26,741
				1,292,817
PHARMACEUTICALS – 1.3%
180 Medical, Inc.(1)	3.88	10/15/29	50,000	44,372
Elanco Animal Health, Inc.	6.40	08/28/28	55,000	53,966
Horizon Therapeutics USA, Inc.(1)	5.50	08/01/27	45,000	46,014
Jazz Securities DAC(1)	4.38	01/15/29	120,000	109,640
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	4.13	04/30/28	175,000	158,497
Perrigo Finance Unlimited Co.	4.38	03/15/26	115,000	109,036
Perrigo Finance Unlimited Co.	4.40	06/15/30	55,000	48,335
Perrigo Finance Unlimited Co.	4.90	12/15/44	25,000	18,656
PRA Health Sciences, Inc.(1)	2.88	07/15/26	30,000	27,490
				616,006
PIPELINES – 7.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.38	06/15/29	55,000	51,154
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.75	03/01/27	85,000	82,557
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.75	01/15/28	30,000	28,726
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	7.88	05/15/26	35,000	35,961
Buckeye Partners LP	3.95	12/01/26	50,000	45,825
Buckeye Partners LP(1)	4.13	03/01/25	44,000	41,847
Buckeye Partners LP	4.13	12/01/27	68,000	61,594
Buckeye Partners LP(1)	4.50	03/01/28	30,000	27,416
Buckeye Partners LP	5.85	11/15/43	45,000	34,487
CNX Midstream Partners LP(1)	4.75	04/15/30	35,000	29,667
CQP Holdco LP/BIP-V Chinook Holdco LLC(1)	5.50	06/15/31	100,000	91,220
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.(1)	5.63	05/01/27	100,000	95,700
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.(1)	6.00	02/01/29	45,000	42,746
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.(1)	7.38	02/01/31	50,000	50,366
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.(1)	8.00	04/01/29	30,000	30,485
DT Midstream, Inc.(1)	4.13	06/15/29	90,000	79,122
DT Midstream, Inc.(1)	4.38	06/15/31	80,000	70,089
EnLink Midstream LLC	5.38	06/01/29	45,000	43,425
EnLink Midstream LLC(1)	5.63	01/15/28	40,000	39,144
EnLink Midstream LLC(1)	6.50	09/01/30	50,000	51,005
EnLink Midstream Partners LP	4.15	06/01/25	68,000	65,594
EnLink Midstream Partners LP	5.05	04/01/45	30,000	23,617
EnLink Midstream Partners LP	5.45	06/01/47	45,000	37,479
EnLink Midstream Partners LP	5.60	04/01/44	25,000	20,965
EQM Midstream Partners LP	4.00	08/01/24	20,000	19,372
EQM Midstream Partners LP	4.13	12/01/26	65,000	58,881
EQM Midstream Partners LP(1)	4.50	01/15/29	45,000	39,527
EQM Midstream Partners LP(1)	4.75	01/15/31	125,000	105,898
EQM Midstream Partners LP	5.50	07/15/28	55,000	50,802

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 7.9% (Continued)
EQM Midstream Partners LP(1)	6.00	07/01/25	$30,000	$29,568
EQM Midstream Partners LP(1)	6.50	07/01/27	55,000	54,078
EQM Midstream Partners LP	6.50	07/15/48	30,000	23,142
EQM Midstream Partners LP(1)	7.50	06/01/27	50,000	50,060
EQM Midstream Partners LP(1)	7.50	06/01/30	25,000	25,001
Harvest Midstream I LP(1)	7.50	09/01/28	60,000	59,107
Hess Midstream Operations LP(1)	4.25	02/15/30	130,000	114,034
Hess Midstream Operations LP(1)	5.50	10/15/30	20,000	18,676
Hess Midstream Operations LP(1)	5.63	02/15/26	55,000	54,522
Holly Energy Partners LP/Holly Energy Finance Corp.(1)	5.00	02/01/28	45,000	41,952
Kinetik Holdings LP(1)	5.88	06/15/30	70,000	66,593
New Fortress Energy, Inc.(1)	6.50	09/30/26	120,000	110,582
New Fortress Energy, Inc.(1)	6.75	09/15/25	100,000	95,819
Northriver Midstream Finance LP(1)	5.63	02/15/26	30,000	28,850
NuStar Logistics LP	5.63	04/28/27	55,000	52,860
NuStar Logistics LP	6.00	06/01/26	85,000	83,337
NuStar Logistics LP	6.38	10/01/30	40,000	38,580
Rockies Express Pipeline LLC(1)	3.60	05/15/25	70,000	66,305
Rockies Express Pipeline LLC(1)	4.95	07/15/29	40,000	36,202
Rockies Express Pipeline LLC(1)	7.50	07/15/38	80,000	74,115
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	5.50	01/15/28	120,000	110,629
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	6.00	12/31/30	65,000	59,281
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	7.50	10/01/25	65,000	65,887
Venture Global Calcasieu Pass LLC(1)	3.88	08/15/29	135,000	120,350
Venture Global Calcasieu Pass LLC(1)	3.88	11/01/33	65,000	55,299
Venture Global Calcasieu Pass LLC(1)	4.13	08/15/31	110,000	97,681
Venture Global Calcasieu Pass LLC(1)	6.25	01/15/30	75,000	76,491
Western Midstream Operating LP	3.35	02/01/25	80,000	76,492
Western Midstream Operating LP	4.30	02/01/30	75,000	68,796
Western Midstream Operating LP	4.65	07/01/26	55,000	53,003
Western Midstream Operating LP	4.75	08/15/28	50,000	47,176
Western Midstream Operating LP	5.30	03/01/48	55,000	48,184
Western Midstream Operating LP	5.45	04/01/44	75,000	66,099
Western Midstream Operating LP	5.50	02/01/50	90,000	78,177
				3,601,599
REAL ESTATE – 0.8%
Cushman & Wakefield US Borrower LLC(1)	6.75	05/15/28	55,000	53,168
Greystar Real Estate Partners LLC(1)	5.75	12/01/25	55,000	54,154
Howard Hughes Corp.(1)	4.13	02/01/29	30,000	25,940
Howard Hughes Corp.(1)	4.38	02/01/31	70,000	58,248
Howard Hughes Corp.(1)	5.38	08/01/28	65,000	60,292
Kennedy-Wilson, Inc.	4.75	03/01/29	55,000	46,277
Kennedy-Wilson, Inc.	4.75	02/01/30	55,000	45,203
Kennedy-Wilson, Inc.	5.00	03/01/31	40,000	32,688
				375,970
REAL ESTATE INVESTMENT TRUST (REITS) – 4.5%
Apollo Commercial Real Estate Finance, Inc.(1)	4.63	06/15/29	30,000	24,603
Blackstone Mortgage Trust, Inc.(1)	3.75	01/15/27	35,000	30,917

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE INVESTMENT TRUST (REITS) – 4.5% (Continued)
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL(1)	4.50	04/01/27	$115,000	$101,127
CTR Partnership LP/CareTrust Capital Corp.(1)	3.88	06/30/28	30,000	26,897
Global Net Lease, Inc./Global Net Lease Operating Partnership LP(1)	3.75	12/15/27	40,000	33,838
HAT Holdings I LLC/HAT Holdings II LLC(1)	3.38	06/15/26	115,000	102,209
HAT Holdings I LLC/HAT Holdings II LLC(1)	3.75	09/15/30	15,000	11,485
HAT Holdings I LLC/HAT Holdings II LLC(1)	6.00	04/15/25	20,000	19,571
Iron Mountain, Inc.(1)	4.50	02/15/31	75,000	64,366
Iron Mountain, Inc.(1)	4.88	09/15/27	60,000	56,569
Iron Mountain, Inc.(1)	4.88	09/15/29	90,000	81,402
Iron Mountain, Inc.(1)	5.25	03/15/28	55,000	52,366
Iron Mountain, Inc.(1)	5.25	07/15/30	130,000	117,809
Iron Mountain, Inc.(1)	5.63	07/15/32	140,000	126,144
iStar, Inc.	4.75	10/01/24	55,000	54,739
iStar, Inc.	5.50	02/15/26	55,000	55,425
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(1)	4.25	02/01/27	55,000	48,560
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(1)	4.75	06/15/29	70,000	58,249
MPT Operating Partnership LP/MPT Finance Corp.	3.50	03/15/31	100,000	70,140
MPT Operating Partnership LP/MPT Finance Corp.	4.63	08/01/29	75,000	58,406
MPT Operating Partnership LP/MPT Finance Corp.	5.00	10/15/27	100,000	84,656
MPT Operating Partnership LP/MPT Finance Corp.	5.25	08/01/26	40,000	36,438
Necessity Retail REIT, Inc./American Finance Operating Partner LP(1)	4.50	09/30/28	30,000	22,831
Office Properties Income Trust	2.40	02/01/27	40,000	30,770
Office Properties Income Trust	2.65	06/15/26	25,000	20,094
Office Properties Income Trust	3.45	10/15/31	30,000	21,072
Office Properties Income Trust	4.25	05/15/24	25,000	24,269
Office Properties Income Trust	4.50	02/01/25	50,000	46,539
RLJ Lodging Trust LP(1)	3.75	07/01/26	45,000	41,165
RLJ Lodging Trust LP(1)	4.00	09/15/29	30,000	25,198
SBA Communications Corp.	3.13	02/01/29	125,000	106,055
SBA Communications Corp.	3.88	02/15/27	115,000	106,377
Service Properties Trust	5.50	12/15/27	35,000	31,053
Service Properties Trust	7.50	09/15/25	80,000	78,764
Starwood Property Trust, Inc.(1)	3.75	12/31/24	88,000	83,683
Starwood Property Trust, Inc.(1)	4.38	01/15/27	45,000	40,446
Starwood Property Trust, Inc.	4.75	03/15/25	50,000	47,977
				2,042,209
RETAIL – 5.3%
1011778 BC ULC/New Red Finance, Inc.(1)	3.50	02/15/29	50,000	43,814
1011778 BC ULC/New Red Finance, Inc.(1)	3.88	01/15/28	140,000	128,167
1011778 BC ULC/New Red Finance, Inc.(1)	5.75	04/15/25	30,000	29,993
Abercrombie & Fitch Management Co.(1)	8.75	07/15/25	20,000	20,224
Academy Ltd.(1)	6.00	11/15/27	20,000	19,480
Asbury Automotive Group, Inc.	4.50	03/01/28	20,000	18,102
Asbury Automotive Group, Inc.(1)	4.63	11/15/29	65,000	57,442
Asbury Automotive Group, Inc.	4.75	03/01/30	40,000	35,039
Asbury Automotive Group, Inc.(1)	5.00	02/15/32	50,000	43,186

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 5.3% (Continued)
Bath & Body Works, Inc.	5.25	02/01/28	$55,000	$51,981
Bath & Body Works, Inc.(1)	6.63	10/01/30	85,000	83,173
Bath & Body Works, Inc.	6.75	07/01/36	40,000	36,228
Bath & Body Works, Inc.	6.88	11/01/35	80,000	73,012
Bath & Body Works, Inc.	7.50	06/15/29	60,000	60,946
Bath & Body Works, Inc.(1)	9.38	07/01/25	20,000	21,428
FirstCash, Inc.(1)	4.63	09/01/28	45,000	40,489
FirstCash, Inc.(1)	5.63	01/01/30	40,000	36,651
Foot Locker, Inc.(1)	4.00	10/01/29	20,000	16,934
Gap, Inc.(1)	3.63	10/01/29	65,000	49,978
Gap, Inc.(1)	3.88	10/01/31	45,000	33,573
Group 1 Automotive, Inc.(1)	4.00	08/15/28	45,000	39,635
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(1)	4.75	06/01/27	55,000	53,421
Kohl’s Corp.	3.63	05/01/31	40,000	29,691
Kohl’s Corp.	4.25	07/17/25	25,000	24,015
Kohl’s Corp.	5.55	07/17/45	30,000	19,767
Lithia Motors, Inc.(1)	3.88	06/01/29	100,000	85,109
Lithia Motors, Inc.(1)	4.63	12/15/27	25,000	23,279
Macy’s Retail Holdings LLC	4.50	12/15/34	40,000	29,431
Macy’s Retail Holdings LLC	5.13	01/15/42	25,000	16,910
Macy’s Retail Holdings LLC(1)	5.88	04/01/29	55,000	51,215
Macy’s Retail Holdings LLC(1)	6.13	03/15/32	45,000	40,345
Murphy Oil USA, Inc.(1)	3.75	02/15/31	20,000	16,758
Murphy Oil USA, Inc.	4.75	09/15/29	65,000	59,640
Nordstrom, Inc.	4.00	03/15/27	30,000	25,948
Nordstrom, Inc.	4.38	04/01/30	45,000	36,165
Nordstrom, Inc.	5.00	01/15/44	105,000	70,986
Nordstrom, Inc.	6.95	03/15/28	20,000	19,448
Penske Automotive Group, Inc.	3.50	09/01/25	40,000	37,927
Penske Automotive Group, Inc.	3.75	06/15/29	54,000	45,732
PetSmart, Inc./PetSmart Finance Corp.(1)	4.75	02/15/28	100,000	92,643
QVC, Inc.	4.38	09/01/28	50,000	32,324
QVC, Inc.	4.45	02/15/25	110,000	93,838
QVC, Inc.	4.75	02/15/27	80,000	60,744
QVC, Inc.	5.45	08/15/34	25,000	14,720
Sally Holdings LLC/Sally Capital, Inc.	5.63	12/01/25	50,000	49,316
Sonic Automotive, Inc.(1)	4.63	11/15/29	30,000	24,972
Sonic Automotive, Inc.(1)	4.88	11/15/31	70,000	56,000
Superior Plus LP/Superior General Partner, Inc.(1)	4.50	03/15/29	50,000	44,257
Yum! Brands, Inc.	3.63	03/15/31	80,000	68,312
Yum! Brands, Inc.(1)	4.75	01/15/30	95,000	88,980
Yum! Brands, Inc.	5.38	04/01/32	165,000	156,758
Yum! Brands, Inc.	6.88	11/15/37	30,000	32,162
				2,440,288
SEMICONDUCTORS – 0.5%
Amkor Technology, Inc.(1)	6.63	09/15/27	50,000	50,268
Entegris Escrow Corp.(1)	5.95	06/15/30	70,000	67,307
Entegris, Inc.(1)	4.38	04/15/28	55,000	49,830

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SEMICONDUCTORS – 0.5% (Continued)
ON Semiconductor Corp.(1)	3.88	09/01/28	$50,000	$45,689
Synaptics, Inc.(1)	4.00	06/15/29	30,000	26,016
				239,110
SOFTWARE – 1.9%
Fair Isaac Corp.(1)	4.00	06/15/28	75,000	69,733
Fair Isaac Corp.(1)	5.25	05/15/26	30,000	29,815
MSCI, Inc.(1)	3.25	08/15/33	65,000	53,380
MSCI, Inc.(1)	3.63	09/01/30	75,000	65,376
MSCI, Inc.(1)	3.88	02/15/31	115,000	101,642
MSCI, Inc.(1)	4.00	11/15/29	85,000	77,462
Open Text Corp.(1)	3.88	02/15/28	85,000	73,972
Open Text Corp.(1)	3.88	12/01/29	70,000	58,305
Open Text Holdings, Inc.(1)	4.13	02/15/30	55,000	46,386
Open Text Holdings, Inc.(1)	4.13	12/01/31	65,000	52,892
PTC, Inc.(1)	3.63	02/15/25	40,000	38,402
PTC, Inc.(1)	4.00	02/15/28	40,000	37,311
ROBLOX Corp.(1)	3.88	05/01/30	90,000	76,117
Twilio, Inc.	3.63	03/15/29	45,000	38,265
Twilio, Inc.	3.88	03/15/31	35,000	28,936
				847,994
TELECOMMUNICATIONS – 5.0%
British Telecommunications PLC(1)	4.25	11/23/81	45,000	40,329
British Telecommunications PLC(1)	4.88	11/23/81	30,000	24,782
Ciena Corp.(1)	4.00	01/31/30	30,000	26,289
Hughes Satellite Systems Corp.	5.25	08/01/26	65,000	63,045
Level 3 Financing, Inc.(1)	3.40	03/01/27	50,000	43,336
Level 3 Financing, Inc.(1)	3.63	01/15/29	90,000	67,095
Level 3 Financing, Inc.(1)	3.75	07/15/29	70,000	51,260
Level 3 Financing, Inc.(1)	3.88	11/15/29	60,000	48,733
Level 3 Financing, Inc.(1)	4.25	07/01/28	65,000	51,595
Level 3 Financing, Inc.(1)	4.63	09/15/27	100,000	84,889
Lumen Technologies, Inc.(1)	4.00	02/15/27	95,000	80,245
Millicom International Cellular SA(1)	4.50	04/27/31	80,000	67,830
Millicom International Cellular SA(1)	6.25	03/25/29	49,500	45,646
Nokia OYJ	4.38	06/12/27	55,000	52,858
Nokia OYJ	6.63	05/15/39	30,000	30,609
Sable International Finance Ltd.(1)	5.75	09/07/27	50,000	47,940
Sprint Capital Corp.	6.88	11/15/28	200,000	214,230
Sprint Capital Corp.	8.75	03/15/32	155,000	191,634
Sprint LLC	7.13	06/15/24	180,000	184,052
Sprint LLC	7.63	02/15/25	130,000	135,109
Sprint LLC	7.63	03/01/26	115,000	121,778
United States Cellular Corp.	6.70	12/15/33	45,000	41,909
Viasat, Inc.(1)	5.63	04/15/27	50,000	46,699
Viavi Solutions, Inc.(1)	3.75	10/01/29	30,000	26,216
Vmed O2 UK Financing I PLC(1)	4.25	01/31/31	105,000	87,818
Vmed O2 UK Financing I PLC(1)	4.75	07/15/31	120,000	102,190
Vodafone Group PLC	3.25	06/04/81	25,000	21,724

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TELECOMMUNICATIONS – 5.0% (Continued)
Vodafone Group PLC	4.13	06/04/81	$75,000	$60,818
Vodafone Group PLC	5.13	06/04/81	105,000	80,839
Vodafone Group PLC	7.00	04/04/79	145,000	149,525
				2,291,022
TOYS/GAMES/HOBBIES – 0.4%
Mattel, Inc.(1)	3.38	04/01/26	45,000	42,020
Mattel, Inc.(1)	3.75	04/01/29	75,000	67,476
Mattel, Inc.	5.45	11/01/41	35,000	29,992
Mattel, Inc.(1)	5.88	12/15/27	50,000	49,937
				189,425
TRANSPORTATION – 0.3%
Cargo Aircraft Management, Inc.(1)	4.75	02/01/28	45,000	40,710
First Student Bidco, Inc./First Transit Parent, Inc.(1)	4.00	07/31/29	55,000	45,865
XPO Escrow Sub LLC(1)	7.50	11/15/27	30,000	30,865
				117,440
TRUCKING & LEASING – 0.4%
AerCap Global Aviation Trust(1)	6.50	06/15/45	45,000	44,048
Fortress Transportation & Infrastructure Investors LLC(1)	5.50	05/01/28	75,000	66,105
Fortress Transportation & Infrastructure Investors LLC(1)	6.50	10/01/25	50,000	48,462
Fortress Transportation & Infrastructure Investors LLC(1)	9.75	08/01/27	40,000	41,175
				199,790
TOTAL CORPORATE BONDS (Cost – $45,027,414)				44,711,722

SHORT-TERM INVESTMENTS – 0.7%
GOVERNMENT OBLIGATIONS – 0.5%
U.S. Treasury Bill	ZCP	02/28/23	250,000	249,167

TIME DEPOSITS – 0.2%
JP Morgan Chase, New York	3.68	02/01/23	84,794	84,794
TOTAL SHORT-TERM INVESTMENTS (Cost – $333,989)				333,961

TOTAL INVESTMENTS – 98.5% (Cost – $45,361,403)				$45,045,683
OTHER ASSETS LESS LIABILITIES – 1.5%				677,088
NET ASSETS – 100.0%				$45,722,771

ZCP Indicates a zero coupon rate.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at January 31, 2023, amounts to $27,588,717 and represents 60.3% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security is perpetual in nature and has no stated maturity date.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 — unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2023:

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$44,711,722	$–	$44,711,722
Short-Term Investments	–	333,961	–	333,961
Total Investments	$–	$45,045,683	$–	$45,045,683

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 95.1%
ADVERTISING – 2.1%
Clear Channel Outdoor Holdings, Inc.(1)	7.50	06/01/29	$70,000	$57,150
Clear Channel Outdoor Holdings, Inc.(1)	7.75	04/15/28	60,000	51,150
CMG Media Corp.(1)	8.88	12/15/27	64,000	50,023
				158,323
AEROSPACE/DEFENSE – 1.2%
Spirit AeroSystems, Inc.	4.60	06/15/28	45,000	37,891
Triumph Group, Inc.	7.75	08/15/25	60,000	51,046
				88,937
AGRICULTURE – 0.5%
Vector Group Ltd.(1)	10.50	11/01/26	35,000	35,277

AIRLINES – 0.4%
American Airlines Group, Inc.(1)	3.75	03/01/25	35,000	32,826

AUTO MANUFACTURERS – 1.3%
Aston Martin Capital Holdings Ltd.(1)	10.50	11/30/25	70,000	68,481
PM General Purchaser LLC(1)	9.50	10/01/28	40,000	30,660
				99,141
AUTO PARTS & EQUIPMENT – 2.6%
Clarios Global LP/Clarios US Finance Co.(1)	8.50	05/15/27	110,000	109,715
Dealer Tire LLC/DT Issuer LLC(1)	8.00	02/01/28	35,000	32,277
Dornoch Debt Merger Sub, Inc.(1)	6.63	10/15/29	40,000	30,084
Real Hero Merger Sub 2, Inc.(1)	6.25	02/01/29	40,000	29,758
				201,834
BEVERAGES – 0.5%
Triton Water Holdings, Inc.(1)	6.25	04/01/29	45,000	35,770

BUILDING MATERIALS – 1.6%
Cornerstone Building Brands, Inc.(1)	6.13	01/15/29	25,000	18,758
CP Atlas Buyer, Inc.(1)	7.00	12/01/28	32,000	24,778
New Enterprise Stone & Lime Co., Inc.(1)	9.75	07/15/28	20,000	19,068
Oscar Acquisition Co LLC/Oscar Finance, Inc.(1)	9.50	04/15/30	40,000	35,850
Victors Merger Corp.(1)	6.38	05/15/29	40,000	24,434
				122,888
CHEMICALS – 2.8%
ASP Unifrax Holdings, Inc.(1)	7.50	09/30/29	30,000	21,642
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.(1)	9.00	07/01/28	30,000	26,848
Innophos Holdings, Inc.(1)	9.38	02/15/28	20,000	19,749
Iris Holding, Inc.(1)	10.00	12/15/28	25,000	20,131
LSF11 A5 Hold Co LLC(1)	6.63	10/15/29	28,000	23,108
Rayonier AM Products, Inc.(1)	5.50	06/01/24	25,000	24,984
SCIH Salt Holdings, Inc.(1)	6.63	05/01/29	45,000	38,550
Vibrantz Technologies, Inc.(1)	9.00	02/15/30	50,000	38,608
				213,620

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
COMMERCIAL SERVICES – 5.3%
Allied Universal Holdco LLC/Allied Universal Finance Corp.(1)	6.00	06/01/29	$35,000	$28,205
Allied Universal Holdco LLC/Allied Universal Finance Corp.(1)	9.75	07/15/27	85,000	81,288
Aptim Corp.(1)	7.75	06/15/25	35,000	25,025
APX Group, Inc.(1)	5.75	07/15/29	50,000	43,317
Cimpress PLC(1)	7.00	06/15/26	40,000	27,838
Garda World Security Corp.(1)	6.00	06/01/29	30,000	25,082
Garda World Security Corp.(1)	9.50	11/01/27	40,000	39,559
Metis Merger Sub LLC(1)	6.50	05/15/29	45,000	38,414
PECF USS Intermediate Holding III Corp.(1)	8.00	11/15/29	40,000	30,561
Verscend Escrow Corp.(1)	9.75	08/15/26	70,000	70,328
				409,617
COMPUTERS – 4.0%
Ahead DB Holdings LLC(1)	6.63	05/01/28	25,000	21,158
Diebold Nixdorf, Inc.(1)	9.38	07/15/25	45,000	29,645
Exela Intermediate LLC/Exela Finance, Inc.(1)	11.50	07/15/26	85,000	10,085
McAfee Corp.(1)	7.38	02/15/30	125,000	104,006
Presidio Holdings, Inc.(1)	8.25	02/01/28	35,000	33,702
Vericast Corp.(1)	11.00	09/15/26	80,000	87,000
Virtusa Corp.(1)	7.13	12/15/28	25,000	21,039
				306,635
DISTRIBUTION/WHOLESALE – 0.5%
BCPE Empire Holdings, Inc.(1)	7.63	05/01/27	45,000	42,228

DIVERSIFIED FINANCIAL SERVICES – 4.0%
Advisor Group Holdings, Inc.(1)	10.75	08/01/27	25,000	25,826
Aretec Escrow Issuer, Inc.(1)	7.50	04/01/29	30,000	26,664
Armor Holdco, Inc.(1)	8.50	11/15/29	24,000	20,501
Curo Group Holdings Corp.(1)	7.50	08/01/28	65,000	29,587
Hightower Holding LLC(1)	6.75	04/15/29	20,000	17,242
Home Point Capital, Inc.(1)	5.00	02/01/26	30,000	21,657
LD Holdings Group LLC(1)	6.13	04/01/28	35,000	22,877
LD Holdings Group LLC(1)	6.50	11/01/25	35,000	26,903
NFP Corp.(1)	6.88	08/15/28	130,000	112,568
				303,825
ELECTRIC – 0.5%
Pike Corp.(1)	5.50	09/01/28	45,000	39,776

ENGINEERING & CONSTRUCTION – 1.6%
Artera Services LLC(1)	9.03	12/04/25	65,000	55,655
Brand Industrial Services, Inc.(1)	8.50	07/15/25	65,000	53,211
INNOVATE Corp.(1)	8.50	02/01/26	20,000	15,124
				123,990
ENTERTAINMENT – 2.5%
Allen Media LLC/Allen Media Co.-Issuer, Inc.(1)	10.50	02/15/28	45,000	18,253
AMC Entertainment Holdings, Inc.(1)	7.50	02/15/29	60,000	34,950
Mohegan Tribal Gaming Authority(1)	8.00	02/01/26	75,000	71,347
Motion Bondco DAC(1)	6.63	11/15/27	25,000	22,662
Universal Entertainment Corp.(1)	8.50	12/11/24	50,000	46,959
				194,171

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ENVIRONMENTAL CONTROL – 1.1%
Madison IAQ LLC(1)	5.88	06/30/29	$65,000	$51,669
Waste Pro USA, Inc.(1)	5.50	02/15/26	35,000	32,592
				84,261
FOOD – 2.4%
B&G Foods, Inc.	5.25	04/01/25	60,000	54,749
B&G Foods, Inc.	5.25	09/15/27	30,000	24,302
Chobani LLC/Chobani Finance Corp., Inc.(1)	7.50	04/15/25	35,000	34,382
H-Food Holdings LLC/Hearthside Finance Co., Inc.(1)	8.50	06/01/26	20,000	13,625
Sigma Holdco BV(1)	7.88	05/15/26	35,000	27,004
TreeHouse Foods, Inc.	4.00	09/01/28	35,000	29,233
				183,295
FOOD SERVICE – 0.3%
TKC Holdings, Inc.(1)	10.50	05/15/29	40,000	24,445

FOREST PRODUCTS & PAPER – 0.3%
Glatfelter Corp.(1)	4.75	11/15/29	30,000	21,039

HEALTHCARE-SERVICES – 4.7%
AHP Health Partners, Inc.(1)	5.75	07/15/29	15,000	12,359
Akumin Escrow, Inc.(1)	7.50	08/01/28	50,000	34,068
Cano Health LLC(1)	6.25	10/01/28	24,000	15,420
CHS/Community Health Systems, Inc.(1)	6.13	04/01/30	80,000	48,202
CHS/Community Health Systems, Inc.(1)	6.88	04/01/28	45,000	27,612
CHS/Community Health Systems, Inc.(1)	6.88	04/15/29	85,000	53,894
Hadrian Merger Sub, Inc.(1)	8.50	05/01/26	24,000	19,968
LifePoint Health, Inc.(1)	5.38	01/15/29	32,000	21,415
Radiology Partners, Inc.(1)	9.25	02/01/28	45,000	27,293
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.(1)	9.75	12/01/26	80,000	70,273
Surgery Center Holdings, Inc.(1)	10.00	04/15/27	20,000	20,429
US Renal Care, Inc.(1)	10.63	07/15/27	32,000	10,480
				361,413
HOUSEHOLD PRODUCTS/WARES – 0.4%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.(1)	7.00	12/31/27	35,000	30,550

HOUSEWARES – 0.3%
SWF Escrow Issuer Corp.(1)	6.50	10/01/29	40,000	26,348

INSURANCE – 6.5%
Acrisure LLC/Acrisure Finance, Inc.(1)	6.00	08/01/29	20,000	16,527
Acrisure LLC/Acrisure Finance, Inc.(1)	7.00	11/15/25	48,000	45,730
Acrisure LLC/Acrisure Finance, Inc.(1)	10.13	08/01/26	44,000	44,053
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer(1)	5.88	11/01/29	25,000	21,812
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer(1)	6.75	10/15/27	85,000	79,635
AssuredPartners, Inc.(1)	5.63	01/15/29	34,000	29,127
AssuredPartners, Inc.(1)	7.00	08/15/25	30,000	29,541
BroadStreet Partners, Inc.(1)	5.88	04/15/29	45,000	39,814
GTCR AP Finance, Inc.(1)	8.00	05/15/27	30,000	29,504

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INSURANCE – 6.5% (Continued)
HUB International Ltd.(1)	5.63	12/01/29	$36,000	$32,258
HUB International Ltd.(1)	7.00	05/01/26	95,000	94,176
USI, Inc./NY(1)	6.88	05/01/25	40,000	39,854
				502,031
INTERNET – 1.5%
Arches Buyer, Inc.(1)	6.13	12/01/28	32,000	26,996
Endurance International Group Holdings, Inc.(1)	6.00	02/15/29	45,000	32,037
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.(1)	6.00	02/15/28	20,000	16,538
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.(1)	10.75	06/01/28	15,000	14,090
Photo Holdings Merger Sub, Inc.(1)	8.50	10/01/26	50,000	25,080
				114,741
LEISURE TIME – 4.2%
Constellation Merger Sub, Inc.(1)	8.50	09/15/25	30,000	26,049
Life Time, Inc.(1)	8.00	04/15/26	30,000	29,175
MajorDrive Holdings IV LLC(1)	6.38	06/01/29	32,000	25,322
NCL Corp. Ltd.(1)	3.63	12/15/24	40,000	37,603
NCL Corp. Ltd.(1)	5.88	03/15/26	75,000	64,968
NCL Corp. Ltd.(1)	7.75	02/15/29	60,000	51,673
Viking Cruises Ltd.(1)	5.88	09/15/27	50,000	42,669
Viking Cruises Ltd.(1)	6.25	05/15/25	15,000	13,714
Viking Cruises Ltd.(1)	7.00	02/15/29	32,000	27,882
				319,055
LODGING – 0.3%
Full House Resorts, Inc.(1)	8.25	02/15/28	25,000	23,342

MACHINERY-DIVERSIFIED – 1.7%
Granite US Holdings Corp.(1)	11.00	10/01/27	20,000	21,158
OT Merger Corp.(1)	7.88	10/15/29	24,000	15,445
SPX FLOW, Inc.(1)	8.75	04/01/30	35,000	28,854
Titan Acquisition Ltd./Titan Co.-Borrower LLC(1)	7.75	04/15/26	40,000	37,902
TK Elevator Holdco GmbH(1)	7.63	07/15/28	30,000	26,718
				130,077
MEDIA – 4.5%
Audacy Capital Corp.(1)	6.50	05/01/27	25,000	4,155
Audacy Capital Corp.(1)	6.75	03/31/29	45,000	7,713
Cengage Learning, Inc.(1)	9.50	06/15/24	35,000	34,091
CSC Holdings LLC(1)	4.63	12/01/30	50,000	29,623
CSC Holdings LLC(1)	5.00	11/15/31	50,000	30,060
CSC Holdings LLC	5.25	06/01/24	25,000	24,500
CSC Holdings LLC(1)	5.75	01/15/30	75,000	47,346
CSC Holdings LLC(1)	7.50	04/01/28	30,000	21,994
Diamond Sports Group LLC/Diamond Sports Finance Co.(1)	5.38	08/15/26	190,000	14,131
iHeartCommunications, Inc.	8.38	05/01/27	65,000	58,355
McGraw-Hill Education, Inc.(1)	8.00	08/01/29	45,000	38,655
Radiate Holdco LLC/Radiate Finance, Inc.(1)	6.50	09/15/28	65,000	33,950
				344,573

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
METAL FABRICATE/HARDWARE – 0.2%
Park-Ohio Industries, Inc.	6.63	04/15/27	$25,000	$18,403

MINING – 0.3%
IAMGOLD Corp.(1)	5.75	10/15/28	25,000	19,792

MISCELLANEOUS MANUFACTURER – 1.0%
FXI Holdings, Inc.(1)	7.88	11/01/24	35,000	31,601
FXI Holdings, Inc.(1)	12.25	11/15/26	47,000	42,593
				74,194
OIL & GAS – 4.4%
Calumet Specialty Products Partners LP/Calumet Finance Corp.(1)	8.13	01/15/27	20,000	19,321
Calumet Specialty Products Partners LP/Calumet Finance Corp.(1)	11.00	04/15/25	32,000	33,558
Ensign Drilling, Inc.(1)	9.25	04/15/24	28,000	27,215
Global Marine, Inc.	7.00	06/01/28	20,000	16,000
Nabors Industries Ltd.(1)	7.25	01/15/26	55,000	53,577
Nabors Industries, Inc.	5.75	02/01/25	35,000	33,977
Transocean Pontus Ltd.(1)	6.13	08/01/25	5,600	5,772
Transocean, Inc.	6.80	03/15/38	45,000	32,021
Transocean, Inc.(1)	7.50	01/15/26	25,000	23,535
Transocean, Inc.(1)	8.00	02/01/27	60,000	55,134
Transocean, Inc.(1)	11.50	01/30/27	35,000	36,570
				336,680
PACKAGING & CONTAINERS – 5.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(1)	5.25	08/15/27	40,000	32,815
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(1)	5.25	08/15/27	75,000	61,529
Clydesdale Acquisition Holdings, Inc.(1)	8.75	04/15/30	70,000	61,980
Graham Packaging Co., Inc.(1)	7.13	08/15/28	32,000	28,024
LABL, Inc.(1)	8.25	11/01/29	35,000	29,422
LABL, Inc.(1)	10.50	07/15/27	40,000	38,105
Mauser Packaging Solutions Holding Co.(1)	7.25	04/15/25	85,000	83,090
Trident TPI Holdings, Inc.(1)	9.25	08/01/24	40,000	39,095
Trivium Packaging Finance BV(1)	8.50	08/15/27	45,000	43,352
				417,412
PHARMACEUTICALS – 2.6%
Bausch Health Americas, Inc.(1)	9.25	04/01/26	60,000	44,700
Bausch Health Cos, Inc.(1)	5.25	01/30/30	60,000	26,388
Bausch Health Cos, Inc.(1)	6.25	02/15/29	25,000	11,522
Bausch Health Cos, Inc.(1)	9.00	12/15/25	10,000	7,891
Bausch Health Cos, Inc.(1)	11.00	09/30/28	60,000	47,244
Bausch Health Cos, Inc.(1)	14.00	10/15/30	17,000	10,697
Mallinckrodt International Finance SA/Mallinckrodt CB LLC(1)	10.00	06/15/29	48,000	27,720
P&L Development LLC/PLD Finance Corp.(1)	7.75	11/15/25	30,000	24,467
				200,629
PIPELINES – 0.6%
NGL Energy Partners LP/NGL Energy Finance Corp.	6.13	03/01/25	40,000	35,543
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.	5.75	04/15/25	15,000	12,919
				48,462

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE – 0.3%
WeWork Cos, Inc.(1)	7.88	05/01/25	$40,000	$21,657

REAL ESTATE INVESTMENT TRUST (REITS) – 1.0%
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC(1)	6.00	01/15/30	55,000	36,526
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC(1)	6.50	02/15/29	60,000	41,782
				78,308
RETAIL – 9.0%
At Home Group, Inc.(1)	7.13	07/15/29	35,000	21,743
Carrols Restaurant Group, Inc.(1)	5.88	07/01/29	20,000	15,391
Carvana Co.(1)	5.50	04/15/27	65,000	29,436
Carvana Co.(1)	5.63	10/01/25	30,000	15,039
Carvana Co.(1)	5.88	10/01/28	85,000	37,092
Carvana Co.(1)	10.25	05/01/30	140,000	75,312
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(1)	6.75	01/15/30	80,000	66,498
Foundation Building Materials, Inc.(1)	6.00	03/01/29	25,000	20,139
GPS Hospitality Holding Co. LLC/GPS FinCo., Inc.(1)	7.00	08/15/28	28,000	17,398
LBM Acquisition LLC(1)	6.25	01/15/29	50,000	38,070
Michaels Cos, Inc.(1)	7.88	05/01/29	80,000	60,900
NMG Holding Co., Inc./Neiman Marcus Group LLC(1)	7.13	04/01/26	65,000	62,160
Park River Holdings, Inc.(1)	5.63	02/01/29	25,000	17,476
Park River Holdings, Inc.(1)	6.75	08/01/29	20,000	14,226
Party City Holdings, Inc.(1),(2)	8.75	02/15/26	50,000	4,469
Rite Aid Corp.(1)	8.00	11/15/26	70,000	39,124
SRS Distribution, Inc.(1)	6.00	12/01/29	85,000	72,731
Staples, Inc.(1)	10.75	04/15/27	60,000	45,560
White Capital Buyer LLC(1)	6.88	10/15/28	40,000	36,475
				689,239
SOFTWARE – 4.0%
AthenaHealth Group, Inc.(1)	6.50	02/15/30	145,000	120,318
Avaya, Inc.(1)	6.13	09/15/28	65,000	19,910
Boxer Parent Co., Inc.(1)	9.13	03/01/26	24,000	22,851
Clarivate Science Holdings Corp.(1)	4.88	07/01/29	60,000	52,876
CWT Travel Group, Inc.(1)	8.50	11/19/26	40,000	33,900
Rackspace Technology Global, Inc.(1)	5.38	12/01/28	35,000	12,949
Rocket Software, Inc.(1)	6.50	02/15/29	35,000	29,230
Skillz, Inc.(1)	10.25	12/15/26	20,000	13,598
				305,632
TELECOMMUNICATIONS – 5.6%
Altice France Holding SA(1)	6.00	02/15/28	70,000	47,315
Altice France Holding SA(1)	10.50	05/15/27	95,000	81,739
CommScope Technologies LLC(1)	5.00	03/15/27	36,000	27,535
CommScope Technologies LLC(1)	6.00	06/15/25	60,000	56,890
CommScope, Inc.(1)	7.13	07/01/28	35,000	27,463
CommScope, Inc.(1)	8.25	03/01/27	50,000	42,599
Embarq Corp.	8.00	06/01/36	95,000	45,993
Intrado Corp.(1)	8.50	10/15/25	45,000	40,529

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TELECOMMUNICATIONS – 5.6% (Continued)
Telesat Canada/Telesat LLC(1)	6.50	10/15/27	$30,000	$8,420
Zayo Group Holdings, Inc.(1)	6.13	03/01/28	70,000	48,236
				426,719
TEXTILES – 0.4%
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC(1)	7.50	05/01/25	45,000	28,406

TRANSPORTATION – 0.7%
Carriage Purchaser, Inc.(1)	7.88	10/15/29	20,000	14,567
Watco Cos LLC/Watco Finance Corp.(1)	6.50	06/15/27	40,000	37,827
				52,394
TOTAL CORPORATE BONDS (Cost – $7,645,567)				7,291,955

SHORT-TERM INVESTMENTS – 0.6%
TIME DEPOSITS – 0.6%
BBVA, Madrid	3.68	02/01/23	49,247	49,247
TOTAL SHORT-TERM INVESTMENTS (Cost – $49,247)				49,247

TOTAL INVESTMENTS – 95.7% (Cost – $7,694,814)				$7,341,202
OTHER ASSETS LESS LIABILITIES – 4.3%				331,191
NET ASSETS – 100.0%				$7,672,393

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at January 31, 2023, amounts to $6,817,023 and represents 88.9% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Defaulted security. Security has not paid its last interest payment and/or interest is not being accrued.

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 — unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2023:

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$7,291,955	$–	$7,291,955
Short-Term Investments	–	49,247	–	49,247
Total Investments	$–	$7,341,202	$–	$7,341,202

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 17.7%
BANKS – 0.3%
Banco Nacional de Comercio Exterior SNC/Cayman Islands	4.38	10/14/25	$200,000	$195,147
Banco Nacional de Panama	2.50	08/11/30	425,000	349,988
				545,135
CHEMICALS – 0.5%
CNAC HK Finbridge Co. Ltd.	3.00	09/22/30	200,000	171,368
CNAC HK Finbridge Co. Ltd.	3.38	06/19/24	275,000	268,361
CNAC HK Finbridge Co. Ltd.	4.13	07/19/27	200,000	191,621
CNAC HK Finbridge Co. Ltd.	5.13	03/14/28	300,000	297,423
				928,773
COMMERCIAL SERVICES – 0.2%
DP World Crescent Ltd.	3.88	07/18/29	400,000	384,827

DIVERSIFIED FINANCIAL SERVICES – 0.2%
Power Sector Assets & Liabilities Management Corp.	7.39	12/02/24	425,000	439,875

ELECTRIC – 1.8%
Comision Federal de Electricidad	4.69	05/15/29	200,000	184,408
Eskom Holdings SOC Ltd.	6.35	08/10/28	450,000	431,930
Eskom Holdings SOC Ltd.	6.75	08/06/23	200,000	196,800
Eskom Holdings SOC Ltd.	7.13	02/11/25	550,000	528,334
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.13	05/15/27	275,000	267,148
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.45	05/21/28	200,000	202,460
SPIC MTN Co. Ltd.	1.63	07/27/25	225,000	206,556
State Grid Overseas Investment 2013 Ltd.	3.13	05/22/23	225,000	223,948
State Grid Overseas Investment 2014 Ltd.	4.13	05/07/24	275,000	273,019
State Grid Overseas Investment BVI Ltd.	1.63	08/05/30	225,000	185,833
State Grid Overseas Investment BVI Ltd.	3.50	05/04/27	400,000	388,710
Three Gorges Finance I Cayman Islands Ltd.	3.15	06/02/26	225,000	216,150
				3,305,296
INVESTMENT COMPANIES – 0.8%
Gaci First Investment Co.	5.00	10/13/27	250,000	254,375
Gaci First Investment Co.	5.25	10/13/32	300,000	309,900
MDGH GMTN RSC Ltd.	2.50	05/21/26	275,000	257,230
MDGH GMTN RSC Ltd.	2.88	11/07/29	250,000	226,484
MDGH GMTN RSC Ltd.	2.88	05/21/30	200,000	179,771
MDGH GMTN RSC Ltd.	3.38	03/28/32	200,000	183,141
				1,410,901
MINING – 0.8%
Corp. Nacional del Cobre de Chile	3.00	09/30/29	325,000	291,419
Corp. Nacional del Cobre de Chile	3.15	01/14/30	300,000	270,721
Corp. Nacional del Cobre de Chile	3.63	08/01/27	400,000	381,375
Indonesia Asahan Aluminium Persero PT	4.75	05/15/25	200,000	198,750
Indonesia Asahan Aluminium Persero PT	5.45	05/15/30	200,000	200,397
				1,342,662

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 6.1%
CNOOC Curtis Funding No 1 Pty Ltd.	4.50	10/03/23	$250,000	$249,305
Oil & Gas Holding Co. BSCC	7.50	10/25/27	475,000	494,768
Pertamina Persero PT	1.40	02/09/26	200,000	180,250
Petroleos del Peru SA	4.75	06/19/32	400,000	307,250
Petroleos Mexicanos	4.50	01/23/26	175,000	163,231
Petroleos Mexicanos	5.35	02/12/28	350,000	305,375
Petroleos Mexicanos	5.95	01/28/31	625,000	500,563
Petroleos Mexicanos	6.49	01/23/27	250,000	234,487
Petroleos Mexicanos	6.50	03/13/27	600,000	567,240
Petroleos Mexicanos	6.50	01/23/29	200,000	181,110
Petroleos Mexicanos	6.70	02/16/32	1,025,000	850,750
Petroleos Mexicanos	6.84	01/23/30	400,000	347,840
Petroleos Mexicanos	6.88	08/04/26	450,000	439,018
Petroleos Mexicanos	8.75	06/02/29	350,000	342,125
Petronas Capital Ltd.	2.48	01/28/32	700,000	594,496
Petronas Capital Ltd.	3.50	03/18/25	850,000	828,729
Petronas Capital Ltd.	3.50	04/21/30	1,350,000	1,264,322
Qatar Energy	1.38	09/12/26	400,000	359,782
Qatar Energy	2.25	07/12/31	900,000	765,871
Sinopec Group Overseas Development 2013 Ltd.	4.38	10/17/23	275,000	274,245
Sinopec Group Overseas Development 2014 Ltd.	4.38	04/10/24	300,000	298,661
Sinopec Group Overseas Development 2015 Ltd.	3.25	04/28/25	275,000	266,245
Sinopec Group Overseas Development 2017 Ltd.	3.63	04/12/27	250,000	243,289
Sinopec Group Overseas Development 2018 Ltd.	1.45	01/08/26	250,000	228,274
Sinopec Group Overseas Development 2018 Ltd.	2.30	01/08/31	225,000	194,815
Sinopec Group Overseas Development 2018 Ltd.	2.70	05/13/30	275,000	247,563
Sinopec Group Overseas Development 2018 Ltd.	2.95	11/12/29	250,000	229,214
				10,958,818
PIPELINES – 0.7%
Southern Gas Corridor CJSC	6.88	03/24/26	1,150,000	1,186,231

SOVEREIGN – 6.2%
CBB International Sukuk Co. 5 SPC	5.62	02/12/24	475,000	476,303
CBB International Sukuk Co. 7 SPC	6.88	10/05/25	475,000	495,632
CBB International Sukuk Programme Co. WLL	3.88	05/18/29	475,000	430,306
CBB International Sukuk Programme Co. WLL	3.95	09/16/27	475,000	461,005
CBB International Sukuk Programme Co. WLL	4.50	03/30/27	475,000	469,049
CBB International Sukuk Programme Co. WLL	6.25	11/14/24	475,000	481,531
KSA Sukuk Ltd.	2.25	05/17/31	450,000	388,406
KSA Sukuk Ltd.	2.97	10/29/29	575,000	530,797
KSA Sukuk Ltd.	3.63	04/20/27	1,000,000	974,000
KSA Sukuk Ltd.	4.30	01/19/29	450,000	450,735
KSA Sukuk Ltd.	5.27	10/25/28	325,000	341,453
Malaysia Sovereign Sukuk Bhd	3.04	04/22/25	550,000	534,812
Malaysia Sukuk Global Bhd	3.18	04/27/26	550,000	534,226
Perusahaan Penerbit SBSN Indonesia III	1.50	06/09/26	250,000	228,125
Perusahaan Penerbit SBSN Indonesia III	2.55	06/09/31	250,000	216,250
Perusahaan Penerbit SBSN Indonesia III	2.80	06/23/30	200,000	179,125

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SOVEREIGN – 6.2% (Continued)
Perusahaan Penerbit SBSN Indonesia III	4.15	03/29/27	$350,000	$346,937
Perusahaan Penerbit SBSN Indonesia III	4.33	05/28/25	350,000	348,906
Perusahaan Penerbit SBSN Indonesia III	4.35	09/10/24	275,000	274,150
Perusahaan Penerbit SBSN Indonesia III	4.40	06/06/27	325,000	325,000
Pakistan Global Sukuk Programme Co. Ltd.	7.95	01/31/29	575,000	355,063
Perusahaan Penerbit SBSN Indonesia III	4.40	03/01/28	325,000	323,781
Perusahaan Penerbit SBSN Indonesia III	4.45	02/20/29	350,000	348,469
Perusahaan Penerbit SBSN Indonesia III	4.55	03/29/26	300,000	301,312
Perusahaan Penerbit SBSN Indonesia III	4.70	06/06/32	300,000	301,125
RAK Capital	3.09	03/31/25	200,000	194,876
Sharjah Sukuk Program Ltd.	2.94	06/10/27	225,000	205,535
Sharjah Sukuk Program Ltd.	3.23	10/23/29	200,000	179,284
Sharjah Sukuk Program Ltd.	3.85	04/03/26	200,000	192,052
Sharjah Sukuk Program Ltd.	4.23	03/14/28	250,000	239,618
				11,127,863
TRANSPORTATION – 0.1%
Pelabuhan Indonesia Persero PT	4.25	05/05/25	200,000	196,102
TOTAL CORPORATE BONDS (Cost – $31,711,213)				31,826,483

GOVERNMENT AGENCIES AND OBLIGATIONS – 81.0%
GOVERNMENT AGENCIES – 2.1%
Banco Nacional de Desenvolvimento Economico e Social	5.75	09/26/23	375,000	375,563
China Development Bank	1.00	10/27/25	225,000	205,028
Export-Import Bank of China	2.88	04/26/26	200,000	191,444
Export-Import Bank of China	3.63	07/31/24	275,000	270,127
Export-Import Bank of India	2.25	01/13/31	600,000	488,169
Export-Import Bank of India	3.25	01/15/30	600,000	533,563
Export-Import Bank of India	3.38	08/05/26	600,000	565,860
Export-Import Bank of India	3.88	02/01/28	575,000	545,261
Export-Import Bank of India	5.50	01/18/33	550,000	557,252
				3,732,267
GOVERNMENT OBLIGATIONS – 78.9%
Abu Dhabi Government International Bond	0.75	09/02/23	400,000	389,833
Abu Dhabi Government International Bond	1.63	06/02/28	400,000	355,816
Abu Dhabi Government International Bond	1.70	03/02/31	300,000	250,443
Abu Dhabi Government International Bond	1.88	09/15/31	350,000	292,725
Abu Dhabi Government International Bond	2.13	09/30/24	625,000	600,116
Abu Dhabi Government International Bond	2.50	04/16/25	600,000	577,365
Abu Dhabi Government International Bond	2.50	09/30/29	600,000	545,288
Abu Dhabi Government International Bond	3.13	05/03/26	500,000	485,051
Abu Dhabi Government International Bond	3.13	10/11/27	800,000	773,875
Abu Dhabi Government International Bond	3.13	04/16/30	625,000	585,139
Angolan Government International Bond	8.00	11/26/29	1,050,000	979,125
Angolan Government International Bond	8.25	05/09/28	1,000,000	947,500
Angolan Government International Bond	8.75	04/14/32	1,000,000	930,000
Argentine Republic Government International Bond(1)	0.50	07/09/30	4,750,000	1,693,375
Argentine Republic Government International Bond(1)	3.88	01/09/38	2,500,000	920,437
Bahrain Government International Bond	5.25	01/25/33	650,000	576,063

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 78.9% (Continued)
Bahrain Government International Bond	5.45	09/16/32	$500,000	$455,625
Bahrain Government International Bond	5.63	09/30/31	475,000	444,125
Bahrain Government International Bond	6.13	08/01/23	200,000	200,173
Bahrain Government International Bond	6.75	09/20/29	600,000	606,000
Bahrain Government International Bond	7.00	01/26/26	525,000	546,365
Bahrain Government International Bond	7.00	10/12/28	750,000	776,154
Bahrain Government International Bond	7.38	05/14/30	475,000	495,188
Bolivian Government International Bond	4.50	03/20/28	600,000	459,900
Brazilian Government International Bond	2.88	06/06/25	600,000	571,800
Brazilian Government International Bond	3.75	09/12/31	500,000	430,750
Brazilian Government International Bond	3.88	06/12/30	1,200,000	1,063,782
Brazilian Government International Bond	4.25	01/07/25	1,450,000	1,433,753
Brazilian Government International Bond	4.50	05/30/29	700,000	664,249
Brazilian Government International Bond	4.63	01/13/28	1,025,000	997,474
Brazilian Government International Bond	6.00	04/07/26	750,000	780,679
Chile Government International Bond	2.45	01/31/31	525,000	449,359
Chile Government International Bond	2.55	01/27/32	425,000	360,295
Chile Government International Bond	2.75	01/31/27	425,000	398,645
Chile Government International Bond	3.24	02/06/28	575,000	545,559
China Government International Bond	0.40	10/21/23	250,000	242,958
China Government International Bond	0.55	10/21/25	350,000	317,224
China Government International Bond	0.75	10/26/24	250,000	235,206
China Government International Bond	1.20	10/21/30	350,000	294,148
China Government International Bond	1.25	10/26/26	300,000	272,193
China Government International Bond	1.75	10/26/31	250,000	216,530
China Government International Bond	1.95	12/03/24	350,000	335,963
China Government International Bond	2.13	12/03/29	375,000	342,461
China Government International Bond	2.63	11/02/27	250,000	238,064
China Government International Bond	3.25	10/19/23	250,000	247,988
Colombia Government International Bond	3.00	01/30/30	650,000	507,812
Colombia Government International Bond	3.13	04/15/31	950,000	720,601
Colombia Government International Bond	3.25	04/22/32	750,000	555,187
Colombia Government International Bond	3.88	04/25/27	725,000	658,432
Colombia Government International Bond	4.00	02/26/24	400,000	394,915
Colombia Government International Bond	4.50	01/28/26	550,000	526,740
Colombia Government International Bond	4.50	03/15/29	750,000	663,811
Costa Rica Government International Bond	6.13	02/19/31	700,000	688,809
Croatia Government International Bond	6.00	01/26/24	1,000,000	1,003,990
Dominican Republic International Bond	4.50	01/30/30	900,000	785,624
Dominican Republic International Bond	4.88	09/23/32	1,400,000	1,195,555
Dominican Republic International Bond	5.50	01/27/25	550,000	548,977
Dominican Republic International Bond	5.50	02/22/29	850,000	801,316
Dominican Republic International Bond	5.95	01/25/27	875,000	875,308
Dominican Republic International Bond	6.00	07/19/28	600,000	590,319
Dominican Republic International Bond	6.88	01/29/26	700,000	722,080
Ecuador Government International Bond	ZCP	07/31/30	600,000	258,263
Ecuador Government International Bond(1)	5.50	07/31/30	2,200,000	1,471,030
Egypt Government International Bond	5.75	05/29/24	550,000	519,750
Egypt Government International Bond	5.80	09/30/27	450,000	374,063

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 78.9% (Continued)
Egypt Government International Bond	5.88	06/11/25	$625,000	$576,563
Egypt Government International Bond	5.88	02/16/31	625,000	446,709
Egypt Government International Bond	6.59	02/21/28	500,000	415,000
Egypt Government International Bond	7.05	01/15/32	400,000	300,946
Egypt Government International Bond	7.50	01/31/27	825,000	745,594
Egypt Government International Bond	7.60	03/01/29	975,000	809,250
Egypt Government International Bond	7.63	05/29/32	725,000	554,331
Ethiopia International Bond	6.63	12/11/24	550,000	373,857
Gabon Government International Bond	6.63	02/06/31	575,000	484,839
Ghana Government International Bond	6.38	02/11/27	725,000	275,500
Ghana Government International Bond	7.63	05/16/29	750,000	281,250
Ghana Government International Bond	7.75	04/07/29	575,000	215,625
Ghana Government International Bond	8.13	01/18/26	575,000	231,438
Ghana Government International Bond	8.13	03/26/32	750,000	282,188
Ghana Government International Bond	10.75	10/14/30	600,000	424,500
Hazine Mustesarligi Varlik Kiralama AS	4.49	11/25/24	225,000	214,345
Hazine Mustesarligi Varlik Kiralama AS	5.13	06/22/26	525,000	476,645
Hazine Mustesarligi Varlik Kiralama AS	7.25	02/24/27	650,000	632,740
Hazine Mustesarligi Varlik Kiralama AS	9.76	11/13/25	450,000	465,188
Hungary Government International Bond	2.13	09/22/31	1,300,000	1,014,813
Hungary Government International Bond	5.25	06/16/29	1,050,000	1,041,469
Hungary Government International Bond	5.38	03/25/24	450,000	451,494
Hungary Government International Bond	5.75	11/22/23	118,000	118,359
Hungary Government International Bond	6.13	05/22/28	850,000	881,025
Hungary Government International Bond	6.25	09/22/32	900,000	932,625
Indonesia Government International Bond	1.85	03/12/31	250,000	205,937
Indonesia Government International Bond	2.15	07/28/31	200,000	168,500
Indonesia Government International Bond	2.85	02/14/30	250,000	227,187
Indonesia Government International Bond	3.50	01/11/28	225,000	215,698
Indonesia Government International Bond	3.55	03/31/32	200,000	185,000
Indonesia Government International Bond	3.85	07/18/27	200,000	195,250
Indonesia Government International Bond	3.85	10/15/30	275,000	263,312
Indonesia Government International Bond	4.10	04/24/28	200,000	197,260
Indonesia Government International Bond	4.13	01/15/25	425,000	422,344
Indonesia Government International Bond	4.35	01/08/27	250,000	249,063
Indonesia Government International Bond	4.65	09/20/32	250,000	250,469
Indonesia Government International Bond	4.75	01/08/26	400,000	403,250
Indonesia Government International Bond	4.75	02/11/29	225,000	228,937
Indonesia Government International Bond	4.85	01/11/33	200,000	201,750
Indonesia Government International Bond	5.88	01/15/24	325,000	329,063
Iraq International Bond	5.80	01/15/28	703,125	652,126
Ivory Coast Government International Bond	6.13	06/15/33	750,000	669,375
Jamaica Government International Bond	6.75	04/28/28	850,000	908,718
Jordan Government International Bond	5.75	01/31/27	600,000	589,247
Jordan Government International Bond	5.85	07/07/30	700,000	645,750
Jordan Government International Bond	6.13	01/29/26	600,000	600,033
Kazakhstan Government International Bond	3.88	10/14/24	900,000	908,775
Kazakhstan Government International Bond	5.13	07/21/25	1,450,000	1,511,687
Kuwait International Government Bond	3.50	03/20/27	2,650,000	2,610,608

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 78.9% (Continued)
Lebanon Government International Bond(2)	6.00	01/27/23	$600,000	$40,648
Lebanon Government International Bond(2)	6.10	10/04/22	1,700,000	114,750
Lebanon Government International Bond(2)	6.65	02/26/30	1,200,000	81,000
Lebanon Government International Bond(2)	6.85	03/23/27	1,100,000	74,250
Lebanon Government International Bond(2)	8.25	04/12/21	200,000	13,455
Mexico Government International Bond	2.66	05/24/31	750,000	630,750
Mexico Government International Bond	3.25	04/16/30	375,000	338,483
Mexico Government International Bond	3.75	01/11/28	325,000	312,325
Mexico Government International Bond	4.13	01/21/26	325,000	322,725
Mexico Government International Bond	4.15	03/28/27	400,000	396,600
Mexico Government International Bond	4.50	04/22/29	500,000	492,000
Mexico Government International Bond	4.75	04/27/32	400,000	385,975
Mexico Government International Bond	8.30	08/15/31	150,000	178,265
Morocco Government International Bond	3.00	12/15/32	600,000	481,500
Nigeria Government International Bond	6.13	09/28/28	800,000	624,000
Nigeria Government International Bond	6.50	11/28/27	875,000	721,875
Nigeria Government International Bond	7.14	02/23/30	750,000	573,750
Nigeria Government International Bond	7.63	11/21/25	650,000	596,375
Nigeria Government International Bond	7.88	02/16/32	850,000	646,000
Nigeria Government International Bond	8.38	03/24/29	725,000	607,188
Nigeria Government International Bond	8.75	01/21/31	600,000	489,750
Oman Government International Bond	4.75	06/15/26	1,075,000	1,055,379
Oman Government International Bond	4.88	02/01/25	550,000	544,514
Oman Government International Bond	5.38	03/08/27	900,000	901,703
Oman Government International Bond	5.63	01/17/28	1,075,000	1,083,665
Oman Government International Bond	6.00	08/01/29	975,000	999,697
Oman Government International Bond	6.25	01/25/31	750,000	777,527
Oman Government International Bond	6.75	10/28/27	625,000	663,328
Oman Government International Bond	7.38	10/28/32	450,000	502,495
Oman Sovereign Sukuk Co.	4.40	06/01/24	875,000	871,719
Oman Sovereign Sukuk Co.	4.88	06/15/30	800,000	799,512
Oman Sovereign Sukuk Co.	5.93	10/31/25	650,000	671,125
Pakistan Government International Bond	6.00	04/08/26	775,000	341,000
Pakistan Government International Bond	6.88	12/05/27	1,075,000	456,934
Pakistan Government International Bond	7.38	04/08/31	825,000	346,500
Pakistan Government International Bond	8.25	04/15/24	575,000	330,625
Panama Government International Bond	2.25	09/29/32	900,000	690,266
Panama Government International Bond	3.16	01/23/30	625,000	550,461
Panama Government International Bond	3.30	01/19/33	450,000	376,997
Panama Government International Bond	3.75	03/16/25	500,000	486,459
Panama Government International Bond	3.88	03/17/28	550,000	526,291
Paraguay Government International Bond	4.95	04/28/31	600,000	584,118
Peruvian Government International Bond	1.86	12/01/32	425,000	318,336
Peruvian Government International Bond	2.39	01/23/26	425,000	396,139
Peruvian Government International Bond	2.78	01/23/31	1,650,000	1,397,851
Peruvian Government International Bond	4.13	08/25/27	450,000	438,430
Peruvian Government International Bond	7.35	07/21/25	650,000	685,258
Philippine Government International Bond	1.65	06/10/31	450,000	361,125
Philippine Government International Bond	2.46	05/05/30	375,000	326,250

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 78.9% (Continued)
Philippine Government International Bond	3.00	02/01/28	$750,000	$704,062
Philippine Government International Bond	3.75	01/14/29	550,000	532,125
Philippine Government International Bond	4.20	01/21/24	550,000	545,187
Philippine Government International Bond	5.50	03/30/26	375,000	386,250
Philippine Government International Bond	6.38	01/15/32	375,000	421,406
Philippine Government International Bond	7.75	01/14/31	600,000	722,250
Philippine Government International Bond	9.50	02/02/30	450,000	578,250
Philippine Government International Bond	10.63	03/16/25	525,000	592,594
Qatar Government International Bond	3.25	06/02/26	950,000	925,238
Qatar Government International Bond	3.38	03/14/24	525,000	516,731
Qatar Government International Bond	3.40	04/16/25	525,000	512,487
Qatar Government International Bond	3.75	04/16/30	800,000	785,230
Qatar Government International Bond	4.00	03/14/29	1,050,000	1,047,640
Qatar Government International Bond	4.50	04/23/28	800,000	817,000
Qatar Government International Bond	9.75	06/15/30	500,000	676,979
Republic of Azerbaijan International Bond	3.50	09/01/32	650,000	565,259
Republic of Kenya Government International Bond	6.88	06/24/24	1,150,000	1,081,000
Republic of Kenya Government International Bond	7.25	02/28/28	600,000	529,500
Republic of Kenya Government International Bond	8.00	05/22/32	700,000	609,000
Republic of Poland Government International Bond	3.25	04/06/26	1,050,000	1,014,142
Republic of Poland Government International Bond	4.00	01/22/24	1,150,000	1,137,954
Republic of Poland Government International Bond	5.50	11/16/27	850,000	881,390
Republic of Poland Government International Bond	5.75	11/16/32	900,000	973,881
Republic of South Africa Government International Bond	4.30	10/12/28	900,000	823,500
Republic of South Africa Government International Bond	4.67	01/17/24	675,000	666,276
Republic of South Africa Government International Bond	4.85	09/27/27	450,000	433,687
Republic of South Africa Government International Bond	4.85	09/30/29	950,000	870,437
Republic of South Africa Government International Bond	4.88	04/14/26	550,000	539,000
Republic of South Africa Government International Bond	5.88	09/16/25	900,000	906,313
Republic of South Africa Government International Bond	5.88	06/22/30	625,000	599,219
Republic of South Africa Government International Bond	5.88	04/20/32	625,000	581,250
Romanian Government International Bond	3.00	02/27/27	850,000	771,906
Romanian Government International Bond	3.00	02/14/31	800,000	663,500
Romanian Government International Bond	3.63	03/27/32	650,000	550,469
Romanian Government International Bond	5.25	11/25/27	600,000	592,125
Romanian Government International Bond	6.63	02/17/28	650,000	675,594
Romanian Government International Bond	7.13	01/17/33	850,000	902,063
Saudi Government International Bond	2.50	02/03/27	275,000	256,850
Saudi Government International Bond	2.75	02/03/32	225,000	199,000
Saudi Government International Bond	2.90	10/22/25	550,000	530,230
Saudi Government International Bond	3.25	10/26/26	1,150,000	1,108,313
Saudi Government International Bond	3.25	10/22/30	350,000	324,367
Saudi Government International Bond	3.63	03/04/28	1,150,000	1,113,344
Saudi Government International Bond	4.00	04/17/25	1,000,000	993,668
Saudi Government International Bond	4.38	04/16/29	850,000	852,656
Saudi Government International Bond	4.50	04/17/30	700,000	702,482
Saudi Government International Bond	5.50	10/25/32	500,000	535,938
Senegal Government International Bond	6.25	05/23/33	625,000	543,750
Serbia International Bond	2.13	12/01/30	700,000	534,422

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 78.9% (Continued)
Sri Lanka Government International Bond	5.75	04/18/23	$725,000	$251,513
Sri Lanka Government International Bond	6.20	05/11/27	900,000	308,905
Sri Lanka Government International Bond	6.75	04/18/28	725,000	246,500
Sri Lanka Government International Bond	6.85	03/14/24	600,000	208,565
Sri Lanka Government International Bond	6.85	11/03/25	1,300,000	459,215
Sri Lanka Government International Bond	7.55	03/28/30	1,675,000	574,420
Trinidad & Tobago Government International Bond	4.50	08/04/26	600,000	594,427
Tunisian Republic International Bond	5.75	01/30/25	575,000	377,068
Turkey Government International Bond	4.25	03/13/25	425,000	396,844
Turkey Government International Bond	4.25	04/14/26	325,000	288,437
Turkey Government International Bond	4.75	01/26/26	400,000	363,000
Turkey Government International Bond	4.88	10/09/26	650,000	576,875
Turkey Government International Bond	5.13	02/17/28	425,000	364,969
Turkey Government International Bond	5.25	03/13/30	425,000	341,062
Turkey Government International Bond	5.60	11/14/24	550,000	530,062
Turkey Government International Bond	5.75	03/22/24	525,000	516,449
Turkey Government International Bond	5.88	06/26/31	375,000	305,156
Turkey Government International Bond	5.95	01/15/31	500,000	413,125
Turkey Government International Bond	6.00	03/25/27	700,000	638,750
Turkey Government International Bond	6.13	10/24/28	600,000	531,750
Turkey Government International Bond	6.35	08/10/24	500,000	491,867
Turkey Government International Bond	6.38	10/14/25	550,000	525,937
Turkey Government International Bond	7.25	12/23/23	225,000	227,250
Turkey Government International Bond	7.38	02/05/25	700,000	697,375
Turkey Government International Bond	7.63	04/26/29	650,000	611,000
Turkey Government International Bond	8.60	09/24/27	425,000	424,469
Turkey Government International Bond	9.38	01/19/33	450,000	442,125
Turkey Government International Bond	9.88	01/15/28	550,000	565,812
Turkey Government International Bond	11.88	01/15/30	325,000	385,531
UAE Government International Bond	2.00	10/19/31	225,000	190,554
UAE Government International Bond	4.05	07/07/32	250,000	247,858
Ukraine Government International Bond	6.88	05/21/31	1,000,000	200,250
Ukraine Government International Bond	7.38	09/25/34	200,000	40,250
Ukraine Government International Bond	7.75	09/01/25	775,000	180,529
Ukraine Government International Bond	7.75	09/01/26	750,000	167,306
Ukraine Government International Bond	7.75	09/01/27	800,000	176,098
Ukraine Government International Bond	7.75	09/01/28	750,000	165,563
Ukraine Government International Bond	7.75	09/01/29	750,000	168,178
Ukraine Government International Bond	9.75	11/01/30	950,000	210,097
Uruguay Government International Bond	4.38	10/27/27	925,000	936,562
Uruguay Government International Bond	4.38	01/23/31	1,175,000	1,174,412
Vietnam Government International Bond	4.80	11/19/24	600,000	594,000
Zambia Government International Bond	8.50	04/14/24	600,000	305,250
Zambia Government International Bond	8.97	07/30/27	700,000	353,500
				141,873,122
TOTAL GOVERNMENT AGENCIES AND OBLIGATIONS (Cost – $143,376,716)				145,605,389

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount		Value
SHORT-TERM INVESTMENTS – 0.2%
TIME DEPOSITS – 0.2%
Citibank, London	1.13	02/01/23	EUR	559	$607
Sumitomo, Tokyo	3.68	02/01/23		436,208	436,208
TOTAL SHORT-TERM INVESTMENTS (Cost – $436,815)					436,815

TOTAL INVESTMENTS – 98.9% (Cost – $175,524,744)					$177,868,687
OTHER ASSETS LESS LIABILITIES – 1.1%					2,037,803
NET ASSETS – 100.0%					$179,906,490

ZCP Indicates a zero coupon rate.

(1)	Includes step-up bonds that pay an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of January 31, 2023.
(2)	Defaulted security. Security has not paid its last interest payment and/or interest is not being accrued.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

COUNTRY DIVERSIFICATION

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF invested, as a percentage of net assets, in the following countries as of January 31, 2023:

Country	Percent of Net Assets
Angola	1.6%
Argentina	1.5%
Australia	0.1%
Azerbaijan	1.0%
Bahrain	4.1%
Boliva	0.3%
Brazil	3.5%
British Virgin Islands	1.8%
Cayman Islands	2.7%
Chile	1.5%
China	1.9%
Colombia	2.2%
Costa Rica	0.4%
Croatia	0.6%
Dominican Republic	3.0%
Ecuador	1.0%
Egypt	2.6%
Ethiopia	0.2%
Gabon	0.3%
Ghana	0.9%
Hong Kong	0.5%
Hungary	2.5%
India	1.5%
Indonesia	4.5%
Iraq	0.4%
Ivory Coast	0.4%
Jamaica	0.5%
Jordan	1.0%
Kazakhstan	1.3%
Kenya	1.2%
Kuwait	1.5%
Country	Percent of Net Assets
Lebanon	0.2%
Malaysia	2.1%
Mexico	4.1%
Morocco	0.3%
Nigeria	2.4%
Oman	4.9%
Pakistan	1.0%
Panama	1.7%
Paraguay	0.3%
Peru	2.0%
Philippines	3.1%
Poland	2.2%
Qatar	3.6%
Romania	2.3%
Saudi Arabia	3.7%
Senegal	0.3%
Serbia	0.3%
South Africa	3.7%
Sri Lanka	1.1%
Trinidad and Tobago	0.3%
Tunisia	0.2%
Turkey	6.4%
Ukraine	0.7%
United Arab Emirates	3.4%
Uruguay	1.2%
Vietnam	0.3%
Zambia	0.4%
Other*	1.3%
100.0%

*	Includes cash and any non-equity securities and net other assets (liabilities).

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 — unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2023:

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$31,826,483	$–	$31,826,483
Government Agencies & Obligations	–	145,605,389	–	145,605,389
Short-Term Investments	–	436,815	–	436,815
Total Investments	$–	$177,868,687	$–	$177,868,687

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Six Month Target Duration US Treasury ETF

Portfolio of Investments

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM INVESTMENTS – 100.3%
GOVERNMENT OBLIGATIONS – 100.3%
U.S. Treasury Bill	ZCP	02/02/23	$912,000	$911,899
U.S. Treasury Bill	ZCP	02/09/23	144,400	144,266
U.S. Treasury Bill	ZCP	02/16/23	9,030,000	9,013,861
U.S. Treasury Bill	ZCP	03/02/23	12,815,300	12,769,676
U.S. Treasury Bill	ZCP	04/20/23	12,900,000	12,773,474
U.S. Treasury Bill	ZCP	05/18/23	2,500,500	2,467,263
U.S. Treasury Bill	ZCP	06/15/23	7,221,400	7,100,387
U.S. Treasury Bill	ZCP	07/13/23	11,610,000	11,371,182
U.S. Treasury Bill	ZCP	07/27/23	1,576,000	1,540,815
U.S. Treasury Bill	ZCP	08/10/23	12,900,000	12,589,793
U.S. Treasury Bill	ZCP	09/07/23	12,307,800	11,966,193
U.S. Treasury Bill	ZCP	10/05/23	10,266,800	9,952,906
U.S. Treasury Bill	ZCP	11/02/23	14,111,100	13,630,678
U.S. Treasury Bill	ZCP	12/28/23	12,382,000	11,877,350
U.S. Treasury Bill	ZCP	01/25/24	12,279,000	11,735,316
TOTAL GOVERNMENT OBLIGATIONS (Cost – $129,931,030)				129,845,059

TIME DEPOSITS – 0.0%
Citibank, New York	3.68	02/01/23	50,029	50,029
TOTAL SHORT-TERM INVESTMENTS (Cost – $129,981,059)				129,895,088

TOTAL INVESTMENTS – 100.3% (Cost – $129,981,059)				$129,895,088
OTHER LIABILITIES, LESS CASH AND OTHER ASSETS – (0.3)%				(434,418)
NET ASSETS – 100.0%				$129,460,670

ZCP Indicates a zero coupon rate.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Six Month Target Duration US Treasury ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 — unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2023:

BondBloxx Bloomberg Six Month Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$–	$129,845,059	$–	$129,845,059
Short-Term Investments	–	50,029	–	50,029
Total Investments	$–	$129,895,088	$–	$129,895,088

BONDBLOXX ETF TRUST

BondBloxx Bloomberg One Year Target Duration US Treasury ETF

Portfolio of Investments

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 99.4%
U.S. Treasury Note	0.13	08/31/23	$7,548,800	$7,351,971
U.S. Treasury Note	0.13	02/15/24	958,800	914,362
U.S. Treasury Note	0.25	09/30/23	7,160,000	6,950,654
U.S. Treasury Note	0.25	11/15/23	2,205,400	2,128,986
U.S. Treasury Note	0.25	05/15/24	7,031,400	6,650,990
U.S. Treasury Note	0.38	10/31/23	2,205,400	2,134,715
U.S. Treasury Note	0.38	04/15/24	2,378,800	2,261,393
U.S. Treasury Note	0.50	11/30/23	1,165,000	1,124,839
U.S. Treasury Note	0.75	12/31/23	7,160,000	6,904,645
U.S. Treasury Note	0.88	01/31/24	7,175,000	6,905,377
U.S. Treasury Note	1.38	09/30/23	6,869,200	6,717,729
U.S. Treasury Note	2.25	03/31/24	9,722,400	9,456,743
U.S. Treasury Note	2.25	04/30/24	2,720,000	2,641,800
U.S. Treasury Note	2.50	01/31/24	7,160,000	7,004,354
U.S. Treasury Note	2.50	04/30/24	2,720,000	2,649,928
U.S. Treasury Note	2.50	05/31/24	8,451,600	8,222,978
U.S. Treasury Note	3.00	06/30/24	1,384,800	1,355,617
U.S. Treasury Note	3.00	07/31/24	7,478,800	7,318,561
TOTAL GOVERNMENT OBLIGATIONS (Cost – $88,838,080)				88,695,642

SHORT-TERM INVESTMENTS – 0.2%
TIME DEPOSITS – 0.2%
JP Morgan Chase, New York	3.68	02/01/23	222,726	222,726
TOTAL SHORT-TERM INVESTMENTS (Cost – $222,726)				222,726

TOTAL INVESTMENTS – 99.6% (Cost – $89,060,806)				$88,918,368
OTHER ASSETS LESS LIABILITIES – 0.4%				341,983
NET ASSETS – 100.0%				$89,260,351

BONDBLOXX ETF TRUST

BondBloxx Bloomberg One Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 — unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2023:

BondBloxx Bloomberg One Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$–	$88,695,642	$–	$88,695,642
Short-Term Investments	–	222,726	–	222,726
Total Investments	$–	$88,918,368	$–	$88,918,368

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF

Portfolio of Investments

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 99.3%
U.S. Treasury Note	0.25	05/15/24	$3,825,000	$3,618,061
U.S. Treasury Note	0.25	07/31/25	3,825,000	3,490,163
U.S. Treasury Note	0.25	08/31/25	5,122,000	4,660,620
U.S. Treasury Note	0.25	10/31/25	1,288,600	1,166,837
U.S. Treasury Note	0.38	04/15/24	4,818,500	4,580,681
U.S. Treasury Note	0.38	11/30/25	2,066,500	1,873,573
U.S. Treasury Note	0.50	02/28/26	950,000	858,562
U.S. Treasury Note	0.75	11/15/24	5,355,000	5,029,516
U.S. Treasury Note	0.88	01/31/24	120,000	115,491
U.S. Treasury Note	1.13	01/15/25	3,672,000	3,460,932
U.S. Treasury Note	1.50	02/15/25	3,473,300	3,292,580
U.S. Treasury Note	1.75	03/15/25	3,060,000	2,913,455
U.S. Treasury Note	2.25	03/31/24	6,579,000	6,399,234
U.S. Treasury Note	2.25	11/15/25	2,450,000	2,344,248
U.S. Treasury Note	2.75	05/15/25	5,355,000	5,202,508
U.S. Treasury Note	2.88	06/15/25	5,355,000	5,217,360
U.S. Treasury Note	3.00	07/31/24	3,317,600	3,246,518
U.S. Treasury Note	3.00	07/15/25	3,382,200	3,303,194
U.S. Treasury Note	3.13	08/15/25	4,590,000	4,495,869
U.S. Treasury Note	4.00	12/15/25	4,082,600	4,095,996
U.S. Treasury Note	4.25	09/30/24	1,838,000	1,834,015
U.S. Treasury Note	4.25	12/31/24	1,450,000	1,450,113
U.S. Treasury Note	4.25	10/15/25	2,000,000	2,015,625
U.S. Treasury Note	4.50	11/30/24	630,600	632,743
U.S. Treasury Note	4.50	11/15/25	306,000	310,626
TOTAL GOVERNMENT OBLIGATIONS (Cost – $75,704,234)				75,608,520

SHORT-TERM INVESTMENTS – 0.3%
TIME DEPOSITS – 0.3%
ANZ National Bank, London	3.68	02/01/23	238,758	238,758
TOTAL SHORT-TERM INVESTMENTS (Cost – $238,758)				238,758

TOTAL INVESTMENTS – 99.6% (Cost – $75,942,992)				$75,847,278
OTHER ASSETS LESS LIABILITIES – 0.4%				292,069
NET ASSETS – 100.0%				$76,139,347

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 — unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2023:

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$–	$75,608,520	$–	$75,608,520
Short-Term Investments	–	238,758	–	238,758
Total Investments	$–	$75,847,278	$–	$75,847,278

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Three Year Target Duration US Treasury ETF

Portfolio of Investments

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 99.3%
U.S. Treasury Note	0.25	05/31/25	$1,260,000	$1,154,869
U.S. Treasury Note	0.25	07/31/25	1,255,000	1,145,138
U.S. Treasury Note	0.25	08/31/25	910,000	828,029
U.S. Treasury Note	0.38	11/30/25	1,024,400	928,763
U.S. Treasury Note	0.38	12/31/25	1,680,000	1,522,172
U.S. Treasury Note	0.38	01/31/26	1,600,000	1,444,000
U.S. Treasury Note	0.63	07/31/26	1,142,200	1,025,481
U.S. Treasury Note	0.75	03/31/26	614,600	559,334
U.S. Treasury Note	0.75	04/30/26	1,600,000	1,451,500
U.S. Treasury Note	0.75	05/31/26	1,050,000	950,455
U.S. Treasury Note	0.75	08/31/26	1,602,900	1,442,359
U.S. Treasury Note	0.88	06/30/26	1,196,400	1,086,060
U.S. Treasury Note	0.88	09/30/26	1,024,400	924,321
U.S. Treasury Note	1.25	11/30/26	1,847,600	1,685,358
U.S. Treasury Note	1.88	02/28/27	1,100,000	1,024,418
U.S. Treasury Note	2.25	11/15/25	1,260,000	1,205,613
U.S. Treasury Note	2.63	04/15/25	732,000	709,297
U.S. Treasury Note	2.75	04/30/27	525,000	505,764
U.S. Treasury Note	3.00	07/15/25	1,229,300	1,200,584
TOTAL GOVERNMENT OBLIGATIONS (Cost – $20,707,259)				20,793,515

SHORT-TERM INVESTMENTS – 0.3%
TIME DEPOSITS – 0.3%
Sumitomo, Tokyo	3.68	02/01/23	66,945	66,945
TOTAL SHORT-TERM INVESTMENTS (Cost – $66,945)				66,945

TOTAL INVESTMENTS – 99.6% (Cost – $20,774,204)				$20,860,460
OTHER ASSETS LESS LIABILITIES – 0.4%				80,880
NET ASSETS – 100.0%				$20,941,340

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Three Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 — unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2023:

BondBloxx Bloomberg Three Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$–	$20,793,515	$–	$20,793,515
Short-Term Investments	–	66,945	–	66,945
Total Investments	$–	$20,860,460	$–	$20,860,460

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Five Year Target Duration US Treasury ETF

Portfolio of Investments

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 99.3%
U.S. Treasury Note	0.50	04/30/27	$1,775,000	$1,556,106
U.S. Treasury Note	0.50	06/30/27	923,000	805,354
U.S. Treasury Note	0.50	10/31/27	1,856,600	1,605,016
U.S. Treasury Note	0.63	11/30/27	2,130,000	1,849,689
U.S. Treasury Note	0.75	01/31/28	1,775,000	1,544,735
U.S. Treasury Note	1.00	07/31/28	1,716,800	1,495,762
U.S. Treasury Note	1.25	03/31/28	1,775,000	1,579,126
U.S. Treasury Note	1.25	04/30/28	2,410,500	2,141,014
U.S. Treasury Note	1.25	06/30/28	3,550,000	3,142,721
U.S. Treasury Note	1.25	09/30/28	3,550,000	3,124,971
U.S. Treasury Note	1.38	10/31/28	1,674,400	1,482,367
U.S. Treasury Note	1.50	11/30/28	1,420,000	1,264,244
U.S. Treasury Note	2.38	03/31/29	1,065,000	993,570
U.S. Treasury Note	2.75	05/31/29	1,226,700	1,168,959
U.S. Treasury Note	2.88	08/15/28	1,775,000	1,709,062
U.S. Treasury Note	2.88	04/30/29	2,747,300	2,637,515
U.S. Treasury Note	3.13	08/31/27	2,130,000	2,084,321
U.S. Treasury Note	3.13	08/31/29	339,200	330,270
U.S. Treasury Note	3.25	06/30/27	2,130,000	2,093,890
U.S. Treasury Note	3.88	12/31/29	1,200,000	1,223,437
U.S. Treasury Note	4.00	10/31/29	1,311,500	1,344,902
TOTAL GOVERNMENT OBLIGATIONS (Cost – $35,073,289)				35,177,031

SHORT-TERM INVESTMENTS – 0.1%
TIME DEPOSITS – 0.1%
Sumitomo Mitsui Trust Bank, London	3.68	02/01/23	49,651	49,651
TOTAL SHORT-TERM INVESTMENTS (Cost – $49,651)				49,651

TOTAL INVESTMENTS – 99.4% (Cost – $35,122,940)				$35,226,682
OTHER ASSETS LESS LIABILITIES – 0.6%				214,399
NET ASSETS – 100.0%				$35,441,081

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Five Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 — unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2023:

BondBloxx Bloomberg Five Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$–	$35,177,031	$–	$35,177,031
Short-Term Investments	–	49,651	–	49,651
Total Investments	$–	$35,226,682	$–	$35,226,682

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF

Portfolio of Investments

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 99.1%
U.S. Treasury Note	0.63	05/15/30	$2,080,000	$1,702,188
U.S. Treasury Note	0.63	08/15/30	2,184,000	1,778,766
U.S. Treasury Note	1.13	02/15/31	2,080,000	1,752,075
U.S. Treasury Note	1.38	10/31/28	133,900	118,543
U.S. Treasury Note	1.38	11/15/31	1,560,000	1,316,128
U.S. Treasury Note	1.50	11/30/28	1,608,100	1,431,712
U.S. Treasury Note	1.50	02/15/30	1,112,600	977,089
U.S. Treasury Note	1.63	05/15/31	2,080,000	1,810,250
U.S. Treasury Note	1.88	02/15/32	2,131,000	1,871,284
U.S. Treasury Note	2.38	03/31/29	1,300,000	1,212,809
U.S. Treasury Note	2.63	07/31/29	1,560,000	1,474,809
U.S. Treasury Note	2.75	05/31/29	1,280,000	1,219,750
U.S. Treasury Note	2.75	08/15/32	2,008,800	1,891,411
U.S. Treasury Note	2.88	05/15/32	3,188,500	3,039,039
U.S. Treasury Note	3.13	08/31/29	1,404,000	1,367,035
U.S. Treasury Note	3.25	06/30/29	1,040,000	1,020,053
U.S. Treasury Note	4.13	11/15/32	1,592,800	1,676,546
TOTAL GOVERNMENT OBLIGATIONS (Cost – $25,513,815)				25,659,487

SHORT-TERM INVESTMENTS – 0.2%
TIME DEPOSITS – 0.2%
Skandinaviska Enskilda Banken, Stockholm	3.68	02/01/23	48,649	48,649
TOTAL SHORT-TERM INVESTMENTS (Cost – $48,649)				48,649

TOTAL INVESTMENTS – 99.3% (Cost – $25,562,464)				$25,708,136
OTHER ASSETS LESS LIABILITIES – 0.7%				179,464
NET ASSETS – 100.0%				$25,887,600

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 — unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2023:

BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$–	$25,659,487	$–	$25,659,487
Short-Term Investments	–	48,649	–	48,649
Total Investments	$–	$25,708,136	$–	$25,708,136

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF

Portfolio of Investments

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.6%
U.S. Treasury Bond	3.25	05/15/42	$500,000	$463,906
U.S. Treasury Bond	3.75	08/15/41	1,281,000	1,289,607
U.S. Treasury Bond	3.88	08/15/40	1,546,000	1,593,588
U.S. Treasury Bond	4.00	11/15/42	660,000	682,069
U.S. Treasury Bond	4.25	11/15/40	1,701,200	1,836,897
U.S. Treasury Bond	4.63	02/15/40	1,711,200	1,938,068
U.S. Treasury Bond	4.75	02/15/41	1,505,000	1,729,104
U.S. Treasury Bond	5.00	05/15/37	1,183,200	1,380,739
U.S. Treasury Note	0.63	08/15/30	2,150,000	1,751,074
U.S. Treasury Note	1.38	11/15/31	1,774,800	1,497,349
U.S. Treasury Note	1.50	02/15/30	1,050,000	922,113
U.S. Treasury Note	1.63	05/15/31	2,216,500	1,929,048
U.S. Treasury Note	1.75	11/15/29	1,150,000	1,031,227
U.S. Treasury Note	2.75	08/15/32	1,443,600	1,359,239
U.S. Treasury Note	2.88	05/15/32	1,290,000	1,229,531
U.S. Treasury Note	4.13	11/15/32	470,000	494,712
TOTAL GOVERNMENT OBLIGATIONS (Cost – $20,897,055)				21,128,271

SHORT-TERM INVESTMENTS – 0.1%
TIME DEPOSITS – 0.1%
BBVA, Madrid	3.68	02/01/23	31,873	31,873
TOTAL SHORT-TERM INVESTMENTS (Cost – $31,873)				31,873

TOTAL INVESTMENTS – 98.7% (Cost – $20,928,928)				$21,160,144
OTHER ASSETS LESS LIABILITIES – 1.3%				269,655
NET ASSETS – 100.0%				$21,429,799

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 — unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2023:

BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$–	$21,128,271	$–	$21,128,271
Short-Term Investments	–	31,873	–	31,873
Total Investments	$–	$21,160,144	$–	$21,160,144

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF

Portfolio of Investments

January 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 97.8%
U.S. Treasury Bond	1.25	05/15/50	$8,028,000	$4,721,467
U.S. Treasury Bond	1.38	08/15/50	8,055,000	4,887,120
U.S. Treasury Bond	1.63	11/15/50	4,109,500	2,661,222
U.S. Treasury Bond	1.88	02/15/51	2,102,900	1,450,180
U.S. Treasury Bond	1.88	11/15/51	2,862,000	1,965,613
U.S. Treasury Bond	2.00	02/15/50	1,186,800	848,377
U.S. Treasury Bond	2.00	08/15/51	2,073,700	1,471,193
U.S. Treasury Bond	2.25	08/15/49	1,053,300	798,698
U.S. Treasury Bond	2.25	02/15/52	1,060,000	797,153
U.S. Treasury Bond	2.38	11/15/49	345,500	268,950
U.S. Treasury Bond	2.38	05/15/51	1,071,400	830,586
U.S. Treasury Bond	2.88	05/15/52	313,600	270,504
U.S. Treasury Bond	3.00	02/15/48	1,770,600	1,561,448
U.S. Treasury Bond	3.00	08/15/52	367,600	325,527
U.S. Treasury Bond	4.00	11/15/52	687,000	734,929
U.S. Treasury Strip	ZCP	11/15/47	1,977,700	796,719
U.S. Treasury Strip	ZCP	05/15/49	1,910,000	743,669
U.S. Treasury Strip	ZCP	11/15/50	1,091,100	404,218
TOTAL GOVERNMENT OBLIGATIONS (Cost – $24,968,022)				25,537,573

SHORT-TERM INVESTMENTS – 1.5%
GOVERNMENT OBLIGATIONS – 1.3%
U.S. Treasury Bill	ZCP	02/02/23	355,300	355,261

TIME DEPOSITS – 0.2%
Sumitomo Mitsui Trust Bank, London	3.68	02/01/23	41,102	41,102
TOTAL SHORT-TERM INVESTMENTS (Cost – $396,389)				396,363

TOTAL INVESTMENTS – 99.3% (Cost – $25,364,411)				$25,933,936
OTHER ASSETS LESS LIABILITIES – 0.7%				175,824
NET ASSETS – 100.0%				$26,109,760

ZCP Indicates a zero coupon rate.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

January 31, 2023 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 — unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2023:

BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$–	$25,537,573	$–	$25,537,573
Short-Term Investments	–	396,363	–	396,363
Total Investments	$–	$25,933,936	$–	$25,933,936